CSMC 2021-RPL8 Trust

Exhibit 99.3

ULOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
752189601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2018. Borrower called in to dismiss loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189974	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2019. Borrower request to have 1098 statement provided via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752190186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019. Customer contacted the servicer on 7/8/2019 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752190192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2019. Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2019. The most recent contact was to promise to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2019. escrow statement request
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752190041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019. The borrower called in regarding the $60.00 inspection fee showing on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752190119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2019. Borrower promise to pay $1,883.57 drafting on 10/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020. The borrower called to get options due to pandemic and was advised that they can apply online for a forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/15/2020
752190019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020. The borrower called in to request the year end statement for both servicing agencies. Borrower was advised the 1098 sent is for both mortgage companies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Note dated XX/XX/XXXX , the borrower was advised the bankruptcy was discharged without reaffirmation. No information was provided in the comments regarding the bankruptcy filing.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
752189623	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189321	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2019. Borrower called to schedule payment and to acquire general account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752190114	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020. The borrower had requested cancelation of the mortgage insurance and had had an appraisal completed. The borrower was told that the appraisal had not yet been received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/07/2019. The dispute type is Verbal and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Commentary states there was a dispute regarding an NSF fee charge.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area per notes dated XX/XX/XXXX. No disaster damage was reported.	05/31/2020	05/30/2020
752189746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2019. The borrower inquired about refinancing options.
12/04/2019 - Borrower called - advised borrower they do not qualify for escrow removal - verified account demographics
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
752189194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020. Borrower called about getting someone to discuss refinance with them since they received refinance application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
752189592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189835	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019. The borrower made a promise to pay 08/07/2019 and called to check on last payment received. The agent explained to the borrower why the insurance went up and advised that if applied more towards escrow a new analysis can be ran and spread shortage if needed to make a reasonable payment. The borrower also made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2019. The borrower called to discuss correspondence received regarding late fee remainder.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752190239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189086	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2019. The borrower called regarding general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
752189951	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020. Borrower called in to make payment and asked if mortgage insurance could be removed. Servicer advised of appraisal process and amount in order to qualify for removal of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
752190297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019. Borrower called in to add a auth party
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019. Borrower called about hazard claim. The last contact with the borrower was on 01/23/2020, called in to let us know that borrowers wife passed away and he wants to make a payment today for $1270.04.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
752189217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019. inboudn call from borrower to inquire on transfer information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189970	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189041	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019. Borrower called in to go over their escrow account shortage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189122	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019. The borrower called on 7/2/19 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189502	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2019. On 12/12/2019 servicer contacted borrower regarding payment. Borrower made a P2P of $1,099.14 by 12/25/2019 via billpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
752190113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2019. 3rd party made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020. borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/06/2020
752189488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189338	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020. The borrower called in to inquire about a notice they received regarding their credit reporting. The call was transferred to the bankruptcy department. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
752189496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020. The borrower called on 5/28/2020 regarding document ordered for appraisal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is fair. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
752189088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189290	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2020. Borrower called to change Auto Pay information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
752189234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020. The authorized third party called for information on setting up automated payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
752189046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2019. The 3rd party called for 1098 end of the year statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
752189435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019. The customer called in to confirm transfer information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
752189393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019. On 03/18/2019 Advised customer of new payment amount due to taxes and insurance increase
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XX/XX/XXXX, no damages reported.	05/31/2020	02/28/2020
752189635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019. borrower called in about loss draft claim
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX cites claim to be non monitored.	05/31/2020	03/15/2020
752190275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019. Welcome call completed by new service and Last spoke to borrower when the called inbound to ask about the increase in the monthly payment on the loan and was advised the Insurance premium had gone up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is fair. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2020. 06/12/19-Borrower called in regarding amount due and automated payments. Borrower scheduled for 07/02/2019, 07/23/2019 and 08/13/2019.

02/15/20-The borrower promised to pay $945.89 by 2/28 via mail
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
752189588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
752189562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752190083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020. Borrower called in regarding missing payment that was sent on the 04/01/2020. The agent obtained the check number and amount paid to request try and locate check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/27/2020
752190040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020. The borrower called in and inquired on the current homeowners insurance. The borrower was advised of the insurance information and payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
752189436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2018. Comments show borrower had issues setting up automated payments and discussed error and how to fix with serrvicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020. The borrower called to discuss escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The comments on XX/XX/XXXX indicated an insurance claim was filed. The results of an inspection were received on XX/XX/XXXX reflecting the repairs were completed. All funds were released and the claim was closed on XX/XX/XXXX.	05/31/2020	03/31/2020
752189839	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752190177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020. talked to customer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
752189429	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019. 04/04/2019 - Talked to borrower for bankruptcy reaffirmation inquiry - verified account demographics
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. Bankruptcy information per comment
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
752189330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020. The borrower called to request late fees removed. Late fees removed as a courtesy to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
752189218	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752190099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189468	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2019. On 10/30/2019 Borrower called to schedule a payment and to have miss-applied payment posted correctly.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/12/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. 08/12/2019 states Credit dispute. The dispute was resolved 08/12/2019 - 08/31/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019. Borrower called in to inquire about payments and transfer of loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019. The borrower called to make a payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
752189150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752190215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020. The borrower inquired about their insurance premium disbursement; agent advised servicer has not received evidence of insurance or renewal notice.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
752190078	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2018. Borrower called with payment inquiry and asked for late fee to be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019. On 08/13/2019 Borrower called to make a payment and was provided with know your options for available assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. XX/XX/XXXX Commentary states shows Bankruptcy is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019. 3/12/19: borrower call to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020. Borrower called in to make a payment of 4548.73
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
752189361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2019. The last contact was made on 12/9/2019, in which the borrower inquired about payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX comments noted on XX/XX/XXXX, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	05/31/2020	02/28/2020
752189585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2020. Customer called in to update mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
752189085	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2020. The borrower called in to schedule a payment and request a name change on the account due to the passing of the primary borrower Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
752190280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2019. Borrower contact advised that forgot to make the payment and will make the payment on 09/20/2019 via the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752190251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019. Per the comments, completed the welcome call with the borrower. Borrower made March payment and set up auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752189115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
752193196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2020. On 12/29/2020, the borrower called to state that the payment will be delayed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. The borrower called and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2020. The borrower called with instructions for applying their funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2019. Spoke with borrower. Approved for modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020. The borrower called in to see when the payment was due and made a payment for $584.52.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020. Inbound call from borrower to request information on the loan to value of their loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2021. The borrower called in to verify a XXX payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. the customer was having problems making the payment online, called in for assistance, confirmed no covid impact
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019. Borrower called in stating they will be making a payment on 11/12. Refuse to set up PTP. Stated funds not available yet
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. The borrower made a payment and confirmed that the forbearance is active through XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2019. Borrower having system issues with website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752193175	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. Borrower requested 1098 information. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020. Borrower wanted to know when we received payments, went over flex pay and also wanted to know about recovery fees, advised error
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752193168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020. Associate contacted borrower and spoke with co borrower who stated they would make payment online and payment was scheduled. Comment dated 07/10/2018 borrower stated they never agreed to sign a modification and will make one and half payments until they are caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2020. Borrower stated that he didn't know who we were ,let him know how much was owing on the account. He said payment should have been made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2019. 11/01/2019 - Borrower called to make a payment in the amount of $997.74
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019. An unauthorized 3rd party called in place of borrower and the call was verified and she hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752193167	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2021. The borrower called in and confirm no covid impact
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is performing under plan. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2020. Borrower requested help with the Servicer's web portal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193166	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018. The borrower verified their information and confirmed documents had been sent to them for modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is performing under plan. The proof of claim was filed XX/XX/XXXX. Active bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193171	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2018. Authorized 3rd party was called and mod offer was made. Legal rep advised borrower never requested loan Mod. Servicer advised it is preapproved per loan investor. Process was explained and advised will help with delinquency. Rep will discuss with borrower and reach out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020. Borrower inquiry regarding car payment, advised incorrect lender.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020. The borrower called in and stated they were sick.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019. Borrower called to request reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020. Borrower paid escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193154	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021. Borrower spoke with Servicer regarding the auto draft set up on account and wanted to verify the times of withdrawal so they were not late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX. A motion for relief was filed XX/XX/XXXX. Relief withdrawn due to reinstatement on XX/XX/XXXX in the amount of $X.XX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary on 1/14/2021 shows a payoff statement mailed to customer for a payoff in the amount of $41,187.96 as of 1/13/2021.	04/30/2021	04/07/2021
752193152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020. Borrower called to request payment history from 12/01/2017. Requested an explanation for reinstatement balance change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021. The borrower called in with a request for assistance logging into the servicing system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2020. Borrower discuss payment has been processed as requested and has not been impacted by the covid=19 virus
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193153	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2019. Borrower called in to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020. Spoke to the borrower and they called about the $33.00 fee and they were advised it was charged in error.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019. Borrower sister called to schedule payment. Comment dated 03/04/2019 borrower called authorizing their sister who wanted to know where to send payments to get loan caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193146	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. Inbound call from borrower, stated received a check for overpayment of insurance and wanted it applied to the escrow account Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 04/26/2018 Commentary states reason for default Borrower is deceased. There is a remaining Borrower on the account.	04/30/2021	04/21/2021
752193143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193141	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2021. Borr called in wants to make one payment. Also wants to setup autodraft
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/19/2018. The dispute type is Verbal and the reason is Loss Mit Dispute. The dispute is not resolved and the status indicates Servicer responded and appears issue is closed. Commentary states there is a dispute regarding the modification denial. The borrower was advised to send in dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is performing under plan. Active Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752193132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020. Authorized third party called in to verify if name change request was completed and to see if flex plan is set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2020. Advised borrower that a payment IAO $1947.12 has been received on the account borrower called to make a payment IAO $1947.12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752193128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2020. Authorized third party made a payment and verified billing statement address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019. Borrower inquired o their autopay and was informed to begin in May, would have to make the April payment and borrower scheduled payment. On 02/06/2019 borrower stated they should not have corporate fees due to modification and was advised to dispute the charges and provided the address to send letter. Associate informed borrower on 03/07/2018 modification is still pending.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2020. The borrower called and a made a payment in the amount of $1674.67
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2021. UTP called in and paid, stated borrower is ill since December in the hospital. Servicer advised UTP to send authorization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020. Borrower set up auto pay for the 20th of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020. The borrower called in about insurance being transferred to a new servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019. Borrower called about account status and was advised will show modification on credit report and borrower requested letter stating account was up to date. Borrower was advised to send VOM or request in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2019. The borrower called in to pay escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2020. Borrower called because could not access website. Advised borrower the website was down and it could be a few days until it was back up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. Unable to locate BK details in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/25/2021
752193121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2019. Talk to borrower regarding payments borrower states he makes payments every 2 weeks through bill pay. Borrower states reason for delinquency is due to curtailment of income and he always makes partial payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193122	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020. The most recent contact was a call in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2019. Borrower called for reinstatement amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020. Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2019. Borrower stated they sent the modification documents back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2020. Borrower contacted to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2020. Borrower called in to make a payment and inquired about automated payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752193116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2019. Borrower called regarding escrow questions. She wanted to know why she received an escrow check and was advised tere was an overage within the escrow account which exceeded $50. Advised borrower a payment reduction will go into effect on 11/1.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2020. The borrower called in to check the status of their account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2019. Borrower stated no longer represented by an attorney and requesting to have statements emailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193107	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019. Borrower inquired what they need to do to transfer loan to son. Associate informed they would need to refinance. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	01/31/2021
752193108	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2020. Co-Borrower called to discuss the extra payments they make to principal. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. Borrower informed the loan will be discharged and confirmed mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. A motion for relief was filed XX/XX/XXXX. Agreed order was entered into with borrowers having to file for modification within 30 days and the agreed order was paid in full on XX/XX/XXXX. Motion for discharge was filed on XX/XX/XXXX by borrower and order terminating plan payments was signed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. Borrower contact advised has retired and lower income but payment is still affordable. Discussed workout options and will keep current options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2020. Web payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019. Bhorrower about inquired about changing their due date as they get paid monthly on the 20th and is trying to avoid the late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020. Spoke with borrower regarding payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Unable to locate BK details in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752193097	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2020. On 8/4/2020, the borrower confirmed that payments will be processed on the last day of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752193096	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Borrower made a XXX payment Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2020. Borrower called in asking where to send tax bill. Provided borrower with email address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2020. the borrower called to request a copy of December page for lender placed insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. The borrower called to make a payment as they were having issues paying online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019. On 02/01/2019, the borrower contacted the servicer to schedule a payment in the amount of $556.53 and to advise of excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193082	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2020. Borrower called regarding status of claim documents and insurance check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. XXX damage was noted with a date of loss of XX/XX/XXXX. On XX/XX/XXXX the borrower noted they had two claim checks needing to be endorsed. On XX/XX/XXXX the comments referenced an active claim for XXX damages caused on XX/XX/XXXX. The claim was classified as stamp and go. A check for $X.XX was endorsed and released on XX/XX/XXXX. Another check in the amount of $X.XX was received as of XX/XX/XXXX. The funds were endorsed and released on XX/XX/XXXX. There was no reference to the status of the repairs. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX damage was noted with a date of loss of XX/XX/XXXX. Claim was filed with no evidence of repairs completed.	04/30/2021	04/16/2021
752193083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752193087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2021. The borrower called in and requested a copy of her statement be emailed to her email address. Rep gave borrower contact info of a CSR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193079	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020. The borrower called and stated had to pay a medical bill and would make the payment on 1/8/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. Per comments on XX/XX/XXXX, the insurance company will not renew the policy due to repairs needed to the roof. No evidence of a claim or repairs. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193084	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020. The borrower called and was advised the flex pay start date was 11/3/2020 and the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020. Borrower promise to pay the amount of $432.72. Borrower advised flex payment is already set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752193080	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2021. 04/09/2021- Borrower called in stated payment made 03/31/2021 , no covid impact
01/29/2021 - Spoke with borrower and set up payment by phone in the amount of $5,000.00 to be applied towards the principal.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/23/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower had disputed payments. The funds have been reversed and dispute is closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2019. Called in to get status of hardship application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193088	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Borrower called in to make payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD. The third party reported XXX damage on XX/XX/XXXX. Claim funds if $X.XX were received on XX/XX/XXXX and released on XX/XX/XXXX. No further status updates provided. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. Borrower inquiry asking if the escrow shortage can be added into the payment. Advised of new payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193632	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019. The borrower was advised on balance of loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019. Borrower advised pays mortgage ate the end of the month due to pay schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193066	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2020. On 12/22/20 the borrower called to make a payment of $2558 to cover prior insurance policy. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. On 12/03/2020, the servicer advised the borrower that there are no changes to account and that the monthly payment is $668.63 and the interest rate is 2.625%. The borrower informed the borrower of not being affected by COVID.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Borrower received a check in the amount of $X.XX on XX/XX/XXXX for XXX damage. Collection comments does not provide any information regarding damage to the property.	04/30/2021	04/07/2021
752193059	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Rep spoke with borrower and advised the system currently shows borrowers are represented by the counsel and if the could please confirm this. Rep advised if you wish for the attorney to join the call they may do so and customer did not want attorney to join the call. Borrower called in to make payment on the account and could not get online access yet because of bankruptcy and made a partial amount of $448.33 and left a different of $290.51. Rep set up payment for $290.51 thru spa system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. Unauthorized third party called to remove mortgage insurance advised to get third party authorization form on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2021. Borr called in PBP payment of $966.52
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2019. The most recent contact was to have the autodraft deleted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2020. The borrower called to have the account unlocked.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193049	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020. ATF called in on 5/12/2020 to make a payment. ATP was lock out web and needed to be reset. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019. On 05/30/2020, the borrower contacted the servicer to schedule the first modified payment in the amount of $556.93.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2019. 09/18/2019 - Spoke with the borrower in regards to homeowner policy. The agent reviewed the policy and the payment in the amount of $923.00 was sent to policy holders on 09/03/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2021. Borrower called in wanted to make sure her payment went thru i advise payment is pending verified confirmation number #XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. The borrower called to make a payment and confirmed no covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752193046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2020. Borrower request to review H2370266 policy number. Also review of the escrow payment for insurance $700.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2020. Borrower called in to make a one time payment by phone $1,700.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193065	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2020. The borrower called and asked why payment went up on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193040	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2020. The co-borrower called to confirm information regarding the flex payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2021. The most recent contact was a call in to speak about the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2018. On 11/04/2018, the borrower contacted the servicer to inquire about a letter received regarding insufficient insurance. The servicer advised the borrower to contact the condo association.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan. A motion for relief was filed XX/XX/XXXX. Comment dated XX/XX/XXXX shows order granting motion to modify plan entered XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752193036	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. Borrower stated that the bankruptcy attorney has the modification paperwork to submit.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/25/2018. The dispute type is Written and the reason is Communication. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower's bankruptcy placed a written dispute based on the servicer's failure to use their proper mailing address for routine correspondence and statements. The servicer responded on 10/23/2018 and the dispute was resolved. On 4/29/21 the borrower called in to make a payment.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2018. On 12/04/18 the borrower called requesting a copy of the 1098 and stated will try to make payment by end of week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2019. Spoke with borrower regarding repay approval. Told her it would be $X.XX for XX months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752193032	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2021. Borr called to ask if we paid the insurance premium. Servicer advised sent a check to the company and they have not received it. Servicer gave insurance dept number so XXX could get in contact with them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020. Borrower advised planning to make a payment on the 15th of the month. Husband has been furloughed due to Covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicate subject is in a XXX Disaster area and the event occurred 24 or more months ago. No damages reported.	04/30/2021	04/27/2021
752193034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019. The borrower called in regarding insurance and will be sending in a check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2019. Borrower advised needs to provide proof of divorce in order to have ex wife removed from the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193025	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020. On 12/21/20 the borrower called requesting tax reimbursement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020. The borrower called in regards to regular renewal condo master hazard insurance and also advised did not receive it. The borrower stated will contact the associates.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193018	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2021. Borrower made a payment by phone. On 4/9/21 the borrower called in looking for the billing statement. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2021. The borrower contacted to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752193021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193014	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018. The most recent contact was a call in to advise that they mailed in the reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193015	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. The most recent contact was a call in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2020. Borr wanted to know about the escrow analysis. Servicer explained, borr is going to think about it. Borr wants to know about the mortgage insurance. Servicer advised still at 96.6.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2020. On 06/30/20 the borrower called to request a copy of 2019 -1098 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019. The borrower called to make their last trial modification payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193004	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019. The most recent contact was a call in to discuss insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD. The borrower advised on XX/XX/XXXX that the insurance company is planning on cancelling the policy if the XXX damage does not get fixed. The customer inquired on the price of a lender placed policy. The agent replied that it would be much more expensive than own policy. In addition, the customer was informed that the lender placed policy is not provided unless the homeowner does not have own hazard policy. There is no evidence that a claim was filed or that the repairs were done. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2019. The borrower called in regards to denial of modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193003	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance

[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. Borrower and insurance agent called Servicer on 4/26/2021 regarding the new policy information and how to submit to the Servicer. Servicer provided the necessary information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/13/2021. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower disputed the negative credit reported during the forbearance plan. The agent removed the negative reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The bankruptcy details were not provided in the comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. XX/XX/XXXX XXX damage and XXX. No evidence a claim was filed or repairs are complete. Property repairs have not started. The property condition is fair. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193002	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020. The most recent contact was with a unauthorized 3rd party regarding the payment of insurance. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2021. Borrower called in and made a payment without attorney on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is agreed ordered. The proof of claim was filed XX/XX/XXXX. Comment dated XX/XX/XXXX shows order confirming Chapter XX plan. Plan confirmed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193001	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2020. Borrower called in said mailed out a personal check on 6/26. Advised of other payment options, offered flex pay, customer declined will consider automated payments by phone . Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752193000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2020. The borrower called to make a payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: An insurance claim was made for non specified damages dated XX/XX/XXXX. A check for $X.XX and $X.XX was received. Repairs were completed by a contractor and the claim closed. An inspection dated XX/XX/XXXX stated 100% of repairs were completed.	04/30/2021	04/15/2021
752192999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2019. Borrower called and wanted to know why funds were returned. Advised they were returned for NSF.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. The borrower called in regarding principal balance and fees on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020. Borrower called with questions about how payments were applied to her account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192992	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2020. The borrower called and dispute late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. did not find case number
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019. The borrower called to make a payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192996	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2020. Authorized third party accepted cure, advised of excessive obligations. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/01/2019. The dispute type is Verbal and the reason is Escrow dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower advised to remove escrow a written request must me provided. Borrower stated should not have an escrow, paying on their own. Tax payment made in XXXX was not accepted, dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2020. Spoke with borrower whom denied loss mitigation
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192986	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018. Borrower filed Bankruptcy XX and only contact that was noted when the borrorwer asked for reinstatement amount for the loan and then it appears the BK was filed about XX/XX/XXXX. The loan appears to still be in active BK XX and is in a repayment plan through the BK court.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192982	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2021. On 02/11/21 the borrower returned servicer called who advised escrow has increased and would need to change monthly auto draft payment from 1671.46 to 1703.01.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020. Inbound call from borrower to inquire on tax bill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192974	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2020. The borrower called in to get information on the forced insurance. The representative advised to contact the insurance company.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/04/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower called in regards to loan showing 4 payments behind which advised that is not correct. The borrower also stated was not told would to pay lump sum after forbearance plan is completed. The representative advised can't take one payment, will have to make two payments. The borrower stated will make payment on Friday.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192980	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020. On 12/15/2020 the borrower called to inform they would be sending in the adjuster's report for the insurance claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX the borrower called to file a new claim for XXX damaged; date of the incident was not provided. The borrower stated on XX/XX/XXXX their contractor has been negotiating with the insurance carrier regarding adjuster’s report, and the contractor has already cashed the check. On XX/XX/XXXX the borrower noted the contractor is still working with the insurance carrier as not all damages were addressed in the report. The notes on XX/XX/XXXX stated the adjuster’s report was received and being sent for processing. There was no reference regarding the status of the repairs. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192973	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2020. Borrower called regarding 1098 form. Agent advised that all documents to be sent to bankruptcy attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020. Spoke with borrower nd discussed covid workout plans. Borrower declined at this time because they are current and still able to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192975	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2018. The borrower called in to verify if escrow analysis was completed. The representative advised that a copy was not in the system as of yet. The representative also informed of September payment increase and advised the borrower to call back next week to see if new payment amount was drafted since the borrower is set up on auto-draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192970	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2021. The borrower called regarding making a payment through the IVR. The borrower declined Covid 19 forbearance. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. Borrower called in to make a payment through the automated system and indicated no Covid-19 impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2019. On 09/27/19 the borrower called to change to the auto draft from weekly to monthly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. Borrower advised that a payment was mailed on 10/28/20,check # XXX for $1,184.52.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192956	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. The borrower confirmed they were not impacted by covid. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/17/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower inquired about letter received showing 6 months past due. The representative transferred call to escalations for further assistance. The agent went over the payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020. The borrower made a payment and confirmed no Covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192951	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020. Borrower called in payment for today. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019. On 07/05/2019 Borrower called in reference to call received. Borrower stated made payment the day before and was advised payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192959	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2020. The representative made an outbound call to the borrower to collect Sept. payment. The borrower stated made payment yesterday online.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/13/2019. The dispute type is Written and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. 6/13/19-The borrower disputing delinquency on the account.
6/28/19The representative advised borrower that all funds have been reversed and is now working on credit reporting dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a XXX disaster area noted on XX/XX/XXXX. No damages were reported.	04/30/2021	04/21/2021
752192955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2019. The borrower called in to request to be transferred to IVR system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020. The borrower called and asked did servicer originate loans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192947	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021. The borrower called in regarding a new insurance claim and advised had received the claim check. The borrower was advised of the next steps to process the claim. Also declined the forbearance plan citing was not affected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX the borrower reported XXX damage. The borrower stated had received the claim check. The agent advised of the documents to include the endorsed claim check needed to process the claim. No further updates provided. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2020. 06/17/2020 - Borrower called in regarding escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192931	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Borrower made a payment and advised not affected by covid19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2019. Borrower scheduled payment and stated spouse out of work. Associate offered repayment plan on 05/24/2019 and borrower stated they paid their water bill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192938	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020. The borrower stated will mail payment on 12/10/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752192934	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2021. ATP called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020. Borrower inquiry in regards to late charged received. Borrower requested to end the forbearance for the time being.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192954	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020. The borrower called in about a name change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is active. The type of bankruptcy, case number, and filing date are not available within scope of this assignment.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2020. The borrower called in to notify the servicer that they have switched to a new insurance company and to advise that a premium should not be sent to the previous company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192943	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. Borrower made a XXX payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2019. Borr called in inquired about payment amount and if the escrow was included. Servicer advised the payment of $689.57 effective 01/2020 includes the escrow. Servicer confirmed borr can make payments via the ivr system or online. Also advised of the new payment address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. The representative spoke with the borrower to advise of the total amount due. The borrower stated will pay before the 15th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193626	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020. 05/18/2020 -Spoke with borrower and stated payment made to bring the loan current. The payment will post overnight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192950	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2021. The borrower called to get request a copy of the payment sent to the painting company. The agent confirmed that amount was $2,212.72.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/04/2019. The dispute type is Verbal and the reason is Co-borrower removal. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower placed a dispute because the co-borrower has not been removed from the loan. The borrower was previously told that the divorce decree and quit-claim deed would be enough to remove the ex-spouse, but now the borrower has been told to complete an Assumption. The issue has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX, the borrower reported XXX damage. The date of loss not provided. An inspection reported the repairs were 25% completed per notes dated XX/XX/XXXX. Claim funds totaling $X.XX were released as of XX/XX/XXXX. The claim has been closed per notes dated XX/XX/XXXX. There is no evidence the XXX repairs were 100% completed. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020. The borrower called in saying her loan had been refinanced in 2006 for more than the unpaid principal balance and wanted to know what the difference was for. The agent advised they did not have that information and the borrower would need to submit a written request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2021. 01/03/2021 - Borrower confirmed no covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752192923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2021. The borrower called in requesting a copy of assumption package
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020. The secondary borrower called to inquire about where to send the insurance declaration page.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752192944	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2019. Borrower called in payment for $546.31 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020. The borrower called for assistance with website and stated they could not download the 1098 form from her computer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020. the customer was contacted and confirmed not impactec by covid, wanted to know about property taxes and who would pay them
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752192912	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020. Commentary states the borrower called in with third party to request account detail information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2020. On 08/03/2020 Borrower called made a payment and stated Deferment is not needed at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2019. The borrower returned call and was advised of the Maturity Date on the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192895	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2020. Borrower called to confirm the loan status is current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/27/2018. The dispute type is Verbal and the reason is Escrow Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. On 11/27/18 the borrower called to dispute the escrows and stating and overpayment and ask for refund. The servicer opened a task to run new escrow analysis. Issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192913	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2020. Borrower called to enroll in auto draft. Agent advised about self service options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192897	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2020. The borrower called inquiring if servicer does home equity loans and if customer gets a loan with another company would they service it. The customer also stated that has not been impacted by Covid19. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A monitored claim was filed for XXX damage that occurred on XX/XX/XXXX. All recovery funds were released, and the final inspection dated XX/XX/XXXX confirmed 100% completion of the repairs.	04/30/2021	04/07/2021
752192910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019. Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020. Borrower called to discuss escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. Borrower called in to set up flex pay for bi-weekly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020. The borrower stated intention to make two payments by the end of the month and citing the reason for default as having been a car accident.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752192896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. The borrower made a $2023.83 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2021. Borrower inquired where to send new insurance policy. Comment dated 0715/2020 borrower inquired about the possibility releasing part of the property collateral to be sold. Associate informed there is only 1 parcel, but could send request to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192885	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. The borrower called to inquiry about the status of the account and stated not impacted by Covid-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192915	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. Authorized third party called in for homeowner's insurance questions. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. On 11/02/2020 the borrower called regarding past due county tax bill received for $XXX.XX. The servicer will put a research request ticket and have escrow follow up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019. The Servicer called the borrower and was told the payment was made on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2020. The borrower called regarding the application of the additional payments made and the status of the name change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752192869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2021. Borrower requested the amount in suspense to be applied to the escrow account. The borrower stated is not impacted by the pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The commentary provided does not reflect the filing date or case number.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192875	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020. The borrower called to make a principle payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in a XXX Disaster area due to XXX noted on XX/XX/XXXX. No evidence of damage(s) reported.	04/30/2021	04/07/2021
752192859	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2019. Borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/31/2018. The dispute type is Verbal and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The customer disputed fees. Resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020. Borrower stated not impacted by covid and was told to disregard the phone calls..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. The borrower called to discuss account.
On 04/07/2021 the borrower called to get assistance with online registration
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192858	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192857	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. Borrower advised will call next month the make May's payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. Unable to locate details in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. Inbound call from 3rd party to inquire on assumption file status. Loan servicer advised needed documents in order for 3rd party to be borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192855	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2020. Borrower called in to set up flex payment Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192867	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020. Called to confirm name and account status for auto pay. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752192847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019. The borrower called to bring loan current and decline modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752192853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2021. On 02/19/21 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752192843	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192839	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2019. Borrower called in to ask about any possible help with options as her account is falling behind due to curtailed income. Borrower is trying to get a side job to help, and has sent out application. Rep will look over it an decide as she can not do a repayment plan right now. Rep advised can make partials as well. Rep spoke to borrower and borrower promised to make a payment on 11/05 in the amount of $2373.25
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2020. On 11/20/2020, the authorized third party contacted the servicer to request a copy of the lender-place insurance policy and inquired about refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192840	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. Spoke with the borrower and he states that payment set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192829	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192828	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2020. The borrower called in to check on payment that was made through bill pay on 08/01/2020. The agent advised that it takes 48 hours to be posted to the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/04/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower is disputing payment due as servicer advised has not received the September payment. Borrower stated that the payment was debited on 09/01/2019 in amount of $1400.00. The agent advised that they do not see the payment and asked borrower to send in proof in which borrower advised will not send in and is an error on servicer end that they cannot see the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. The customer spoke to the agent about statements being paperless.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. Comments show borrower contact regarding loan status and payments, payment processed. Borrower advised no covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020. Comments show borrower contact regarding loan status and payments, payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2020. Borrower advised the requested payoff statement was provided buy has now expired. Will need to re-request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2020. Spoke with borrower's wife and she stated they will call back to make a payment. Advised her that payment cannot be made with a card and only a checking/savings account can be used.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192818	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020. Spoke to authorized 3rd party requesting an assumption package be sent to them Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019. Borrower called in on 3/28/19. Advising there checking account was compromised. Wanted to know if payment was received. Advised not yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. The customer confirmed they are not impacted by covid 19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2020. Authorized third party called in and confirmed mailing address and change to bank name.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020. The borrower spoke to the servicer about account status and they have mailed the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2019. Spoke to the borrower and they gave bank disclosure. Confirmed with the customer the modification was received and should finalize in the next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019. 02/14/2019 - Borrower called requesting to know who home insurer is and get a copy of policy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021. Borrower called and attempted to make a payment but was not successful.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. Third party called in to set up payment for the amount of $954.93 and to advise that they are not affected by covid
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192811	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2020. Borrower called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020. The borrower called to advise will reinstate the loan with the income taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2018. Borrower called in inquiring about late fee charged. Waived late fee as a one time courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2019. The borrower stated attempted to make a payment but it could not be back dated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is excellent. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2021. The customer made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192785	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020. The borrower wanted to update the auto draft debit card information. The agent replied that the flex pay is actually set up through the checking account, not the debit card. The customer confirmed that has not been impacted by Covid-19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/10/2018. The dispute type is Written and the reason is Miscellaneous Bankruptcy dispute. Unable to determine if the dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Notes indicate miscellaneous bankruptcy dispute, a correspondence was received and review is closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192784	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2021. Authorized 3rd party called in about mortgage insurance on loan. Received a letter regarding mortgage insurance and wanted to know how much the borrower is charged each month. Advised $236.6. Authorized third paty also wanted to know if borrower has reached the point were the mortgage insurance would fall off. Advised unable to tell at theis time and to call back after payment is posted. Advised the mortgage insurance is built into escrow.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/26/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Comments on 04/26/2018 referenced an authorized third party disputing the loan showing due for 04/2018. Evidence of a payment not applied from 01/2018 was received on 05/03/2018 and a correction was completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2020. 03/19/2020 - Outbound call to the borrower in regards to the March payment. The borrower stated the payment was done online on 03/16/2020 and the agent informed the borrower the funds were returned. The borrower will check the bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020. Borrower called in to check status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018. Borrower stated has not paid due to travelling, wanted to set up auto pay but advised through website or his bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. The borrower called in reference to what is needed to have mortgage insurance removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021. Borrower called in to make a payment through the automated system and indicates no Covid-19 impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2021. 01/31/21 last contact with the borrower was noted as when they make a payment on the loan by debit website account and borrower reports not impacted by covid 19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020. The borrower called in to make a payment on account and declined auto pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2019. Borrower made payment by phone and said could not do mod because other borrower will not cooperate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2019. Borrower called in to make 3rd trial payment. Discuss with borrower the next modification steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is release from stay granted. The bankruptcy was dismissed on XX/XX/XXXX. A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752192762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2019. Borrower called in on 12/2/19 to get address to send in tax bill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. Borrower called to make a payment in the amount of $520.90.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019. Borrower called in to discuss status of account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192739	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. The customer called regarding a double payment made. Borrower declined forbearance plan. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192738	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752193620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2019. The customer called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192736	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020. SII called to check on the Servicer's name, they had received a letter regarding the name change. Servicer advised name changed but not ownership. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2021. Borrower IVR stated got new insurance, informed to cancel old policy and to cash check and pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. Borrower request to have payment made on 05/29 applied to the August payment and not applied towards the principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020. Borrower returned phone call from servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2020. Borrower called and requested amount in suspense be applied to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192715	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2018. Spoke to the borrower they called to confirm their payment was processed and were advised to allow two days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019. Outbound contact was made with the borrower to discuss the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192708	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020. The surviving spouse, potential successor in interest, advised on 03/18/2020 that the borrower passed away and did not leave a will. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2020. Borrower called in to change flex payment date to 09/30/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020. On 03/05/2020 Borrower was called in reference to account and stated made a payment on 03/04/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. Borrower confirmed not impacted by the covid-19 virus and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020. The borrower called to confirm the last 2 transactions made on 02/03/2020 for $850.00 and 02/27/2020 for $850.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020. The customer spoke to the agent about a refinance option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2019. The borrower verified their information and requested their online password be reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2019. Web payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192686	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019. On 5/23/2019,borrower called to obtain information about account as to what is the amount currently due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192684	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. Inbound call from borrower on 4/28/2021 to make payment IAO $1,568.65. Servicer offered self-service and survey.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active. The commentary did not provide BK case details such as the filing date and case number.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020. On 12/16/20 the borrower called to confirm December payment was drafted from account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2020. Borrower called and complained that they wanted to do an equity line of credit and refinance and the Servicer was unable to do so. Servicer advised to discuss with outside source as they were not a bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Reaffirmation agreement entered XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192685	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021. The borrower called in to confirm a XXX payment was received and to confirm there has been no covid impact. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019. The borrower called to request for loan mod application to be mailed to him.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. The borrower called for the monthly payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192673	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Borrower made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020. 02/10/2020 - Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192674	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2020. Borrower stated will make payment from a different account after rep advised bank account was blocked from payment being made. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. A motion for relief was filed XX/XX/XXXX. The loan modification was approved by the bankruptcy judge; MFR was withdrawn as a result.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2019. The borrower called to discuss the suspense balance and the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192670	1	[1] Legal Description Issue - Mortgage contained incorrect legal and actions have been completed on a reformation action	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019. The borrower called to obtain the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. On XX/XX/XXXX the title issue identified a XXX. On XX/XX/XXXX Foreclosure counsel recorded a corrective affidavit; issue resolved.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752192659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2019. The borrower notified the servicer that the executed loan modification documents were returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. The borrower made a XXX payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019. The co-borrower called to discuss escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020. Verified autopay is still set up monthly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019. Outbound contact was made with the borrower to discuss the final modification agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2019. Borr called in declined to have the attorney conferenced in. Borr asked how much the principle balance is. Servicer advised $125,192.53 but may not be accurate due to the active bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is performing under plan. Comment dated XX/XX/XXXX show BK still active but does not provided filing information
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2019. The borrower called in regards to refinancing loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019. On 08/02/2019 Borrower called in reference to online account and was provided with the accurate information to log in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. XX/XX/XXXX Commentary states Bankruptcy was closed. There was no other information located on the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2021. The borrower stated reason for default was due to COVID-19. Borrower stated they will make a payment by tomorrow and declined forbearance offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2020. Servicer spoke with borr regarding payment due for June iao $848.58. Borr stated always makes payment on the 14th because that is when gets paid. Servicer post dated a payment to draft on 06/08/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2019. Borrower was advised the payment change was due to the interest only payment has become a principal and interest payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. The borrower confirmed that they are not covid affected, and discussed the escrow status of the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2020. Borrower was contacted and they advised they were upset with the number of calls they have been receiving.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. The borrower called in on 11/02/2020 to verify the reason for payment change. The agent informed the borrower its' due to the insurance increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021. The borrower called in regarding auto pay, was informed its every 15th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2021. The borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192617	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2021. On 10/12/2020 Borrower called to reschedule automatic payment date on account. Loss Mitigation options were discussed on the account. On 3/1/21 the borrower called in about late charges and was told that there wouldn't be any while on flex pay. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020. Borrower called to see if we received mod docs
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020. Borrower called and had questions about the automatic payment he has scheduled for tomorrow. He advised he may not have enough to cover the payment and he wanted to discuss other options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. On 04/14/2021 borrower confirmed no covid impact.
Borrower spoke with Servicer on 1/5/2021 and made a payment in the amount of $2,165.81. Servicer advised that there was a stop on the account due to the Borrower's application to HHF that would be removed shortly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	01/05/2021
752192609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019. The borrower called in and made payment in the amount of $641.15
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2019. Borr called in regarding autopay, borr requested to set up starting 01/21 for drafting amount of 553.47. Servicer set up until 06/2030, and also provided XXXX-XXX-XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752192588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2019. Borrower's attorney called to verify the reinstatement information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192584	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2021. The borrower confirmed not impacted by covid-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower reported XXX damage due to XXX on XX/XX/XXXX. Unspecified claim check was received and a draw of $X.XX requested on XX/XX/XXXX. No further updates provided. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2020. The borrower called to discuss fees on account. Also made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020. Outbound call to customer to ascertain their COVID 19 status. Borrwer stated that they are not affected by the pandemic and declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2020. The borrower called regarding payment showing on statement and fees noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2020. Spoke with borrower to process payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192564	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2021. Borrower is stating that we chased a check that was mailed into us.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/29/2021. The dispute type is Verbal and the reason is Payment Dispute. The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve. Advised customer the payment did not go through on 3/08/2021, stated it was return on 3/11/2021. Customer disputed and stated it was taken out from his bank
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2020. The borrower called for assistance with logging on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020. Contact with borrower who called to make payment, no covid impact noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192570	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2019. 3rd party advised the borrower is deceased Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2019. Contact with borrower regarding updating insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2020. The borrower called to discuss fees on the account and also advised the Servicer they will make the payment later but before the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to a natural disaster on XX/XX/XXXX. No damages were reported.	04/30/2021	04/07/2021
752192563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2019. Servicer spoke with borr, set up flex pay for 9/15/19 monthly draft and provided confirmation number and website to view account information. Offered all eligible flex pay or automated payments options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192561	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2019. The borrower called on 09/13/2019 to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the borrower is recently deceased. Notes on 01/12/2021 referenced the borrower's child calling in advising the borrower is deceased. The servicer informed the unauthorized third party of process to get authorized on the account as well as documentation needed to appoint them the administrator of the estate.	04/30/2021	04/07/2021
752192552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020. The borrower verified their information and deleted an online draft payment. They confirmed they are now set up on flex pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192553	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019. Spoke with the borrower regarding a pay off.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to a natural disaster on XX/XX/XXXX. No damages were reported.	04/30/2021	04/30/2021
752192549	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019. The authorized third party called in regarding setting up online account and the agent advised can still set up the account but will not be able to make payment online because account is still 3 months past due. The agent advised amount to bring current is $1971.29 and without fee is $1661.88. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020. The borrower called in for the next due date to make sure the modification was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192544	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192550	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2021. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. The borrower advised on XX/XX/XXXX there was an insurance claim due to damages caused by XXX. The borrower later stated on XX/XX/XXXX and XX/XX/XXXX the property was damaged by XXX. The details of the damages were not provided. There was no information provided indicating a claim was filed. There was no reference to any completed repairs. Property repair is in process. The property condition is UTD. The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752192536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019. Servicer spoke with Borrower on 3/7/2019 and he made a payment in the amount of $748.38.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192535	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2020. The borrower advised that they are going through a hardship due to excessive obligations and inquired about assistance options. The borrower will think about the options and call back if they are necessary. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2021. The customer confirmed no covid impact.
On 02/22/2021 the borrower called and stated they received a letter that they are eligible to remove mortgage insurance and they were calling to request the removal. Advised borrower they pay monthly $42.58 for mortgage insurance. Verified demographics.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192531	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020. The borrower called in and wanted to verify payment made via IVR and the agent advised no payment on account. The agent offered to take payment and borrower declined stating will call back tomorrow. Borrower also confirmed not impacted by covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. Borrower called in to see if can make a claim since has lender placed insurance and the call was transferred to loss draft department. Details of the damages were not provided. There was no evidence a claim was filed or repairs were completed. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192512	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020. Inbound call on 02/20/2020, borrower called in to speak with loss draft department and stated has a XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower called to report a XXX on XX/XX/XXXX. No evidence a claim was filed or the damage was repaired. No further updates provided. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2021. Borrower confirmed no Covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2020. The borrower called and requested that the last payment mailed in to the November installment. The customer confirmed receipt of the modification recast letter and discussed the $5,000 principal reduction incentive guidelines. The homeowner advised that had been hospitalized and did not have a chance to get back to us. The agent replied that the document had to be returned by 02/14/2018; but that could send an inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2019. payment process via web
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752192511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2020. The borrower called to make a payment and discussed a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020. Borrower said he sent in payments and also requested payment he made on 11/10/20 for 1030.5 to be applied to December payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2021. Requested 1098 and stated not impacted by CoVID-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Social Security Number missing or invalid. Unable to perform SCRA review for a non-obligor	04/30/2021	04/09/2021
752192528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019. Borrower called to make a payment IAO: $3770.93
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2021. Web payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752192501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2019. Spoke to borrower regarding payments coming out of the account. Spoke to borrower about the payment made online and has automated payments draft for the 15th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192502	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. The borrower called to discuss the claim status. The agent advised the claim check was mailed on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower reported XXX damage on XX/XX/XXXX. Claim funds of $X.XX were received on XX/XX/XXXX and released on XX/XX/XXXX. The claim is S & G flagged. No further updates provided. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752192503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192482	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is performing under plan. A hearing was scheduled for XX/XX/XXXX. As of XX/XX/XXXX, awaiting for the Motion to Modify to be granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019. Spoke to Borrower and the stated that the reason for delinquency was to due to changing the mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2018. Borrower promise to pay the amount of $2,026.59.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019. 07/24/2019 - Borrower called with questions regarding partial payment - advised can be done before 15th or late fees assessed - also discussed escrow balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2018. 09/12/2018 - Borrower called in regarding note found on door, advised inspection for mod.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021. Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	01/14/2021
752192463	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2021. Borrower callled to inquir about escrow increase. The borrower was educated on analysis as well as forbearance plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/12/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve. Bankruptcy payment research dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2020. 02/28/2020 - Borrower called in stated will pay fees later on due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192443	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. The borrower called to discuss account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192442	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2021. Borrower request to obtain mailing address for payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/26/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. 03/26/2019 Borrower disputing payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752192498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020. Spoke to Borrower and they stated that they will call tomorrow evening to make a payment and again on 5/31 to make another payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192445	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2020. The borrower verified their information and made a payment in the amount of $1,137.65.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/12/2018. The dispute type is Written and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A one time payment dispute was resolved same day on 03/12/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021. Borrower called in to make a payment through the automated system and indicated no Covid-19 impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752192464	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. Borrower called in to make a payment through the automated system. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192432	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021. The borrower called to discuss the active hazard claim.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/04/2018. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The Servicer spoke with the borrower and advised the documents were sent out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. On XX/XX/XXXX the borrower stated no longer represented and the bankruptcy was completed 18 months prior. No bankruptcy case details were provided. Per the commentary the borrower filed suit against the servicer sometime in XXXX. The commentary contains multiple references to litigation coding and retained counsel activity for both parties, and cites on XX/XX/XXXX and XX/XX/XXXX that the litigation was resolved by settlement. The nature of the suit was not referenced in the commentary provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower called on XX/XX/XXXX to advise that a claim for XXX damage incurred on an unknown date. As of XX/XX/XXXX the borrower had to ask the carrier to reissue the check. There is no evidence that repairs have started or that the servicer received the reissued check. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192438	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021. The third party returned a call and was advised the revised adjuster's report is needed. The third party stated was approved over the phone with no documents provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. On XX/XX/XXXX a third party advised an insurance claim was filed for unspecified damages. The date of loss was not provided and defaulted to exterior damage. On XX/XX/XXXX the claim check in amount of $X.XX was received on XX/XX/XXXX then endorsed and mailed to borrower via XXX on XX/XX/XXXX. There was an additional claim check received in amount of $X.XX received on XX/XX/XXXX and the claim check was endorsed and mailed to borrower on XX/XX/XXXX via XXX. There is no evidence repairs have been completed. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020. Borrower changed the mailing address to match the property address
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2020. 3rd party authorized called to inquire about escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192416	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020. Inbound call from borrower to make a payment. Comment dated 02/16/2021 authorized third party requested a copy of the declaration of insurance to be sent via email. On 02/05/2021 borrower confirmed no impact from COVID.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Payoff request through website/IVR on 03/15/2021.	04/30/2021	04/07/2021
752192418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2020. The customer spoke to the agent about escrow and making payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2019. The borrowers advised the Servicer they will make the payment next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to a natural disaster on XX/XX/XXXX. No damages were reported.	04/30/2021	04/08/2021
752192428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2021. 04/14/2020 - Borrower called in regarding account status. On 2/23/21 the borrower called in about removing the 2nd borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020. A payment in the amount of $1,910.97 was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021. the customer provided a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2020. The borrower called to advise that the final modification documents were sent back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2020. Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2020. On 10/27/2020 Borrower called to inquire if refund check received could be cashed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019. The borrower called to make a payment over the phone with a credit card; the homeowner promised to call back to schedule a payment utilizing checking account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021. 01/30/2021 - Borrower called in regarding online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2021. Borrower made a payment via XXX .On 3/1/2021, Borrower called in regards to check #XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2020. 07/24/2020 - Borrower called in regarding loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Inbound call from borrower to confirm receipt of proof of insurance that they emailed. Borrower was advised that it was not received. On 4/5/21 the borrower called in about the insurance premium payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020. The most recent contact was a call in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2020. Inbound call from borrower to discuss the late reporting of the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752192378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. The borrower called and call was disconnected due to dead air.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192389	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019. The borrower called to inquire about 1098 tax form
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/08/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Verbal Payment dispute; homeowner was disputing payments with prior servicer; dispute appears to be resolved during call .
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021. 01/26/2021 - Borrower confirmed no covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2021. Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020. Spoke with borrower, borrower had questions regarding payment increase advised escrow analysis complete
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020. On 3/9/2020 the borrower advised they were in a car accident and would make a payment on 2/15/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2020. Borrower called to ask the amount paid towards insurance. Agent advised 1378.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020. The borrower called to confirm receipt of the last payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020. Called and spoke to borrower regarding payment adjustment. Payment changed from $1,628.47 to $1,707.41 due to taxes and insurance increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. On 1/29/2021 the borrower called in to make a payment and said they were not affected health-wise by COVID-19 and did not need assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2020. Borrower called in and call was transferred to the Asset Manager.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192369	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2020. The borrower inquired why the payment went up. The agent replied that it was due to the recent escrow analysis. The payments are now $1,988.19 starting on 11/01/2020. The customer wants to keep the flex pay at $1,996.22. The homeowner confirmed that has not been impacted by Covid-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. A claim was filed for XXX damage estimated at $X.XX that occurred on XX/XX/XXXX per notes dated XX/XX/XXXX. The claim was classified as enhanced endorsed and released per notes dated XX/XX/XXXX. A claim check for $X.XX was mailed to the borrower on XX/XX/XXXX. The details of the damage were not indicated. On 02/15/2019, the borrower requested a 100% final inspection; but there is no evidence of its completion. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019. inbound call from borrower to request statement to be sent to borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: Unable to determine current bankruptcy activity on the loan with the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2020. On 1/7/2020, the borrower had questions about their back taxes and will send in a letter explaining how far behind they were and what arrangement they have.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752192367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2021. Borr called in to verify if possible to have mortgage insurance removed. Servicer advised per MIP1, LTV is 93.4 and to have mortgage insurance removed it has to be 80 or lower. Servicer provided UOB of $285,391.95 and offered self-service options and flex-pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192377	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2018. The borrower requested assistance. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2020. Borrower called in to get help logging into account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. Inbound call from borrower to get a copy of last billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2020. Servicer called borrower advised of payment amount borrower stated would pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2019. The borrower called in to set up an auto-draft schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. Contact with borrower shows they have not been impacted by covid-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192326	2	[2] Payoff has been requested within the last 60 days [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2021. Borrower called for breakdown of payoff.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/14/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower payment dispute regarding modification increased payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752193600	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2021. BOrrower stated not affected by natural disaster Comment dated 03/01/2021 borrower scheduled payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/04/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower accidently made payment from husbands account, so borrower wants payment cancelled.. Borrower advised she isn't supposed to be charged due to this error and rep adised need proof this was said and proof of payment withdrawn from Husbands account and not hers.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2020. Spoke to Borrower and they was following up on a request for an amortization schedule. Borrower also confirmed that there is no COVID impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192330	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2021. Borrower made a XXX payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/03/2020. The dispute type is Verbal and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower called and disputed corporate advance fee from prior servicer; stated she already paid fee. Servicer advised to send in proof of payment. Issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018. Executed Modification documents were sent back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2018. Borrower promise to pay the amount of $543.61 drafting on 10/22/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752192319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2020. Borrower called to set up flex pay for the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020. Borrower called and requested loan maturity date. Advised borrower it is X/X/XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2020. Borrower called to find out if he could skip the next payment and then reactivate his autopay. Advised borrowr we can.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192316	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2021. The customer confirmed that they were not impacted covid 19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/16/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	01/02/2021
752192297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2020. The borrower called in on 08/18/2020 and gave permission to speak with third party. The caller need the principal balance and the loan origination date. The agent also advised the caller the bankruptcy was discharged.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. All comments were not provided for the discharge bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. Inbound call from borrower to confirm payment receipt. Borrower was advised that the payment was received and being processed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752192298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2021. Borrower stated that a payment will be made today, have to confirm available funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	01/04/2021
752192296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021. Not impacted by CoVID-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2020. Customer inquiring if payment has been sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193608	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020. The borrower advised on 04/29/2020 which contractor they wanted to use for the repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. A claim was filed for XXX damage that occurred on XX/XX/XXXX. An inspection reported the repairs were 60% completed: XXX. The pending repairs include the XXX, XXX and XXX per notes dated XX/XX/XXXX. The borrower stated on XX/XX/XXXX that the $X.XX in claim funds is for the XXX damages only. The claim was classified as monitored on XX/XX/XXXX. A claim check for $X.XX was deposited into restricted escrow on XX/XX/XXXX. The contractor’s proposal is for $X.XX per notes dated XX/XX/XXXX. Notes on XX/XX/XXXX stated due to the loan was current at the date of loss, processing of the claim will be kept as monitored; however, the funds would be treated as stamp and go, and the claim would be closed. All funds totaling $X.XX were endorsed and released on XX/XX/XXXX. There is no inspection on file verifying that all repairs were completed. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/05/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. Borrower called regarding escrow payment, advised to call back on Monday when payment has come out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2018. Borr called in needing 1098 figures. Also trying to log on to website but kicked him out said maintenances was taking place.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192302	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. Borrower called in on 4//6/21 asking why did their payments increase. Advise borrower of the analysis. It cause the payments to increase Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020. Payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2019. rep advised borrower that final mod docs would be sent after the third trial payment is made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752192275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2020. The borrower called to confirm mod agreement needs to be dropped off at XXX advised yes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192277	2	[2] Payoff has been requested within the last 60 days [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2021. Set up payments for first of the month starting in April for $2,153.34.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/03/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. A verbal payment dispute was placed on 05/03/2018 and has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019. Borr calling to make a payment on account. Servicer offered all eligible flex pay or automated payments options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192294	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020. Borrower stated not to call again for payment will send it when is able.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX the borrower reported XXX damage on XX/XX/XXXX. Claim funds of $X.XX were received on XX/XX/XXXX and released on XX/XX/XXXX. Additional funds of $X.XX were mailed on XX/XX/XXXX. The claim was classified as S&G. No further updates provided. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. The borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019. 07/09/2019 - borrower called tomake a payment in the amount of $989.60
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2020. 09/09/2020 - Called borrower advised them payment was received but was short $32.10 - advised of regular payment amount is $1351.25 - advised of payment change back in April due to escrow change
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary on 2/18/2021 indicates contractor repaired the roof for the borrowers and needed the address to send the check. The check in the amount of $4122.82 was endorsed and mailed on 3/9/2021.	04/30/2021	04/07/2021
752193599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2021. Inbound call from borrower on 2/1/2021 to make payment. Servicer processed payment via Speedypay and provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192317	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2020. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower called the servicer to see if XXX was covered by insurance as XXX on XX/XX/XXXX. No evidence a claim was filed or the roof being repaired. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019. Outbound contact was made with the borrower to discuss the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. Borr calling to confirm if made a payment. Servicer advise there is no payment made. Borr declined flex pay, prefers to call in every month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. On 03/04/2020 Borrower was called in reference to payment due and stated will make a payment when income is received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018. Borr called in to make a payment of $455.55
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX-Attempting to collect documents needed to process a partial eminent domain.	04/30/2021	04/07/2021
752192281	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. Spoke to third party who had sent a Short Certificate which was enough to state Successor In Interest in Pennsylvania. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2019. The borrower called to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. The borrower made a payment and confirmed that they have not been impacted by Covid-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2020. Borrower advised was able to make payment online, no assistance required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192233	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. The borrower discussed the payment increase to $557.80 due to escrow change in February. The agent advised that the insurance premium went up $109.00 and the taxes went up $83.00. The customer initially asked for a payoff quote and was informed that would need to place a request. The homeowner was provided the unpaid principal balance of $54,100.40. A payment was made during the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/25/2021
752192256	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2020. The borrower called and servicer advised of self service options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192276	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2020. The authorized third party called to update the mailing address. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2021. Spoke to borrower and she wanted to know why her 1098 shows payments applied to previous. Advised borrower that she can't pay towards deferred amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192231	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2019. Inbound call from borrower to inquiry if their payment had been received , advised yes, went over payment increase due to escrow increase
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2020. Borrower called in stated received a letter that account was past due. Agent advised account is current. Borrower opted out of Forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752192224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019. Borr requested to make 4/1/19 payment iao $1,262.83. Servicer provided conformation of PBP.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019. Inbound call from borrower to change address and was advised that due to the litigation status would not be able to change the address. The borrower stated that they were no longer represented by an attorney for over a year and was advised to provide a written request detailing this information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192229	2	[2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. 4/26/21 Borrower made a payment by web speed pay and loan is current. On 2/23/21 payoff request was made on IVR. The customer returned call about escrow shortgage. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020. Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018. Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2019. The Attorney's office called to inquire if the loan was eligible for a trial modification or if there was a sale date. The Servicer advised the Authorized third paty they would need to speak to
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. Discharge date not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021. The borrower called in to make a payment advised not impacted by COVID-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752192253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019. The borrower called to inquire about loss mitigation assistance and promised to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2020. Borr called in to verify was on LP insurance as borr is ok with being on LP. Servicer advised reminders will still be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2020. Borr called in regards to returning call. Servicer advised plan is scheduled to expire 9/1/20. Borr was not aware what forbearance is. Servicer educated borr on plan, it pauses late fees, negative credit reporting and foreclosure proceedings if payments aren't made. Servicer advised can make monthly payments just not on the 1st. Servicer set up auto pay. Borr opting out due to return to work, income restored
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2021. 03/29/2021 - Borrower confirmed no covid impact.
01/14/2021 -Borrower called in to get information regarding insurance and policy. Borrower requested to pay her insurance on her own and was advised to request in in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752193603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2020. The borrower called in to ask why the account is not reporting to the credit bureaus and was advised that their discharged bankruptcy was not reaffirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Comments on XX/XX/XXXX indicate that the borrower has been discharged through Chapter XX bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2020. The borrower called in on 10/26/2020 to confirm the loan is in a modification. The agent confirmed. The borrower confirmed no impact by Covid19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752192221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. The Servicer requested a bank transaction history from the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019. Borrower promise to pay the amount of $1,932.80.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. 11/02/2020 - Called borrower - they confirmed they are not impacted by Covid19 - needed help with online access to our website
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752192208	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2021. Spoke to borrower and she stated didn't go through with the mod but it is showing the borrower requested a copy of payoff and mod document to be emailed. Advised that the principal is going down and advised wasn't able to locate a copy of the Note. Advised borrower we do not offer financing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2021. Borrower made a XXX payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2021. Borrower stated does not get paid until the end of the month so will make payment at that time. Does not want to future date a payment. On 2/15/21 the borrower called in to see if they had equity in the property and was advised that the servicer does not have that information but gave them the account balance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019. The borrower advised would send payment in to servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. Borrower wanted to get a billing statement for June sent by email. Borrower stated cannot log onto website so gave her the IT email address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2018. Servicer returned call to borr, took payment and waived pay by phone fee. Servicer advised borr the statement is not reflecting the Mod because it has not been converted yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is release from stay granted. A motion for relief was filed XX/XX/XXXX. Comment dated XX/XX/XXXX shows post-pet payment to XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment indicated active BK loan, but does not provide chapter or filing date.	04/30/2021	04/07/2021
752193558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2020. 06/02/2020 - The borrower called in to inquire why the payments have not been reported on the Credit Report. The agent informed the borrower that the Bankruptcy doesn't report since it was not reaffirmed while in the Bankruptcy process. The borrower wanted details of the payment from 04/2020 and 06/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192171	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2020. The third party called in regards to payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2020. Inbound call from borrower to confirm new payment mailing address
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2019. The borrower called to make a payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019. On 7/12/2019, borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2021. The borrower called in regarding letter received regarding fees on account that was intended to be paid by investor, the borrower was informed that credit was already applied to account for mistake.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2021. The borrower made a payment and cited excessive obligations as the reason for default. The borrower confirmed that there is no Covid-19 impact at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2020. The borrower called in asked if a extra payment could be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2021. The borrower called to get mortgage clause.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752193559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2021. spoke to 3rd party who answered questions about the payments and the account status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192154	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192200	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018. Borrower advised that a payment was mailed out on 04/30/2018. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. A payment in the amount of $2,036.60 was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2020. 10/20/2020 - Called borrower - updated account - borrower promises to make payment in the near future - borrower stated NOT covid impacted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020. The borrower called to make a payment and inquire about a forbearance plan, was advised to go online and fill out the form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192226	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020. 3rd party authorized called to make a general inquiry
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/04/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Payment dispute; verbal payment dispute was resolved during a call
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752192160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020. Auto payment disabled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020. payment process by borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020. Customer stated that they were not affected by the COVID 19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2021. 01/29/2021 - borrower stated that they sent a payment by priority mail and provided a tracking number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020. Borrower called to cancel additional payment made in error. Agent advised payments were cancelled but cannot guarantee the charges were stopped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2019. The authorized third party was informed that there is a pending payment for today. The caller requested the deletion of the automatic draft payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2018. Borrower request to written confirmation that the reinstatement amount has been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193553	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. The borrower called regarding a letter received about a credit adjustment. The borrower was advised that recovery fees in the amount of $77.00 was removed from account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2020. The customer confirmed change in escrow and not impacted by covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192311	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. Authorized third party called and made a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2019. Outbound contact was made with the borrower, who made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192109	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020. Borrower called regarding the escrow analysis that will be effective 06/01/2020. Agent advised payment will increase due to shortage increase.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/11/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Payment dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021. Borrower called in stated she requested a copy of her note with the matur ity date on it and has not received it
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019. Borrower inquiry in regards to insurance bill received in the amount of $15.00. Advised was paid August 1'st.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021. 01/25/2021 - Borrower confirmed no covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193554	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018. Outbound call, 3rd party requested a payment history breakdown. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021. Spoke to borrower and she requested to have $500 applied to the suspense and the remaining applied to the principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2021. Borrower called to get a copy of 1098 form from 2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2020. The borrower advised having a financial hardship due to covid. The borrower was approved for a 3 month forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193612	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2020. The borrower called in to make the September payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193606	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2020. The borrower called to advise the co-borrower passed away. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/25/2021
752192135	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2020. The borrower called to discuss a flexpay cancellation letter received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/24/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower is disputing the credit reporting 30 day delinquent. This was resolved with no corrections made on 8/22/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX the borrower reported home repairs after the XXX as the reason for default. No indication of a claim filed or inspection completed. No further status updates provided. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared XXX disaster area noted on XX/XX/XXXX. No damage reported.	04/30/2021	04/26/2021
752192092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2018. Servicer contacted borr to advised was following up on the agreement. Borr stated that it will be in the mail tomorrow, had no questions on it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020. Spoke to borrower and advised of total amount due of $5,398.24. Borrower stated wanted to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020. The borrower called to discuss payment options and declined forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752192104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019. Borrower called to verify the payments were set up for the correct days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/18/2021
752192112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2020. 08/17/2020 - Talked to borrower wants to refi for lower rate - advised of process - discussed all options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020. Borrower stated that he he mae a payment for the amount of $651.00 and he would like to make sure that they were applied towards the fees
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752193598	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021. Contact made with borrower when they contacted service and attempted to make payment online but was not able to access the account and account was unlocked and borrower stated no impact by covid 19. Borrower was given a forbearance workout/modification due to impact from XXX and no damages to the home was noted
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/18/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The dispute was due to fee charges due to late payment and borrower was disputing that the payment was late and fees to be charged
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Impacted by XXX XX/XX/XXXX.	04/30/2021	04/07/2021
752192105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2018. Borrower promise to pay the amount of $1,273.90 drafting on 06/01/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2021. The borrower called in regards to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019. Borrower called to discuss workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2018. Borr stated would make payment next week but not sure what day until speaks with spouse. Borr said we could call back tomorrow same time. Servicer advised borrower calls will continue with no firm promise or a promise beyond 7 business days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2020. Borrower requesting to opt out of forbearance plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. On 01/29/2021, the borrower informed the servicer of not being affected by Covid-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. The customer confirmed they are not impacted by covid-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020. Borrower stated her son pays the mortgage and she will call him for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193548	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2021. On 04/13/2021, the borrower contacted the servicer to schedule a payment in the amount of $750.00 and to advise of not being affected by Covid-19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/17/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. 04/17/2018 Commentary states Payment dispute. The issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XX/XX/XXXX Commentary states Claim funds were released for property damages.	04/30/2021	04/13/2021
752192048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2020. Inbound call from borrower to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2020. Borrower made payment in the amount of $909.33 and stated does not get social security check until the third of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2021. payment processed by borrower, On 2/17/21 the borrower called in to see who is on title and to decline the forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752193547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019. Borrower called to make an automated system payment but the system was having issues. Made payment with an agent by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192066	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2021. 03/31/2021 - Borrower called in to make a one time payment as IVR did not work.
Spoke with borrower on 12/17/2019. The borrower inquired about new insurance policy and if escrow account has been updated. The agent informed the borrower the new insurance has been received but the escrow account has not been updated yet. A task was submitted for a cycle analysis to be ran and expected to be competed by 12/23/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/03/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. File was processed correctly, however after processing and before system changes the additional payment from the suspense account was applied to the account causing the borrower's account to reflect behind. Process was completed and corrected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. Customer called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752192076	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2020. The borrower requested an updated procedure packet for the active insurance claim.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/17/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower disputed the credit reporting and it was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX the comments indicate 3 checks were received for $X.XX, $X.XX & $X.XX and the funds exceed the documentation received. The total replacement cost value is $X.XX. The adjusters report was received on XX/XX/XXXX. The claim is active and monitored. A letter was sent on XX/XX/XXXX regarding missing documents and required inspection. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2018. 12/15/2018 - Borrower called in with promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2021. Borrower was contacted by the automated system in which the borrower declined a forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Per notation 03/30/2020 the borrower is self-employed.	04/30/2021	04/09/2021
752192044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2020. Borrower confirmed no covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020. Customer called in and had billing questions. Rep offered flexpay, customer declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. Borrower called servicer regarding insurance information and their receipt. Servicer confirmed received and advised that a payment was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193543	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2020. Servicer spoke with Borrower on 7/2/2020. Borrower indicated that they had received the escrow analysis and that they paid taxes and loan should not be escrowed. Servicer advised to send a written request to remove escrow and provide proof of payment. Borrower also advised that there was $571.00 in suspense on the billing statement that should be moved to a principal reduction.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/12/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower disputed credit reporting. Servicer made changes to reflect appropriate credit reporting and the matter was closed with no further communication from the Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. A payment in the amount of $1,934.54 was made. ; no t impacted by CoVID-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2020. Borrower called Servicer to discuss the account. Borrower requested to make principal payments and Servicer advised that is only possible if the loan is current. Borrower also questioned late charges which Servicer noted are higher than the amount established. Servicer opened a research ticket.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752192083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/01/2021. Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2019. The borrower called to make a promise to pay and was provided with assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. Customer stated that they were not impacted by COVID 19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192015	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192082	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020. The borrower called to inquire about payment for the month of May. The Servicer confirmed the payment had been received. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/27/2020. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. A verbal payment dispute was placed on 01/27/2020 and has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020. 04/27/2020- The borrower requested to delete the forbearance plan and resume making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. All comments were not provided for the discharge bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020. Contact with borrower who called regarding sending back conversion modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2020. Contact with borrower regarding tax issue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2019. 3rd party authorized called to verify account status and promised to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752192030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020. On 12/28/2020, borrower called about W9. Helped borrower fill out W9, afterwards call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2019. The borrower called to inquire about a stop payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752192008	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021. the customer called in a payment and stated that they are not covid affected
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/11/2020. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. payment dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192011	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019. On 8/2/2019 the borrower called for help accessing the online payment portal. On 6/12/2019 the borrower called to find out what was needed to be approved for a short sale.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192079	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2021. Borrower confirmed that they are not impacted by covid 19 Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. Borrower made a XXX payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Unable to locate case #, filing date, attorney and discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020. An authorized third party called to check on the status of the payoff quote and requested that it be faxed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018. Borrower provided email address and advised that it can take up to 24 hours to update information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. On 4/6/21 borrower called in inquiring about credit adjustment letter. Informed this was referring to crop fees. Fees assessed would have been credited to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021
752192189	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Claim filed for XXX damage noted on XX/XX/XXXX. The claim was handled by prior servicer with no additional information provided. Claim funds of $X.XX were received on XX/XX/XXXX and deposited. Inspection on XX/XX/XXXX came back 40% completed. File is pending contractor documents. The borrower is non-responsive. No evidence repairs are completed. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in a XXX Disaster area due to a XXX noted in the comments XX/XX/XXXX. Damage(s) reported in the comments and no evidence repairs completed.	04/30/2021	04/27/2021
752192117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. The borrower called in on 01/07/2021 and stated money order was sent on 01/06/2020 for $675.00 for the wrong amount. The agent informed the borrower the difference to complete the payment needed is $89.60. Payment made by phone for the difference.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752191988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2020. The borrower called to inquire how to update for a name change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192014	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. The borrower made a payment and confirmed not impacted by Covid-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020. Inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020. Spoke to the borrower and they called in regards to their March payment. The borrower stated have a future payment dated for 03/20/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192052	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752191981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2020. Borrower stated that they were receiving calls with a draft date of 2/15, and the servicer advised that the calls were in error
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021. On 01/08/2021 Borrower called to make a payment and inquired about taxes .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2020. Borrower stated he was laid off from work and asked if we are offering assistance due to Covid-19. Advised of forbearance plan. He stated he will think about it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2019. Contact made with authorized third party on 10/11/2019. Caller made a payment by phone in the amount of $3,762.98 and the agent provided the unpaid principal balance. Autopay was set up on the account and the agent directed the caller to the website to download an assumption package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020. On 03/10/2020 Borrower called stated sent payment in the mail and inquired about Tax bill. Borrower was sent a corrected copy of the tax bill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020. Called customer about payment, customer has been affected by covid-19. Advised of the forbearance plan but customer was busy, she will call back to sign up for it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191985	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019. Spoke to Borrower and they wanted to confirm that they payment was made on 05/14/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752192084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019. Borrower inquired on if there was a free notary service. Suggested the borrower about their bank and the borrower noted that their bank does not offer notary services.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2019. The borrower stated that they are having a hardship and requested the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019. Borrower called the servicer authorized third party advised account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2018. Spoke with Authorized third party. Informed customer that the trial repayment plan is being offered, no payment date given.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/18/2021
752192085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2020. Borrower called about payment being returned for insufficient funds and servicer not notifying the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191979	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Customer call to discuss their payment not posting. On 4/5/21 the borrower called in to inquire as to why the payment was not taken out on the 3rd and was advised that it was because it was the weekend. They requested that the plan be changed to take the money out on the 1st instead.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021. Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2018. Borrower request to speak with CAS.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2021. Customer stated that they were not impacted by the COVID 19 pandemic and declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191982	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019. Outbound call to customer to discuss the account. The customer was advised that the payment was 5 cents short and that the account was assessed a late fee
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020. Comments show contact with borrower regarding payment, agent scheduled flex payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Comments show borrower filed Chapter XX bankruptcy but it has since been discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2020. 09/24/2020 - borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2021. The borrower called in but had the incorrect loan number and the call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. Borrower called in to process a payment, but borrower was not able to verify the banking information will be calling back. Borrower confirmed no Covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191945	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2021. Customer stated that they were not impacted by COVID 19 pandemic
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019. Borrower promised to pay the amount of $805.97.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752191976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2020. Spoke with borrower one, he advise he is no longer residing at the property address, as he and his wife are going through a divorce. Informed him of the assumption package and provided him with the loan number. Borrower will working on having his name removed from the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021. payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2020. Borrower verified curtailment of income, advised him the conversion documents will be sent over the next approx 1 month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2020. Authorized third party called in on 11/09/2020 to make sure the autopay was still active due to name change. The agent confirmed spelling is correct but the mailing address on the billing statements are showing different which could cause delay. The agent submitted a request to have corrected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020. On 10/15/2020 the co-borrower advised not affected by COVID-19. The agent asked for payment, and the co-borrower said it was paid on 10/14 for $1556.29.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: An insurance claim for XXX damage was opened on XX/XX/XXXX and closed on XX/XX/XXXX.	04/30/2021	04/14/2021
752191925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021. Customer reported that they are not affected by COVID 19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2020. The borrower called to opt out of the forbearance plan because the loan is current and the forbearance plan is no longer needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2020. The borrower called to inquire about refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191936	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2021. The borrower inquired if the taxes had been paid, was advised not yet paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD. On XX/XX/XXXX the borrower reported damage to XXX. Claim funds of $X.XX were received on XX/XX/XXXX and send for S&G endorsement then mailed on XX/XX/XXXX. No further updates provided. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018. Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021. 01/14/2021 - Talked to borrower - verified account demographics - reason for default - excessive obligations - borrower had previously requested a forbearance plan as they were affected by covid19 - borrower now has declined the forbearance plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191917	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2020. Borrower requested assistance in gaining online access to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020. Borrower confirmed not impacted by covid
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191924	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2020. The borrower called the servicer about recast.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/13/2020. The dispute type is Verbal and the reason is Taxes. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. borrower disputed that taxes were paid incorrectly, stated will be paid by the third.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. 01/05/2021 - Borrower called to make a payment in the amount of $470.49
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020. Inbound call from borrower to confirm if a payment was cancelled and advised tha the payment was cancelled
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2021. Borrower called in to make a payment and indicates issues with the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191928	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2021. The successor in interest had general questions about the payment and requested that the late payment fee be removed.
On 03/17/2021 the borrower called about the payment amount. Advised the account is reflecting that they are being charged for late charges. Checked system and confirmed several late charges were applied when payments were made by the 16th. Opened a complaint to have the issues researched and opened a task to have a 12 month payment history sent to email address. Offered the borrower flext pay option to prevent future late charges and the borrower seems very interested but will check income to see what date will be best. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2018. Borrower is requesting a refund, refund process explained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. A payment in the amount of $2,697.76 was made and the Forbearance offer was declined by the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Social Security missing or invalid for Non Obligor.	04/30/2021	04/30/2021
752191935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019. On 7/23/2019, borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2020. Authorized third party contact to schedule a payment and did not need the forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020. The borrower discussed loss drafts related issues with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Per comments dated XX/XX/XXXX, insurance claim was filed due XXX damage. Check was endorsed and released.	04/30/2021	04/07/2021
752193528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020. Servicer spoke to Borrower on 4/10/2020 and Borrower wanted to verify that the auto pay had been set up and wanted to know how to pay off late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2021. Borrower called in to make a payment through the automated system and indicates no Covid-19 impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192049	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2020. Borrower called in to return the missed collection call. The borrower stated they had already mailed a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/05/2021. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower expressed a payment dispute 10/10/2019 in which the borrower disputed the amount due. The borrower stated they had already made a payment and was already advised of the payment change. The borrower is advised to send in proof of payment so further research could be completed. There is no evidence the borrower sent in the bank statements needed to further address the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. The co-borrower called to verify current amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020. The agent informed the borrower that a payment of $70.32 is due. The borrower began cursing/yelling and requested that the payment made on 05/08/2020 in the amount of $70.32 be reversed from escrows and applied towards the late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2021. Spoke to borrower regarding payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2020. On 06/26/2020 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. The borrower called in to confirm not impacted by COVID.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2021. The customer confirmed that they are not impacted by covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191864	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020. The borrower called in to verify that the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX the borrower called to report a new claim for XXX damage. Claim funds were received on XX/XX/XXXX. A draw was requested on XX/XX/XXXX with funds of $X.XX mailed. On XX/XX/XXXX a draw of $X.XX was mailed. The claim is monitored. No further status updates provided. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191867	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019. Outbound call. The borrower made a made a general account inquiry.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/05/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Verbal payment payment dispute; payment dispute was resolved during call; no further information available.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2020. Inbound call from borrower to confirm that the account was on Flexpay. The borrower was advised that the account was on Flexpay for the last day of each month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018. On 3/12/2018, borrower called and thought they were on auto pay. Advised borrower they were not eligible for autopay . and borrower understood and will make February payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2019. The borrower called to obtain the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020. Inbound call from borrower to process paymet
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2021. Borrower inquiry in regards to deferred amount not being reported to the credit bureau.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020. Inbound call from borrower to set up a future a payment.for 01/01/21 in the amount of $ Borrower made a split payment of $1841.15
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192629	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021. The most recent contact was a call in to follow up on the receipt of the payment history. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191860	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2021. Servicer spoke with borr, whom confirmed that is not affected by covid19. Borr also declined attorney on call. Wanted to process payment in the amount of $723.25. Servicer provided customer service phone number and confirmation number. Borr declined flexpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active. An amended proof of claim was field on XX/XX/XXXX and a loan modification was granted on XX/XX/XXXX. The order confirming the plan was entered on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752191880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019. The borrower called to verify account status. The borrower still represented by an attorney due to bankruptcy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193532	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. The borrower called to check on the status of the account and advised account current. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019. The borrower called in regarding tax an interest amounts for 2018 and the agent provided borrower with the figures.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019. Borrower called to ask about his payment increase. The agent advise the property taxes had gone up. The borrower requested a pay history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020. Borrower called in to verify loan terms and equity line of credit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The notation supports a discharged bankruptcy but does not provide detail.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020. The borrower called in regards to autodraft on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021. The borrower was setup on flex plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. Inbound call from borrower to ensure autopay went through
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191904	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Borrower called in to request their previous modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191885	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020. The borrower called in to inquire about their auto-draft schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020. Inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2020. Payment process by borrower via web
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752191866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2021. Inbound call from borrower to inquire on how to remove primary borrower, advise would need to refinance. On 3/8/21 the borrower called in to unlock their on line account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2019. Inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020. Borrower called regarding escrow analysis. The agent advised the payment will go down in November.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2020. Borrower stated that they sent in a payment in the amount of $1500.00 on 01/22/20, wanted confirmation. Borrower was advised that a ticket would be opened to research the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191840	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2020. Outbound call to borrower to ascertain affect of COVID 19. Borrower stated that they were not affected by COVID
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752191820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021. Borrower promise to pay on 01/20/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2021. Web payment process by borrower
On 03/26/2021 the borrower called to go over the forbearance plan. We advised the borrower that the plan will be ending in March and the total amount due is $2848.18. the borrower made a payment for the exact amount and we provided the confirmation number. the borrower wanted to opt out of the forbearance plan as they are no longer impacted. Set up flex pay schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. The borrower called in regarding loan being transferred to a new company and the agent advised still with the same company just a new name. The borrower inquired about monthly payment increase and the agent advised due to the escrow analysis and advised of the escrow shortage. Borrower made escrow shortage payment in amount of $1024.59.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2019. The borrower called to make 2 payments on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021. Borr called in and requested to update auto draft date to the 2nd. Servicer disabled old plan, set up new plan to begin on XX/XXXX drafting $X.XX every 2nd. Borr requested for 274.31 to be applied to late fees. Borr was not aware has fees iao 1623.94, next payment due 04/01, borrower would like 1700$ drafting on 03/02 to go to late fees on the account, then the next payment to be applied to April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020. Borrower called in to make a payment. Unable to submit online. reason for default was due to family emergency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2020. The customer spoke with the customer to verify mailing address and account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019. The borrower called to verify the payment made would go towards August which was advised it will.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020. Borrower called in for refinance options. The agent advised doe snot offer refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191846	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020. Inbound call from borrower to schedule a payment Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019. Borrower promise to pay the amount of $992.21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191801	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active. Active BK
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. Inbound call from borrower to apply a payment, but when they were asked to provide the account number, the customer stated that they believed the payments were automated payments only and would call back with the account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193516	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020. Borrower called in because he could not get into account. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2018. The borrower was advised the consent to lease form has not been received, stated will send it in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191823	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. On 1/5/2021, the borrower called for a payoff. The borrower called again that day to question the attorney and inspection fees on the payoff. The borrower accepted a promise to pay $724.28 and advised they were not impacted by COVID19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020. Authorized third party stated there is a difference in the trial amounts on the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020. Comments show borrower contact regarding loan status and payments, payment processed. Borrower also advised no covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2019. Borrower called in to make a payment through the automated system and request a document.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. The borrower called to make May's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019. Spoke with borrower on 8/13/2019. Borrower stated they forgot to make a payment in XX/XXXX for trial modification. reason for default due to temporary reduction in income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752193514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2020. Contact with borrower to make payment and confirmed no covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2018. Outbound call made to attorney but stated no longer represents the homeowner.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020. Borrower called in regarding missed call from escalation department to explain the increased payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2021. Borrower confirmed they are not impacted by covid
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752191774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2021. Borrower called and gave authorization for family member to speak on account. 3rd party wanted to know what insurance policy was on the account. Servicer transferred the call to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. Borrower stated that they were not affected by COVID 19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191785	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. Borrower called in to request a copy of the billing statement and requested a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752193521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/25/2021
752191777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Borrower called in to make a payment through the automated system and indicated they were not impacted by COVID-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021. Payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2018. 03/20/2018 - borrower called not aware delinquent - updated mailing address
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019. Th eborrower called in inquiring about escrow refund, was advised it would be sent by 2/1 and since the loan is current then should receive by 3/1.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2020. Request to have the late fee's waived for 01-2020 and 02-2020, advised will have to call beck to request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193509	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2021. Spoke to borrower regarding mature date of loan due to previous mod.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191750	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018. Borrower advised of the reason for the appeal and advised can send in an appeal letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020. The most recent contact was a call in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2021. Borrower called in to ensure the updated insurance policy was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2020. Borrower calling to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021. Borrower called in to make a payment though the automated system. Borrower indicates no pandemic impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2021. Borrower was contacted in which the borrower advises they were not impacted by COVID-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191740	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018. Inbound call from borrower regarding why they were receiving late notices. The borrower was advised that they would receive late notices until the loan was completely modified Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020. The authorized party called in and inquired if payment is to be sent to XXX or XXX. The agent advised authorized party if payment is sent on or after 01/01/2020 to send to XXX and if sent prior to 01/01/2020 to send to XXX. The authorized party asked what the $22.00 fee is and agent advised is for two property inspections and agent confirmed can be sent with payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191959	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2020. The borrower called to advised that has returned the final modification documents. The new payment and escrow were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752193519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2019. Contact with borrower regarding online access, agent assisted borrower how was having issues accessing web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019. 08/09/2019 - Borrower called in to confirm August payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2019. Borrower advised of account due date, stated will call and make a payment tonight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2020. 04/05/2020 - Called borrower - payment has been submitted -- reason for default - curtailment of income
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2019. The borrower called to confirm the payment was applied to account, was advised it was applied towards August. The borrower advised trying to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2019. The most recent contact was a call in to advise of new insurance/
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2020. Authorized third party called in stating paid taxes in October and advised that a third party also paid the taxes and advised ill call back with the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2020. Online web payment process by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2021. Inbound call, customer made $100.00 principal only payment. Flex pay set for $100.00 principal payment. starting 2/26/21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2018. The customer called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020. The Servicer advised the borrower the payment was changing to$1928.79
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to a natural disaster on XX/XX/XXXX. No damages were reported.	04/30/2021	04/07/2021
752191757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2020. Borrower promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021. Commentary states the borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2020. 06/22/2020 - Borrower called received notice of escrow analysis - advised of payment increase
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191712	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. Unauthorized third party called to request the address to send the claims check for the borrowers.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/22/2019. The dispute type is Verbal and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Commentary states the borrower was advised they can dispute fees. The borrower advised will have attorney send in letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191701	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2021. The unauthorized third party (son) called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2020. Customer called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019. Borrower called and stated notary will not notarize because spouse name also on the loan. Borrower stated they are divorced and deed in his name.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2018. The last contact with the borrower verified all the information and the borrower promise to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2020. Spoke to borrower and she stated she has contacted the ins carrier to provide EOI. Advised borrower that renewal has been received and to disregard the letter and to allow 7-10 days to receive LP cancellation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191788	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2020. Authorized third party called to process a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2021. On 02/03/2021 Borrower called to inquire about how to cash claim check and the call was transferred to another department for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX Commentary states Claim was closed in reference to property damages.	04/30/2021	04/13/2021
752191754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019. Authorized third party called in to make payment of 774.06.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. The borrower called about the payments and to see if there are any late charges. They made a payment through IVR and confirmed no Covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicate an undisclosed natural disaster affected the subject property. Unable to determine what disaster it is and no specific details were provided. The conversation was related to the Covid natural disaster; however the virus would not affect the property.	04/30/2021	04/30/2021
752191783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX Natural Disaster Area declared on XX/XX/XXXX. No damages were noted.	04/30/2021	04/07/2021
752191703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019. The customer made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2019. Borrower called in had questions about trial payment set up for automatic draft. Servicer confirmed have set up to draft on the 15th of the month and is under the allotted time. Borrower said is receiving emails stating the account is due on the first of the month. Servicer advised that is automatic but the account is set up correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. The borrower called and made a payment the servicer advised of a COVID forbearance the borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021. 01/20/21 Borrower called inbound to let service be aware that they had 2 payments posted to his bank account. Wife had mailed check which posted and 2nd payment posted by website and caused overdraft to his account. He would try to stop payment one payment. The check was not posted to account due to NSF so no refund was needed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2019. Servicer spoke with Borrower and advised of amount due. Borrower asked about the insurance and Servicer it was disbursed on 10/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019. Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/18/2021
752191735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2020. Borrower advised filling out loan modification and will have it notarized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Chapter XX Bankruptcy discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019. Borrower having issue processing payment and wanted to ensure that it did not go through twice.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2021. The borrower called in and made a payment in amount of $2832.82 and set up flexPay beginning 04/01/2021 on a monthly basis. The borrower asked why payment increased from $1936.44 to $2841.37 and the agent advised was previously interest only and is now paying towards the principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020. Spoke with borrower advised to start at positive balance on account with increases in taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021. 01/19/2021 - Customer reported they are not impacted by covid19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752193540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019. The borrower called to see if she can make her payment online. Servicer advised yes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191686	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2018. The borrower called to get information on mod agreement that was sent out. Advised the borrower of the 14 day timeframe borrower stated will not sed in docs due to payment increae.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2020. The last contact with the borrower they wanted to know if the insurance was received and were advised confirmation letter has been sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020. Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2020. The Borrower called in to update the payment amount on flex pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020. the customer provided a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2021. Borrower called in to make payment and discussed forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752191653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2020. The borrower called in to make a payment in the amount of $110.09 and requested a corporate advance fee breakdown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX-The property was located in a XXX declared disaster area due to XXX. The property damages have been resolved.	04/30/2021	04/07/2021
752191660	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. Borrower called regarding billing statement; extra funds were not applied to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. The borrower advised on XX/XX/XXXX trying to get XXX fixed. The servicer provided claims phone number. No indication a claim was filed or status of the repairs. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752191708	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. On 04/21/21 the borrower called to make a payment of $1146.19. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan. The proof of claim was filed XX/XX/XXXX. Prior BK Chapter XX XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2020. The authorized third party called in regards to last payment, was advised it was returned due to NSF. The third party made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018. The customer made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191663	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. 01/21/2021 - Borrrower confirmed no covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2020. The borrower called to check amount due on the account advised amount plus fees. Educated the borrower about new payment due to escrow analysis Beginning in July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2018. Commentary states the borrower called in and was advised of payment change due to insurance increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2020. On 4/8/21 the borrower called in to make a payment for $360.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752193495	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020. Borrower called in to request payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193502	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2020. The servicer called and spoke with the co-borrower who stated payment will be made online today.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/04/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower disputing payment due to escrow. The servicer reviewed account and on 02/15/2019 borrower was advised that the loan came over with an escrow account and will remain in escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752193500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019. The customer discussed the escrow and confirmed insurance payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2019. The borrower called in and ptp on 06/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191643	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2021. The borrower called to make payment. On 2/22/2021, servicer called borrower and advised , need settlement release. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191626	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2021. Borrower called in to confirm Flex pay is set up on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019. On10/09/19 the borrower using IVR phone system to make a payment of $ 661.92.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020. The borrower called to make a payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752191651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2021. On 02/10/2021 Borrower was called in reference to payment due and stated made a payment today through bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. 10/14/2020 - borrower called - verified account demographics - scheduled payment on 10/09/2020 - advised last payment we have on file is from 09/11/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191632	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2021. The authorized third party called in to find out what documents are needed to put name on the loan. The representative advised already an authorized third party. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. 12/03/2020 - Borrower called - advised of total amount due - borrower stated they have been locked out of online account and wants to make a payment - borrower questions online balance information versus statement information - advised of deferred balance - reason for default - other - processed payment in the amount of $1744.68 - borrower confirmed no covid impact
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020. Borrower called to confirm mod process and she made a payment. Confirmed mod was completed on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2021. On 04/01/2021 Borrower called to inquire about grace period and was provided with the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2020. The borrower called to cancel autopay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2018. Borrower advised the payment came from from the adjusted escrow amount. New monthly amount provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2020. Borrower stated a payment will be made on 09/15/2020. Borrower advised of 15 day grace period before late fees are accessed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2021. Borrower advised of self service options and requested tax information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2019. Borrower called for account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019. The authorized third party called in with questions regarding fees on account and loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752191613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021. Borrower called asking if she had made a double payment on the account. ender advised she did.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191598	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2018. The customer and agent discussed funds in suspense and late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The contractor was informed to send in a new contractor’s bid on XX/XX/XXXX for the claim for XXX damage that occurred on XX/XX/XXXX. The borrower stated on XX/XX/XXXX that was in the process of making repairs. A drive by inspection was scheduled for XX/XX/XXXX for damage that occurred on XX/XX/XXXX. No evidence of the results was provided. The details of the damage and whether the claim was approved were not indicated. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020. Borrower informed of change of their insurance carrier. Authorized third party called to follow up on research request that was due in June. Comment dated 01/08/2019 borrower stated they thought the property was foreclosed on and has not lived there since XXXX, then received from bank advising they could move back and that is when they knew the account was active. Associate sent email to fraud prevention.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021. Borrower stated will make payment when social security is received
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752191576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. Borrower stated receiving mortgage statements from the current and prior servicer. Advised on flexpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020. Borrower called in and loss mitigation options were discussed with rep. Rep went over the documents to be signed and returned. Borrower says he is sending back the documents and will mail his check for $1106.39 for May. Borrower had no further questions. Borrower stated will mail signed docs today
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2018. tHe borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193478	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2020. Authorized 3rd party requested new escrow check to be issued because previous has expired and will put in request to have 3rd party listed as SII. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191556	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020. Borrower called to inquire about last payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020. Commentary states the borrower called in and was advised when the next insurance payment will be made for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191561	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. Confirmed not impacted by covid and that has been released from earthquake coverage and did not want to resend the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191553	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2020. The Borrower provided a reason for default of excessive obligations. The Borrower made a promise to pay and repayment plan was set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2021. Borrower called inquiring about the 2nd mortgage. He also requested the copy of the mod agreement dated XX/XX/XXXX. Agent advise will be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018. Borrower scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 02/28/2018 cites mortgage insurance has met the termination requirement and has been removed.	04/30/2021	04/07/2021
752192009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2018. 12/20/2018 - Borrower called in to discuss account status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752191537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019. Borrower advised that the mod package was returned via XXX today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2020. The borrower called regarding name of carrier and to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020. Associate informed borrower the total amount due with fees, borrower scheduled payment and was then informed now due for March and about Flex Pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752191531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2020. Borrower called to set up flex pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752191548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2020. Borrower called Servicer after they received a payoff request that they did not request. Servicer indicated that it was systemically generated. A 3rd party requested a payoff on 5/7/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2020. Commentary states the borrower called in to inquire on the last payment amount for the insurance. The borrower was also advised how to locate the information on statements and oline.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752191520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2020. The servicer called and spoke with borrower regarding November payment. Borrower stated plans on making payment on 11/27/2020 when gets paid stating pay schedule fluctuates. The agent advised borrower that a late fee is assessed each time payment is made at the end of the month. Borrower stated hopes to set up auto pay in January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020. Borrower called in to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752193473	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/13/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is performing under plan. Loan was cited as being paid ahead on XX/XX/XXXX showing due for XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020. On 5/13/2020, the co-borrower called in to check why they got a tax bill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. The borrower called in stating thought the auto draft was active. Borrower made the January payment in amount of $774.31 and set up auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. The proof of claim was filed XX/XX/XXXX. Amended plan filed no original POC date
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2021. Borrower contact 1/18/2021, borrower confirmed not impacted by COVID
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752191507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. On 1/11/2021, borrower called in due to correspond received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2020. The borrower called in to discuss the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2018. The co-borrower called in and authorized agent to speak with third party who was calling about auto draft. The agent explained that they do not qualify for flex pay. Borrower made a payment in amount of $1213.74 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2020. The borrower wanted the balance on the account. Informed $167.311.32
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020. The borrower stated they have a new insurance polic and discussed their escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. The Servicer advised the borrower $73.72 will be applied towards principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to a natural disaster on XX/XX/XXXX. No damages were reported.	04/30/2021	04/07/2021
752191538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019. The borrower called n and made a payment in the amount of $640.02
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019. The borrower called to make a payment on the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2020. inbound call from insurance agent regarding payment for policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191756	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. The borrower emailed a request for a payoff statement to be sent to XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020. The borrower confirmed they were not impacted by covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020. The co-borrower called in stating received a statement with a new name and was not sure if the loan was transferred. The agent advised that they had a name change and everything remains the same. Borrower confirmed not impacted by covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191475	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020. Servicer spoke to authorized 3rd party who advise having issues logging in online. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191472	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2020. Borrower confirmed not impacted by covid19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019. Spoke to Borrower and they was calling regarding their late payment. Servicer advised that it takes up to two business days for the payment to post and their payment has not posted yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2020. Borr needs a copy of payment history that was requested over a week ago. Servicer advised that the task has a completion date of 6/25.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019. The borrower advised the servicer that they have placed their final modification documents in the XXX drop off.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020. The borrower stated he was having issues receiving checks from work due to covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2019. Borrower called to check if payment was processed on today. Advised borrower there is a pending payment for today and it will take 48-72 business hours to post to the account. Advised borrower the account is due for Aug and Sept. Borrower requested to have the funds applied to fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019. Borr stated not receiving billing statements. Servicer confirmed payment made via IVR today. Also advised borrower will need letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2020. The brrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019. 07/22/2019 - Borrower contacted through IVR to reset password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191448	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. Borrower was advised of payment change do to escrow and adjusted auto draft. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to a natural disaster on XX/XX/XXXX. No damages were reported.	04/30/2021	04/15/2021
752191474	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020. Borr requested account number, also wants a statement from insurance. Servicer advised can check if we have anything, servicer did not see any policy uploaded. Also assisted borr with online. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020. Borrower requested document that no payments deferred on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. Borrower advised of financial difficulties due to an unseen expense, but payment will be made in February. Informed borrower that as this was not due to COVID payment cannot be suspended. Explained that late fee will be assessed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2019. On 09/17/2019, the borrower contacted the servicer to inquire on the amount of payments taken from bank account this month. The servicer advised that 1 payment in the amount of $2,165.32 was drafted on 09/10/2019. The servicer stated that the next payment is due on 10/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191426	3	[3] Mortgagor Working w/ 3rd Party Group [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2021. The borrower made a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752191439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2018. Outbound call to borrower, borrower had questions about final mod documents, advised the date the borrower had to return the signed documents
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020. Spoke to customer who call in about an insurance inquiry status. Rep offered website, app and automated services offered to customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191425	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020. Borrower stated did not have any debts and disconnected call. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2019. Contact made with the borrower. He needed instructions on how to fill out the documents. Rep provided instructions and answered questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2020. Customer called to discuss the account. Customer was advised that FLEXPAY would stop collection calls. Customer stated that they are not impacted by COVID 19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2019. The borrower called in to request new escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191418	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020. The borrower's executor of estate made a payment to reinstate their loan. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2020
752191417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2021. The borrower called to discuss the insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020. Called the borrower who stated did not want to complete the work out plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2021. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2019. The agent provided the borrower with the total amount due. The borrower stated that they have been unable to access the online system. The agent advised that there is a waiting period to use the online service after a bankruptcy is completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX - The property was located in a XXX declared disaster due to a XXX. A claim was filed for XXX damages and the funds have been released. There is no active claim.	04/30/2021	04/07/2021
752191410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2020. Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020. On 3/10/2020, borrower will be able to make a payment since he is working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2020. On 06/01/2020 Borrower called to confirm payment made was received. Borrower was advised payment was completed and provided with confirmation number. Borrower also inquired about escrow shortage and was provided with a break down of payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2019. The borrower called to make a payment..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. Payment processed by borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191419	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2018. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191392	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2018. Last contact with the borrower was when they were working on a modification for the loan and borrower returned servicer call to discuss the payment and completion
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018. Spoke to the customer and they stated they can afford contractual payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2021. The borrower called and confirmed no impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020. Borrower called in requesting to have online web unlocked Provided borrower with information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2020. The borrower called in regarding letter received of servicer name change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2020. Borrower called to go over their insurance documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191380	3	[3] Title Issue -: Liens not Perfected	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2020. Spoke to borrower regarding checks that need to be endorsed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. XXX in favor of XXX in the amount of $X.XX filed XX/XX/XXXX. XXX in favor of the XXX $X.XX. XXX in favor of XXX in the amount of $X.XX filed XX/XX/XXXX. XXX in favor of the XXX $X.XX
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/05/2021
752191391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2020. Borrower called in regarding payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. Outbound contact was made with the authorized third party to discuss the account status and assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191382	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2021. On 3/4/2021, the borrower called to follow up on the taxes that are past due.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/14/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. BK closed prior day reviewed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX Natural Disaster Area declared on XX/XX/XXXX. No damages were noted.	04/30/2021	04/19/2021
752191367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2021. The borrower stated being reported to the credit bureau incorrectly and stated made a payment in February, was advised to send in the credit report. The borrower was given the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020. Borrower stated they are not receiving their billing statement and provided the mailing address and on the 10th associate informed could not overnight the statement and informed late charge could be waived every 12 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191371	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020. The borrower requested a payoff statement on 12/23/2020 and confirmed that they have not been impacted by Covid-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193448	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. The borrower called in to change the payment method and processed a one time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower reported XXX damage on XX/XX/XXXX due to XXX. On XX/XX/XXXX, the borrower stated XXX due to a XXX and was transferred to the insurance claims department. There is no evidence that a claim was filed and there is no indication that the repairs were made. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2020. The borrower scheduled a payment and stated that they were not impacted by covid 19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2021. Spoke to Borrower and the called in to make a payment. Borrower also confirmed no COVID impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2020
752191345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2020. The borrower made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2020. The borrower called in stating both borrowers had a pay change at work. The borrower was advised of the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752191344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2020. Borrower called and stated he was sending final mod back today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020. On 12/31/2020 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. The borrower made a payment and confirmed they are not impacted by the Covid-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191331	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020. Borrower called in to state they no longer interested in the modification and was able to bring the loan current. 4/28/2020
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/18/2020. The dispute type is Verbal and the reason is Missing payment. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower disputed payment made on 9/15/2020 provided confirmation number
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2020. The borrower called to confirm they could make payments through the bank due to the bank's name change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020. On 11/17/2020, the borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191342	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019. The Servicer advised the borrowers once they provide a picture of the unit the check will go out. The borrower said that was not the agreement but they will send the picture.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/24/2019. The dispute type is Verbal and the reason is :Loss draft dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower disputed the release of insurance claim funds; servicer communicated with borrower until the issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018. The borrower called in to make sure their most recent payment had been received and posted to their account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2020. The borrower stated they have been paying extra towards principle and inquired about suspense balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020. 05/12/2020 - Talked to borrower - verified account demographics - requested May payment which has been set up for the 15th - flex pay starting on 06/16/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. Borrower called in to request copy of note be sent to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752191328	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2019. Borrower advised steps were taken yesterday to resolve issue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2019. Associate contacted borrower who stated the reason for default was due to employment issues and had questions regarding the modification payment. Comment dated 10/09/2019 borrower stated they were unemployed but is back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2021. Borrower scheduled a payment in the amount of $1,693.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a XXX Disaster Area due to XXX noted in XX/XX/XXXX. No damages were reported. On XX/XX/XXXX the borrower filed claim for XXX damage. Loss draft received check on XX/XX/XXXX. Loss draft endorsed, released and mailed check to the borrower.	04/30/2021	04/23/2021
752191319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2020. 06/25/2020 - talked to borrower - they promise to make a payment the next day and set up auto draft
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. c/i about dual pa yment made. Advised 2 payments showing. Deleted pending payment as it was made in error.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752191302	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021. 01/14/21 Last contact with the borrower was noted as being when they made a payment on the loan by web speedpay and loan is current. The daughter is a non authorized party and the wife survivor is a authorized party and is living in the home. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019. Servicer spoke with Borrower and verified all demographics. Borrower indicated that they had fallen behind due to bills but that the account would be caught up shortly. Borrower made a payment in the amount of $701.53.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. The borrowers called to make a payment for April and advise the Servicer they did not receive a mortgage statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2018. Borrower called regarding insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193446	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020. Borrower confirmed not impacted by covid19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/28/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	01/29/2021
752193435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019. On 8/26/2019, the customer called in regarding the payment increase and was advised it was due to escrows.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2020. Borrower called in to see if loan had expired as received a letter that assumption was denied. Borrower was advised assumption was denied due to not all documents being received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. Borrower conmfirmed no covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020. Servicer spoke to borr about past due payment. Borr stated will be making payment at the end of the month through online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193431	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2019. the customer was contacted the account status was provided and a payment was provided
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/04/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. payment dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2020. The borrower called in to find out workout options and repayment plan borrower was advised that last payment will be on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020. 12/01/2020- Borrower confirmed no covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2020. The most recent contact was a call in to discuss the application of payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752193430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. 01/21/2021 - Borrower called in to unlock online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2020. Borrower called in to confirm account status and confirm he was still within grace days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021. The borrower confirmed they are not impacted by the Covid-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary on XX/XX/XXXX refers to the borrower reporting a new claim for XXX damage in the amount of $X.XX. The check was received and endorsed and mailed to the borrower XX/XX/XXXX.	04/30/2021	04/22/2021
752191282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2020. The borrower reinstated the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191283	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2020. The borrower stated they received two escrow checks and inquired about interest charged on escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Comments indicate an insurance claim was filed for XXX damage to property. A loss draft draw in the amount of $X.XX was mailed to borrower on XX/XX/XXXX. Servicer most recently sent email on XX/XX/XXXX inquiring about the repair status and borrower indicated repairs have been on hold due to COVID-19. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. The borrower confirmed they are not impacted by the Covid-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2020. The borrower called about paperwork being sent to a different address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2021. The customer confirmed they are not impacted by covid 19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191307	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid

[2] Payoff has been requested within the last 60 days

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2021. Spoke to borrower regarding claim check and transferred call to claim department. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. A claim for XXX damage is noted on XX/XX/XXXX; full endorsement and adjustor's report was requested by the servicer. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2019. Borrower called advised borrower the account is due for $2,809.37. Secondary borrower stated they are calling to make a payment for $1,000.00. reason for default stated due to funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191285	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan. The proof of claim was filed XX/XX/XXXX. Comments on XX/XX/XXXX, note Trustee is sending funds. The most recent payment change notification XX/XX/XXXX. Notation confirms a previous Chapter XX bankruptcy filed XX/XX/XXXX and discharged XX/XX/XXXX with a case number of XXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191256	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/01/2021. Borrower called to make a payment and confirmed they are not affected by Covid 19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191264	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021. Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752191257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2020. Borrower made a payment and advised not impacted by COVID-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2021. Borrower called in to remove the attorney authorization and indicated they have not been represented by counsel for well over a year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021. The borrower called to reschedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2020. The customer called in to request the loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191226	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2020. The borrower called to discuss the claim and stale dated claim check.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/23/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower disputed the payment history. This was resolved on 5/10/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The homeowner advised on XX/XX/XXXX that the repairs to XXX will cost around $X.XX. The borrower clarified on XX/XX/XXXX that the XXX damage occurred last year. Claim funds of $X.XX were received and released on XX/XX/XXXX. The claims check was not cashed, and a stop payment was placed on 8/3/2020 and re-issued on 8/6/2020. A check for $6,616.47 is stale dated and has been stop paid. The funds are being returned to restricted escrow until the borrower is responsive and guarantees that will cash the check per notes dated XX/XX/XXXX. The status of the repairs was not provided.. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. 01/29/2021 - Borrower confirmed no covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/18/2021
752191251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020. Spoke to the borrower and they advised have not gotten the reinstatement letter yet. The customer was advised a new reinstatement will be ordered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191229	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2020. On 7/30/2020, the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2020. Discussed escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2018. On 05/02/2018 Authorized Third Party called to make a payment and inquired about Reinstating the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/25/2021
752191239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2021. The borrower called to make a payment towards escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments dated XX/XX/XXXX, the property was damaged by XXX. Insurance claim was filed and a check in the amount of $X.XX was received. Per comments dated on XX/XX/XXXX, an inspection will not be done due to the virus. On XX/XX/XXXX, the borrower sent in photos for the servicer to review. All repairs has been completed. Final draw was sent on XX/XX/XXXX.	04/30/2021	04/30/2021
752191204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2020. An authorized third party called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020. Spoke with borrower, borrower stated made a payment yesterday
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Contact with borrower who informed no covid impact, payment also made during call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2020. The borrower called to check on their status to have escrow removed. The Servicer advised the borrower the request was denied as the escrow account was an a condition according to the original loan approval. The borrowers stated they did not agree and the account was removed once in the past.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to a natural disaster on XX/XX/XXXX. No damages were reported.	04/30/2021	04/28/2021
752191225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191213	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2019. Authorized third party called for reinstatement quote. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2020. On 8/7/2020, borrower called to speak with department dealing with credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191279	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. The customer confirmed that they are not impacted by Covid 19. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2019. The borrower called to make sure account was current. Servicer advised yes next due for 11/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021. The most recent contact was a call in to request and account name change due to marriage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020. 11/30/2020 - Talked to borrower confirmed last payment made was applied and would like late fee waived
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752191208	3	[3] Title Issue -: Senior Liens [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2021. The authorized third party called to follow up on the estate documents and advised the intent is to retain the property. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. XXX of prior mortgage. No evidence issue is resolved.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2019. The borrower called to make a payment and was given the option of a repayment plan but was not interested. The borrower make another payment on 10/25. The borrower advised having marital difficulties.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2020. Borrower made a payment in the amount of $4,382.38 and advised that they were not impacted by the pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020. The borrower stated their insurance will not be renewed and they will shop around for insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021. The borrower called in to discuss forbearance option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191295	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2020. Authorized third party called regarding overage check from escrow account under the estate of borrower and couldn't deposit the check. The servicer advised to send the check back to be reissued. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193417	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2020. Borrower stated they are not being reported to credit bureau and was informed due to discharged Chapter XX. Comment dated 07/09/2019 borrower called regarding letter stating they are behind. Associate informed borrower loan was just modified and funds are in suspense which will post the July payment and will be due for August.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/22/2019. The dispute type is Written and the reason is Loss Mit Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower appealed modification denial.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020. An unauthorized third party called for a payoff, was advised how to request same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019. Borrower called regarding modification status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018. Borrower called in to discuss payoff amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021. 01/13/2021 Borrower made a payment $1214.74
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020. On 4/2/2020, borrower wanted to know why his payment went from $816.12 to $1374.73.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2018. On 9/14/2018, the borrower called in to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191191	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is performing under plan. Case #XXX dismissed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020. Borrower request to verify payments going out to taxes and insurance, advised taxes is paid in 2 installments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191167	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020. On 2/13/2020, the party was advised they will need to go to the DVM for the manufacture certificate of origin.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX, the party called in about the insurance claim that was due to XXX damage to XXX. They were advised to send in the endorsed check. There is no indication that the repairs have been completed and the claim is closed. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191153	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019. Authorized third party called in to make the June payment in the amount of $491.67. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2020. The borrower made a payment of $1239.55 and set up flex pay effective 09/15/2020. The service waived late fee as a courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster are due to a XXX note on XX/XX/XXXX. An insurance claim was made for XXX damages. Repairs were made and the claim was closed by XX/XX/XXXX.	04/30/2021	04/27/2021
752191951	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2021. The borrower called in reference to the billing statement. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020. Borrower promised to make 2 payments, and stated that his wife is not working much at the moment. Agent mentioned forbearance, but borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2021. The borrower requested a copy of a mortgage statement.
On 03/08/2021 the borrower called stating billing statement was never received. Informed borrower billing statements can be seen online. Opened task to have document emailed to borrower. the borrower stated they are not impacted by Covid19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191193	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2020. Borrower request to confirm payment made for $2,895.78 has been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Discharged Chapter XX. Discharge date not included within the account notes.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191154	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020. Customer called to inquire how much was owed on the account. The servicer advised of the principal balance and maturity date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. The borrower confirmed they were not impacted by COVID and can keep making their payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020. Spoke with borrower and advised calling in response to the correspondence received regarding the Forbearance Plan. Agent went over Forbearance Plan and borrower stated does not need it at this time. Borrower stated is still currently working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191178	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Borrower called in requested to have online account unlocked.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. Comment dated XX/XX/XXXX shows borrower called in and advised of a new claim due to XXX damage. Stated received claim check for $X.XX. Agent advised borrower need fully endorse check, sign owner's affidavit and adjuster s report. Once documents are received, the processor will review to determine the next steps. Claim funds of $X.XX were received and released on XX/XX/XXXX with a S&G classification. No further updates provided. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191171	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2020. The borrower called in to make a payment on the account. The servicer offered work out options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2018. Borrower discussed denied modification. Modification was sent to the property address instead of the mailing address. Advised the borrower that they will try to reverse the denial.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2019. Borrower made a payment and servicer explained available options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2020. The borrower called in for modifiation status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019. Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2020. Borrower called 1098 and servicer advised would be sent by end of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. The borrower called to confirm payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191169	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2020. Borrower called regarding the foreclosure from 2019 still showing on account after it was paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020. 12/02/2020 Borrower not impacted by Covid, Payment made for $1936.66, advised borrower taxes were paid on 11/17/2020, transferred to insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2019. The borrower scheduled a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019. On 2/1/2019, borrower called to ask if the 1098 has been sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2019. The servicer contacted the borrower to advise of flex pay and started customer on flex pay on the last day of every month for the amount of $844.15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. the customer was contacted and stated that they would like an assumption packet, stated not covid impact
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. The borrower confirmed they were not impacted by covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020. The third party called to inquire why the borrower keeps getting letter for no insurance, stated the borrower has sent the required document in several times. The third party was advised of the document actually needed and was provided with the email and fax number to send it in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191129	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2021. The borrower made a XXX payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020. The borrower verified their information and was advised they cannot make their payment with an unemployment debit card.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2019. The borrower called to make a payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191136	3	[3] Title Issue -: Liens not Perfected	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020. The borrower returned a call and discussed website and app.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. XXX still on record. No title claim as the lien is excepted in the policy. No evidence that curative had been obtained prior to the foreclosure dismissal.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2018. The borrower was advised of the loan modification denial. The borrower stated that the last trial payment was lost.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191140	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2020. The borrower called advised was trying o pay on the IVR, but she got transferred.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/28/2018. The dispute type is Written and the reason is Inspection dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. 06/28/2018 Inspection dispute received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191164	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2020. The most recent contact was a call in due to being locked out of the on line account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/21/2019. The dispute type is Written and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower was disputing NSF charges. The servicer researched the issue and responded.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is not available in the information provided. Per comments on XX/XX/XXXX - Motion to reopen Chapter XX filed by Debtor.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2019. Borrower spoke with Servicer on 9/24/2019 and verified that the repayment plan payment was due 10/1/2019 and Borrower confirmed that payment would be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The only mention of bankruptcy is when commentary indicates discharged bankruptcy on XX/XX/XXXX and on inbound calls
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2019. The borrower stated that they made a payment on the 22nd and declined flexpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752191143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2018. Contact with borrower regarding claim check they have for hazard claim again discussed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191122	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. The borrower made a payment through the automated system and indicated no Covid-19 impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2020. Commentary states spoke with the borrower and the borrower reinstated the account. The borrower was advised of the forbearance terms and post-forbearance terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191133	3	[3] Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019. The customer spoke to the agent about hazard insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. The subject deed of trust and all grant deeds contain an incorrect page number as they all state XXX; but should state XXX per notes dated XX/XX/XXXX. The legal description error was not resolved when foreclosure was closed.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2019. On 1/8/2019, the borrower was contacted and stated they already sent in the payment that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2020. The customer discussed options and curtailment in income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193396	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2021. The borrower called to request a duplicate mortgage statement. Agent also discussed changes in payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192450	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2019. The borrower called to schedule a payment over the phone
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/14/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Payment dispute; verbal dispute resolved during call
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191135	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020. Borrower called in regards to payment returned. Borrower processed payment today
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/23/2018. The dispute type is Written and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Payment dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020. The borrower called in to check status of the executed modification documents sent in. The agent advised the documents have been received and are in process of conversion.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019. Borrower called in and confirmed payment on IVR and payment is currently pending.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191106	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020. Borrower advised that they would be making a payment in the amount of $4,910.90 and noted reason for delinquency was due to excessive obligations. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. Borrower confirmed payment was processed on the 31st and noted that they were not affected by the pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191100	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2019. Inbound call on 06/24/2019, the agent informed the borrower the nature of the call was to advise will be paying the penalties assessed for the taxes. The school taxes disbursed in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2019. The borrower called to make flext pay changes and move funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2020. The borrower called in wanting to know why auto pay is past due and the agent advised that auto pay is current. Borrower stated receives two statements a month and the agent advised that is due to auto pay date and the date statements are printed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019. The borrower called regarding the payment for August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020. The borrower called to discuss the damage claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2020. Borrower discussed Chapter XX discharge stated did not file, did file a Chapter XX. Wanted call back and discussed credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation. Possible Chapter XX filed after Chapter XX no details only the borrower stating had a Chapter XX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. Borrower spoke with Servicer on 4/14/2021 and Borrower indicated that they were not impacted by the pandemic. Borrower also made a payment in the amount of $2,218.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020. Borrower set up a post dated check and sent in hardship application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191128	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019. The borrower called to confirm receipt of the reinstatement funds. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191118	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. 3rd party called on 10/14/2020 to update the mailing address. Borrower is deceased. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192010	3	[3] Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019. Contact made with the third party to discuss the forced placed insurance. Also made a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. On XX/XX/XXXX the mobile home was not identified on the legal description of the mortgage complete in XXXX. Comments on XX/XX/XXXX stated a reformation count was to be added to the complaint to resolve the issue through judgment in the foreclosure proceedings. However, the case was closed prior to a resolution.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2018. Borrower called requesting account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191087	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. The borrower stated thought had already made the payment via the IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191119	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2020. 06/22/2020 - Contact made with customer account status was discussed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/06/2020. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower raised a payment dispute on 2/6/20, citing the previous servicer did not properly credit a payment while on a repayment plan. The servicer researched with the prior servicer, and on 2/27/20 called the borrower to advise that after the repayment plan letter generated the last payment made was returned for insufficient funds, which is why there is a one payment discrepancy from the letter. The commentary provided reflects no further borrower escalation for this issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191092	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2021. The borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is filed/under plan. The proof of claim was filed XX/XX/XXXX. Case number was not provided in the comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191097	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2020. The borrower called to discuss the fees reflecting in the payoff statement.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/15/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower called on 5/15/18 to verbally dispute a returned payment. The agent transferred the call to a supervisor and the borrower dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191068	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2020. Borrower called in states he sent in payment but there was an issue with his bank borrower states he will make another payment through his bank so they can send payment in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2019. The borrower called on 10/08/2019 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2020. The customer called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. The borrower called for the principal balance, verify automatic payment is set up and discuss online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2020. Borrower called in to make sure only one payment is drafted from her account on 9/25/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020. The borrower made a payment in amount of $575.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191060	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752191050	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020. The borrower called in to verify a XXX payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2020. The borrower called to inquire about payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2021. Outbound contact was made with the borrower, who advised is still impacted and confirmed the forbearance plan is still active.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020. The borrower called in to confirm that she does not have to repay autopay since the name change. Servicer stated she is on flex pay to be processed on the 29th of each month in the amount of $1841.96
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2021. The borrower called to make a promise to pay. On 2/26/2021, borrower called to make a one time monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191057	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020. The borrower called to discuss the hazard policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is performing under plan. Per the commentary a total debt POC was filed. Case number and filing date were not located in the commentary provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2020. Spoke to the borrower who opted out of the forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2018. The last contact with the borrower they authorized a speed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020. The borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019. The borrower called in to post date a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191039	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020. Borrower spoke with Servicer on 12/17/2020 and advised that they had not been impacted by the pandemic. Borrower had questions about the escrow shortage and Servicer advised that the taxes had gone up. Servicer advised the Borrower could pay the shortage or pay through the monthly billing. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018. The customer called in to confirm the account status and discussed why notices regarding the home in foreclosure was being received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191041	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020. No CoVID-19 impact. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193382	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2021. Customer stated is not financially impacted. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2021. Spoke to borrower in regards to covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020. The borrower requested an Amortization pay schedule to be sent via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191031	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020. The borrower called in and changed their banking information for their flex pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/22/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower disputed the past due amount. The borrower was advised on submitting a dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191037	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020. Borrower had payment and billing questions Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/16/2020. The dispute type is Verbal and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower called to dispute RECO fee in the amount of $9.78. Fee was waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2020. On 7/14/2020 the borrower called to get help accessing the website. Borrower advised they were impacted by Covid. On 4/30/2018 they discussed wy borrower declined a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020. Borrower was informed the Servicer only offers repayment plans and modifications only.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/01/2021. The borrower called in confirmation fro XXX confirmation and confirmed no covid impact noted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2021. 01/30/2021 Borrower made a payment of $1283.50.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020. Outbound contact was made with the authorized third party to discuss the auto-draft cancellation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2019. The borrower requested to have the insufficient funds fee waived. The agent advised that the fee would not be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2021. Borrower called in to make a payment through the automated system and indicated no Covid-19 impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. On 04/30/2021, the borrower called to confirm that the payment they had made went through. The borrower confirmed that the hardship was other reasons. On 03/31/2021, the borrower declined the offer of a forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2018. Authorized third party inquired on payment and insurance. Advised the person of receiving the evidence of insurance but the name did not match. Third party advised that their name is listed as an additional insured and advised the person of the address mismatch as well.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020. Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2018. To confirm a payment had been processed on 12/10/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191015	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2021. The borrower called to confirm the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. Damage was noted on XX/XX/XXXX but no evidence of damage being resolved or claim filed. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2020. Inbound call from borrower inquiring about refinance. Rep advised to contact financial institution and provided UPB. Borrower also requested a copy of the mod agreement to sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018. On 4/13/2018, borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020. Borrower called to confirm $100 was applied to principal. Rep confirmed it has been applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2019. Spoke with borrower. Borrower opt out te receive billing statement by mail. But been unsuccessful. Still getting statement. Agent tried and same resolved. Escalated to supervisor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191014	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. Borrower stated they made a payment online on 01/10/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX the borrower advised of XXX damage. No evidence claim was filed or damages repaired. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752191011	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2020. Borrower promise to pay the amount of $1,021.19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2020. The borrower called to confirm that the account was setup on automated payments. The agent advised that the payments are scheduled for the 15th of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2021. Borrower calling about overdraft fees. Borrower was advised that because it was not a servicing error, that they would be responsible for the NSF fees
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	01/26/2021
752191009	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020. Contact made with authorized third party to provide status of the loan Modification. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2020. The third party called was advised final bill from law firm was submitted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2018. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2018. Borrower scheduled a payment in the amount of $845.25.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752190995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2019. Outbound contact was made with the borrower to discuss notarizing the final modification agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020. The borrower confirmed they were not impacted by COVID-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2020. The co-borrower called in to confirm new company name and stated will be sending the payment via mail. Borrower also confirmed nit impacted by covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2021. The borrower made a payment and confirmed that there is no Covid-19 impact at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2021. Borrower called in on 4/8/21 to make a payment. Not impacted by covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	01/29/2021
752190985	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020. Servicer contacted borr regarding TAD of $3696.09, suspense $62.95. Total monthly payment of $1187.41. Borr requested to make 2 payments totaling $2374.82 plus $.25 process fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190991	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019. Borrower called to confirm the servicer has the payment that is processing, Servicer advised it has exported, but not finished processing yet. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752191030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2018. The borrower called in stating reason for delinquency was due to working extra hours. The borrower was advised of the total amount due and when the grace period ends.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019. On 10/15/2019, the servicer informed the borrower that the payment increase is a result of a change in the escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190982	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2021. On 3/25/2021 the borrower called to advise they were still negotiating with their insurance company for supplemental funds based on the contractor's quote and would contact the servicer once they knew more.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. XXX damage due to XXX. Per commentary on XX/XX/XXXX the borrower was still negotiating with their insurance company for supplemental funds based on the contractor's quote for repairs. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2020. The borrower called in and stated school tax increased based on bill received in mail and advised it is a different amount than what is projected to be paid. Borrower advised will mail the bill to corporate office.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2021. The borrower called to discuss the escrow Taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/25/2021
752191003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. Authorized third party called to discuss why they were denied the assumption and was told it was due to a low credit score. The agent advised they could reapply once their scores went up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/01/2021. Borrower made a payment in the amount of $731.22 and noted not being impacted by the pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019. Borrower called to discuss the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190965	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020. The borrower called in and stated made a payment on 11/01/2020. and the agent advised only paid $572.96 and monthly payment is $766.43. Borrower made payment for the difference in amount of $193.47 and was provided with the confirmation number. Borrower advised wants to dispute $100.00 fee and agent advised fee was for bad check fee.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/06/2020. The dispute type is Verbal and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower disputing $100.00 fee and agent advised fee was for a bad check fee. Issue resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2018. The borrower called to set up a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752190972	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2018. The borrower was called to inform funds applied to payment and remainder of check mailed out
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan. The proof of claim was filed XX/XX/XXXX. Transfer of claim on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190968	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020. The borrower was advised of steps taken to resolve BK case.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. borrower made a payment and confirmed not impacted by the covid virus.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2020. The borrower discussed a recent payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020. The most recent contact was a call in about credit reporting and was told that the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019. On1/10/2019, borrower called and stated she was returning a call sent to survey line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752190971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020. Spoke with 2nd borrower in regards to tax payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190975	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2021. Payment processed via IVR, borrower also stated no impacted by covid. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190969	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2019. Borrower promised to make payment via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2020. The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2020. Borrower called for assistance with online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020. On 12/14/20 Spoke with borrower was concerned about the broker fee. Advised that its not saying they are due for that. Advised to give callback if it still states fee on next billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190947	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2021. On 3/092021, the borrower requested to have copies sent of the documents submitted by the Successor in Interest/Executor for the deceased secondary borrower. The borrower has been trying to remove the SII from the loan and plans to do so in court. The borrower did not authorized the SII on the account; however, the servicer will not remove the SII since they are listed on the Deed and Will. SII occupies the property and the servicer advised the borrower on 03/04/2021 that the SII will have to refinance or assume the loan to have the borrower removed or contact a lawyer for family disputes. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2019. Payment processed by borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2018. On 10/03/2018 Borrower authorized Third Party to speak on account and the status of account was provided. Borrower also made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2019. The borrower called in to check on last payment. The servicer advised payment will be applied to October only. Next payment due for November.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2020. The borrower called in to inquire about their escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2020. The borrower called in to find out last payment made on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/25/2021
752190945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190944	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Borrower called in regarding issues with the website. Borrower is advised the website was down over the weekend but all issues have been resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020. Borrower called in states she will make payment online and she will send proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190959	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. Borrower confirm not impacted by covid
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752190936	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020. Borrower called to update the flex pay date to draft. Rep advised scheduled to draft the 10th of each month. Borrower advised that date is ok
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752193622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019. The borrower called in and wanted to make a payment, the representative processed payment. Borrower states she will make march payment toward the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752190938	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2020. Associate spoke with borrower. Comment dated 02/14/2020 borrower requested reinstatement figures good through 02/28/2020. On 12/27/2019 borrower called to schedule payment and was informed they are on flex pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2020. The borrower advised paid last night online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2020. The unauthorized third party called to discuss the claim check and other documents on file. The agent provided the email to send the adjuster's report and power of attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190928	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2021. On 9/2/2020, the borrower called in to make a payment and wanted to inquire about the escrow shortage.
On 03/09/2021 the borrower called and we verified all account demographics. The borrower advised that they had not received their 1098 form and is needing the document resent to the address we have on file. Borrower updated insurance information and requested a new declaration page showing acceptable coverage.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/21/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. On 6/21/2019, the borrower was advised they are currently due for three months. The borrower stated they are not past due. There was a payment dispute/lost payment from transfer but they got it all caught up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. Unauthorized third party called in states there are 2 payments pending with bank and wanted to get information on the account rep advised need borrower's authorization,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752190941	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019. Authorized 3rd party called to give new insurance carrier information. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2019. Customer called in to bring the account current, Customer stated that they fell behind due to funds not being available
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752190937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/01/2021. The borrower stated they weren't impacted by COVID.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020. The borrower called to see why the payment didn't come out of the account. The agent advise should clear the following day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752190918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2021. 02/04/2021 - Spoke with borrower and advised of the payment due for the month of February. The borrower stated the wife just made the payment a few minutes ago on speed pay in the amount of $901.50.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019. Borrower stated he completed trial plan and returned final agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. The customer made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2019. The borrower stated reason for default was due to deceased husband used to pay bills and she is taking over payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. The borrower stated they were not impacted by Covid-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190930	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. The borrower confirmed they were not impacted by covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190914	3	[3] Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019. Spoke with borrower and accepted the PBP in amount of $743.65.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. The Warranty Deed and Deed of Trust Metes and Bounds do not match per notes dated XX/XX/XXXX. A title claim is needed per notes dated XX/XX/XXXX; but there is no evidence of its submission.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190916	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. Borrower spoke with Servicer on 4/14/2021 and updated the mailing address and also made a payment in the amount of $630.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2020. Authorized third party called to discuss escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190923	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2018. Associate informed borrower the escrow surplus was moved to corporate advances and informed of the balance and informed next due 07/01/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/15/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve. Research determine the account was not overcharged as it was due for the 11/17/2017 payment and adjusted payment does not take affect until 01/01/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018. The borrower called to see why May's payment returned. The borrower was advised of insufficient funds. The borrower promised to call bac and call bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018. Outbound call. The borrower discussed the account with servicer and validated the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752190913	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020. The borrower called to ask about interest amount paid in 2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/11/2020. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower was advised January's payment was made on 02/05/2020. Borrower requested calls be stopped.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. Borrower advised that the recent payment provided was returned. Borrower advised of frozen account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019. Commentary states the servicer spoke with the borrower regarding the reason for default. The borrower was advised of remaining balance after the payment was made on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190904	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191052	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2021. The borrower called in to make a payment for $608.52 on 04/09/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190896	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. The co-borrower called on 10/14/2020 to verify the mailing address to send in payments and also confirmed they were not impacted by COVID-19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/01/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower disputed the past due status on 05/01/2019 stating they make a payment every month. The servicer informed the borrower they have been paying $1,009.05 each month; however, the monthly payment is $1,515.92. The servicer informed this includes taxes each month due to opening an escrow account for taxes falling delinquent. The borrower was satisfied with the response.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2018. The borrower called to inquire how long it will take an IVR payment to post.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752190900	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2019. Borrower paid twice online but her account number was incorrect.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2020. Outbound contact was made with the borrower, who made a promise to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752190958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2019. The borrower called to set up a payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752190905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2019. Borrower stated she is able to post date a payment for 02/22/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190885	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2018. Borrower called for assistance with online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2021. 04/19/2021 -Borrower confirmed no covid impact.
07/08/2020 -Borrower stated they would mail the July payment tomorrow. Associate informed borrower of self service options on 05/21/2020 and borrower stated spouse handles payment will be processed today. On 07/15/2019 associate explained the escrow analysis that was sent on 07/15/2019 and how late charges are accumulated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752190879	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2021. Borrower called in and indicated they had sent in a written request for documentation on 2019 foreclosure proceedings on the account. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2020. The borrower called to inquire if autopay was active and was advised it was. Borrower stated they were not impacted by covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019. On 02/26/19 the borrower called to cancelled payment or changed payment date as already made February and March payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190877	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020. The borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/14/2018. The dispute type is Written and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The authorized third party submitted a faxed dispute related to a returned payment. The servicer reviewed the history and responded on the same day. The commentary reflects no further escalation for this issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2020. Borrower stated they thought the paid late charges in 11/2019 as they were catching up on the account for August-October, scheduled payment to post with funds in suspense to complete a full payment and updated their auto pay to the 1st and 16th. On XX/XX/XXXX borrower inquired on status of a claim check for $X.XX and was informed sent and delivered to the office on XX/XX/XXXX and was payable to the contractor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX cites 100% inspection report authorizes to pay the contractor directly.	04/30/2021	04/07/2021
752190908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752190890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2020. Inbound call from borrower to inquiry about fees on statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2020. Borrower scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2020. the customer was contacted and questioned on the payment, the customer stated that the payment was mailed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020. Authorized third party called requested loan escrow account be removed, agent informed need written request and provided email address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2020. The borrower called and advised they wanted to pay a month ahead for the next 3 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2021. Borrower called regarding an audit letter they received. Agent advised this was due to inspections.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193361	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020. The borrower called to discuss the hazard claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD. The borrower reported XXX damage on XX/XX/XXXX. Claim funds of $X.XX were received on XX/XX/XXXX and released on XX/XX/XXXX to the borrower. No evidence an inspection was completed or further updates provided. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2018. Borrower called about taxes. Agent advised task is set up to research tax payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752190868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2018. Contact with borrower who advised delinquent due to medical issues, promise to pay made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752190873	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. The authorized third party called in stating the borrower paid out of pocket for the difference between the $X.XX and what was released from restricted escrow. The borrower is expecting a reimbursement. The servicer stated will need new contractor documents for a next draw.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. There is evidence of a discharge bankruptcy with no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. Unspecified claim with funds of $X.XX received on XX/XX/XXXX and released on XX/XX/XXXX endorsed as stamp and go. Claim funds of $X.XX were received on XX/XX/XXXX and deposited for interior and exterior damage from an unknown cause. The claim is monitored. On XX/XX/XXXX the borrower called for the status of a draw and was advised still pending documents needed. Awaiting the W-9 from the borrower to process the claim and release the funds. Contract for the roof repairs and remaining funds for XXX. Draw funds in the amount of $X.XX were released on XX/XX/XXXX. The third party was advised on XX/XX/XXXX is needing the new contractor documents and a 100% inspection to release the final funds. The third party stated the roof is complete but the interior is not. A 56% inspection was noted on XX/XX/XXXX confirming the XXX is completed and is brand new. The XXX repairs are not complete. Funds in the amount of $X.XX were released on XX/XX/XXXX to pay XXX. A contractor has not yet been hired for XXX work. The third party was advised on XX/XX/XXXX what is needed for the next draw. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193360	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Borrower called in to make a payment through the automated system. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190903	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021. On 01/28/2021 the borrower made a payment and confirmed they were not impacted by COVID-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752190862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020. The borrower called in to discuss the account, specifically past credit history, authorization and how to remove a borrower from the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018. Contact with borrower regarding payment they sent, agent informed borrower check was ran once and came back NSF.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2020. Borr called in requested to do a payment. Stated rdf is works for the government and was waiting to receive check. Servicer advised of website, mobile app and flex pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2019. Borrower advised they will make a payment this week. Borrower advised of short term hardship as being curtailment of income and medical issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2020. Borrower spoke with Servicer on 6/1/2020 to make a payment in the amount of $853.17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2021. The borrower stated that they no longer need assistance and is able to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 09/09/2019 - The borrower stated payment was mailed late August and a check was returned back to the bank. The agent informed the borrower the loan is current and the next due date is 10/01/2019. The borrower also stated there was an issue a year ago with the post office were the mail was thrown away and payment never made it to post. The agent informed the borrower there has not been any 30 day late reported and can send a letter in writing on what happened.	04/30/2021	04/07/2021
752193359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020. The borrower called to confirm receipt of her HOA policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190864	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2018. Co-borrower called to confirm payment received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190858	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. The borrower stated not impacted by COVID-19, requested for escrow refund be reissued in their name, advised loan is scheduled to mature XX/XXXX. Modification was denied, requested loan go back to non escrowed account. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2018. Borr called in stated XXXXXXX appeared on credit 2 weeks ago and doesn't have a loan. Servicer advised fax copy of credit report, servicer received fax and advised loan originated in XXXX and is a 3rd borr with 2 other parties. Servicer faxed borr a copy of the note.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019. The borrower provided verbal authorization for spouse requesting the principal balances in 01/2018 and 01/2019 for income tax purposes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190852	1	[1] Legal Description Issue - Mortgage contained incorrect legal and actions have been completed on a reformation action	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2020. Outbound contact was made with the borrower, who made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. On XX/XX/XXXX the title issue identified as a Scriveners error in the legal description. A motion to reform the mortgage was filed on XX/XX/XXXX. On XX/XX/XXXX the granted order to reform mortgage was noted. The loan was modified and the foreclosure closed with no further actions needed.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to a natural disaster on XX/XX/XXXX. No damages were reported.	04/30/2021	04/10/2021
752190869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020. Contact with borrower regarding default letter they received, agent advised to disregard. Agent confirmed borrower is making trial to mod payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/18/2021
752190853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020. Inbound call from borrower to delete autopay on file
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190847	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. The borrower called in for status of claim check sent in for endorsement stating has not received it yet. The agent advised that the claim check was mailed on 10/21/2020 in amount of $6520.42.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX borrower called in and reported claim for XXX damage caused by XXX and is classified as stamp and go. The claim check was received XX/XX/XXXX in amount of $X.XX and was endorsed and mailed to borrower on XX/XX/XXXX. On XX/XX/XXXX borrower called in and advised has more damage to XXX from XXX damage as a result from the XXX claim and received another claim check from insurance to finish XXX but is not enough to do the XXX. Borrower was advised will need to speak with insurance company. Borrower was advised to send in fully endorsed claim check. Borrower stated insurance company is refusing to pay for the flooring in the home. On XX/XX/XXXX borrower was advised claim check was received and was submitted for endorsement. The claim check was endorsed and mailed to borrower on XX/XX/XXXX in amount of $X.XX. There is no evidence repairs have been completed. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by a XXX per notes dated XX/XX/XXXX. No disaster damage was reported.	04/30/2021	04/30/2021
752193354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. Inbound call from borrower to inquire on recent statement stating they are late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190848	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2020. Borrower stated attempted to make 3 half payments and was not allowed to online. Also requested spouse cell phone be removed from the contact numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2020. Borrower stated she made a payment and did not get a confirmation number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752190843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2018. Borrower requested to be set up on auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190838	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2021. Borrower called to remove deceased husband from account and add son as authorized party. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190840	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2020. Borrower stated not impacted by covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190841	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. The borrower verified their information and made a payment in the amount of $650.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190834	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020. Customer called in and the reason for default was national crisis, but can afford mortgage. Rep confirmed payment posted for 8/7/20. Customer is stating that her bank still shows the funds in her account. Rep told her to give it a day or two more to see if her bank shows we pulled the funds. Customer requested a payment history to be mailed to her.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/22/2019. The dispute type is Verbal and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Customer is disputing short payment fees and indicates that she never paid short and wants detailed description mailed out to her mailing address. Steps taken to resolve case.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190836	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020. The borrower called to discuss the hazard claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. A monitored claim was filed for XXX damage that occurred on XX/XX/XXXX. An inspection reported the repairs were 50% completed per notes dated XX/XX/XXXX. The homeowner inquired about the $X.XX in claim funds that were transferred over from the prior servicer. On XX/XX/XXXX, the borrower emailed to advise that the contractor has filed suit since has been waiting on payment for almost 3 years. The servicer replied that has attempted to reach out throughout the claim process; but there was no response. The first draw check for $X.XX payable to the homeowner and contractor has been re-issued twice now and kept going stale. The servicer is pending confirmation of the check being cashed or requested for re-issue. On XX/XX/XXXX, the homeowner confirmed that the contractor had already purchased material and completed the XXX repairs. As of XX/XX/XXXX the servicer advised the borrower they can schedule another inspection. However, the remaining balance will not be released without 95% or higher and the lien waiver from the contractor. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019. Contact with borrower regarding issues trying to make payment online, agent process payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2018. The borrower called to make a payment also stated should be on autodraft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190831	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021. 3rd party called to get access online and to confirm the taxes were paid. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019. Spoke to Borrower and they called to ask if their reinstatement check has been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190823	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2020. The authorized third party called to inquire about refinancing. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752190822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020. The borrower called in and reported claim for XXX and XXX damage. The agent advised borrower to send in fully endorsed claim check and adjustors report and advised of stamp and go process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193355	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2021. Borrower called about an insurance claim and requested a copy of the "PP" be sent to her daughter's email and advised the check would be $X.XX. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Insurance funds in the amount of $X.XX were received for XXX damage to the property on XX/XX/XXXX. The check was endorsed and mailed to the borrower on XX/XX/XXXX. There is no evidence of repair. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752190817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2021. The borrower made a payment and inquired about the maturity date and was advised that the loan matures on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2020. The borrower called inquired about refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019. Borrower called and agent provided total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018. Customer called in to advise he is receiving automated calls and not sure why because he just made a payment. Rep advised customer that an analysis was completed on the account right before loan transferred to XXX in Feb. Rep advised the payment is now $705.76 so March payment is short. Customer advised he was not aware of the payment change. Rep apologized in regards to this. Customer also informed that the mailing address needs to be updated and he requested this before apologized and ensure customer would get that updated. Customer also advised he is not receiving any statements, etc from XXX. Rep advised we are sending to mailing address on file. Rep advised will have that information resent to the address that he is changing the mailing address to. Customer advised he wants to post date a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752193353	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. Unauthorized third party called in and indicated payment could not be completed by IVR; servicer informed routing info provided was incorrect. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower reported on XX/XX/XXXX that a claim had been filed for XXX damage. The claim check was given to the processor per notes dated XX/XX/XXXX. The details of the damage, the release of the check and the status of the repairs were not provided. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2020. Borrower discussed payment scheduling and was told payment made on 02/29 for for payment due 02/01/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190813	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2020. The borrower called in to confirm that the modification was completed. The agent confirmed and advised that the next due date is 05/01/2020. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752190810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. The borrower called to see if the loan was transferred and stated that the reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752190809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190807	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Promise to pay the amount of $186.23. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021. Payment processed by web payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018. Authorized third party called in to verify property address and insurance information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. Borr called in and advised unable to access website, locked out. Servicer advised would research out to see if able to unlock. Borr was still unable to access. Servicer advised would submit a ticket for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021. The borrower called to inquire about an unauthorized payment draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2020. Borr called in stating has been paying taxes. Servicer advised we paid taxes 6/23/20 iao $XXX.XX. Borr sent check to servicer for $XXX.XX on 6/23/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190829	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2018. Borrower made a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019. The borrowers called and stated they were locked out of their account. The Servicer said he did not see any problems with the account. He also advised the borrower the the last two payments were received on 6/10 & 7/9 and suggested they call back to have automated payments set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2020. Spoke to Borrower and they made a payment in the amount of $2,772.27. Borrower also stated that they will be calling in to make their April payment next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190803	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. Payment processed by borrower via web. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2021. The borrower discussed the escrow breakdown and balance. The agent advised that the next analysis will be done in July 2021. The homeowner confirmed that was not impacted by XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by the XXX per notes dated XX/XX/XXXX. No damage was reported.	04/30/2021	04/20/2021
752190800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. Borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. Lender advised of the escrow shortage that has been going on for years.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2019. The borrower called in wanting to know why the system is saying due for $733.15. The agent advised the amount includes monthly payment, late charges and recoverable corporate advance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: An insurance claim was made for XXX damage on XX/XX/XXXX. A check in the amount of $X.XX was received on XX/XX/XXXX and the claim closed.	04/30/2021	04/27/2021
752190799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020. The borrower called to find our why the insurance was not paid. The Servicer advised the borrowers the insurance was paid on 6/8//20 to XXX. The borrowers advised the Servicer the company they paid may not be the correct insurance carrier. The borrower was transferred to Survey.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to a natural disaster on XX/XX/XXXX. No damages were reported.	04/30/2021	04/07/2021
752190818	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019. Outbound call to borrower, however borrower would not verify information and hung up. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190794	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

[1] Notes clearly state litigation has been resolved; resolution date is in the past

[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2020. On 11/11/2020, the authorized third party contacted the servicer to schedule a payment on 12/01/2020 via Auto-Pay in the amount of $307.65. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/10/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. During a call on 1/10/19 the authorized third party verbally disputed the arrears, citing that the deceased borrower had been in an active workout. The agent directed the authorized third party to complete an assistance application and the matter was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is evidence of litigation on the file. The commentary reflects litigation between the successor and servicer was settled as of 10/10/19; litigation details were not reflected.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190797	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020. The borrower called regarding payment change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. During a call on XX/XX/XXXX and XX/XX/XXXX the borrower stated the XXX was damaged. The commentary provided does not contain evidence that a claim was ever filed or that repairs were started. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019. Soke to Borrower and they setup flex pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2021. Requested to cancel auto pay; not impacted by CoVID-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190793	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020. Person Tenant In Common stated the Borrower passed away and the account was on an active Forbearance Plan that was to expire on XX/XX/XXXX. Requested another 90 day extension and not a Modification. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190785	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Then borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2019. Borrower called to have late fee waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021. Spoke to Borrower an they confirmed that they are not impacted by COVID.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/25/2021
752190791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2018. The borrower called to make a payment in the amount of $594.05.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190781	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020. The borrower confirmed they are not affected by the Covid virus.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/28/2020. The dispute type is Verbal and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower was claiming late charges on the account but was assured that there were none.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. During a call on XX/XX/XXXX the borrower advised that the insurance was cancelled due to XXX. The commentary provided does not reflect that a claim was ever filed, provide the damage details, or reflect that repairs were ever started. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2018. Borrower inquiry as to what options are available to bring the account out of foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2021. The borrower called to make a payment for $447.36 and stated not impacted by COVID.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190811	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2020. The borrower made a XXX payment via the IVR phone system. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019. The Servicer spoke with the borrower and was advised of a recent hospital stay. The borrower requested the Servicer speak with the spouse. The Servicer advised the borrower the spouse was not an authorized party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is trustee final report. A modification was done as part of a bankruptcy dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752190777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021. The borrower called in to check on the status of the claim check. The agent advised that the claim check was received, endorsed and mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019. The borrower called to request a reinstatement quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX Natural Disaster Area declared on XX/XX/XXXX. No damages were noted.	04/30/2021	04/07/2021
752190774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2019. The borrower was unable to make the payment online and the agent took the payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020. On 2/21/2020, the borrower was advised of the unpaid balance amount due of $16,803.87.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2021. Outbound call to secondary borrower, borrower stated they are under the process for the assumption. Borrower stated we closed the assumption. Advised the case was closed because we have not received the documents within the allowed time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2020. The borrower called stated will contact insurance company to send renewed policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190770	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2021. Borrower made a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190771	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2020. Borrower called to request an insurance claim process on account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/10/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Payment dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2019. The borrower called to confirm that the payment made on 11/28/2019 was received. The agent confirmed receipt. The borrower also requested to have the online access unlocked.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2021. Borrower called to make a payment and declined forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2020. The last contact with the borrower they stated they had a new claim for XXX damage. The borrower was advised the check came in and will disburse funds when the repairs are made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190764	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Environmental Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. The borrower sent in a message on 04/29/2021 stating no long has a working bathroom in the and needs an update on the claim. The servicer responded with the documents needed to proceed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX borrower reported XXX damage claim. The unspecified claim funds received on XX/XX/XXXX and deposited, but the servicer is waiting for completed W9 from the contractor. $X.XX was released to the borrower and contractor on XX/XX/XXXX. The borrower noted on XX/XX/XXXX had to move out of the home because XXX has become unsafe. The XXX is falling through the floor of the raised home. On XX/XX/XXXX the borrower reported XXX and will contact the insurance company. No further status updates provided. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190763	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020. The borrower called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021. Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190769	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2021. The borrower called in to make a payment due to being unable to use the online system. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. The borrower called in reference to the taxes and was advised the taxes from paid 11/15/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752190758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190756	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2021. Borrower called in to inquire about the letter received regarding credit reporting.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/01/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve. Borrower called in wanting to make payment of 1,586.62. Told him that is for November He claims it should befordecember and he claims he sent dispute went over payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020. Contact with borrower who called to update loan information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019. Contact with borrower regarding payments due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2020. The borrower stated that they already made a payment earlier in the day. They were not affected by covid19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019. The most recent contact was a call in to confirm payment receipt.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. The last contact with the borrower they wanted to know why their payment went up and they were advised of the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. Servicer spoke with 3rd party to make a payment in the amount of $2,332.50.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020. Borrower stated she attempted to pay via bill pay but was unsure that the payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020. The borrower called in to verify a XXX payment and stated verification of reason for default noted as marital difficulties.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2021. The customer confirmed no covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190748	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019. Spoke with third party advised to send in documents stating that he is in charge of her estate and death certificate. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2021. The borrower discussed the escrow balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2019. 10/29/2019 - talked to borrower - verified account demographics - questions regarding taxes on property
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190733	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. 12/03/2020 - Borrower confirmed no covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. Borrower stated received monies from the state so she is going o make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190739	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2021. The borrower made a payment and confirmed that there is no Covid-19 impact at this time. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752190730	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019. The borrower called for assistance with logging into their online account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/04/2019. The dispute type is Written and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower disputed fees on the account and the issue was resolved on 01/15/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019. Borrower called in to inquire about late fees on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019. The servicer discussed insurance related issues with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752190729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2019. Inbound call from borrower to get assistance with online account, borrower was locked out
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. The borrower called to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020. Comment show contact with borrower who advised auto draft did not process, agent confirmed and took payment of the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2018. The Servicer spoke with the Authorized third paty who scheduled a future payment for 6/14/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to a natural disaster on XX/XX/XXXX. No damages were reported.	04/30/2021	04/07/2021
752190719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2020. The borrower called to make a payment and confirmed no Covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018. Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020. Called and spoke to borrower who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190711	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019. The borrower called to request a copy of the 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/01/2021. The customer made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019. The borrower called in to make a payment IAO $917.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190708	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2021. Borrower called to make payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/01/2018. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower disputed credit reporting. Servicer updated transaction history and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190712	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020. Associate spoke with borrower who stated payment would be made on the 15th and the 20th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. Relief was cited as being granted on XX/XX/XXXX. Motion for relief was contested as cited on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752190714	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. Borrower called in to make a payment through the automated system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752190715	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2020. The Servicer spoke with an U3P to advise she could not provide any account information. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX Natural Disaster Area declared on XX/XX/XXXX. No damages were noted.	04/30/2021	04/07/2021
752190707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to a natural disaster on XX/XX/XXXX. No damages were reported.	04/30/2021	04/07/2021
752190709	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2021. The servicer discussed loss drafts related issues with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower called on XX/XX/XXXX to report a new claim for damages caused by XXX on XX/XX/XXXX. The total replacement cost value was notated as $X.XX A check for $X.XX was received for the repairs. Notes on XX/XX/XXXX indicated the claim was approved for stamp and go procedures. The funds were endorsed and released to the borrower on XX/XX/XXXX. There was no reference to the status of the repairs. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020. Spoke with borrower, borrower had questions in regards to why payment has increased. Informed borrower it was due to an escrow analysis, borrower requested a copy of the escrow analysis
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020. 11/16/2020 - talked to borrower - they stated was out of work a few days and payroll was delayed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. On 12/03/2020, the borrower confirmed that she was not impacted by COVID-19, that she is retired, and that she pays every second of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2020. Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190697	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. Borrower called in to make a payment for the late charge and bad check fee. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Not impacted by CoVID-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021. The customer scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Commentary states the borrower called in to make a payment on the account. The borrower was unable to make the payment and provided with the XXX information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2019. Borrower called to ask if he could change his auto-draft from the 15th to the 17th and also asked for an escrow statement to be mailed to him.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX declaration: XXX - Incident Period: XX/XX/XXXX - XX/XX/XXXX with no damage reported.	04/30/2021	04/07/2021
752190690	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019. The borrower called and verbally authorized a third party family member to inquiring about a due date change. The servicer advised that the due date still reflects the 1st of the month and that the payment can be set to draft from the borrower's bank account. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. No filing or termination details evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190691	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2019. Spoke with borrower, borrower stated she received a letter about her taxes are delinquent. Advised borrower there was a payment made for taxes in 2018 and 2019
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/12/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Payment dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020. Advised borrower of next due payment. Borrower stated his online account shows funds in suspense from Feb 4th. Advised borrower of late fees and status of account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. Borrower contacted via IVR and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752190681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020. The borrower advised that the payment was sent by mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020. On 12/09/2020, the borrower confirmed that they had not experienced any COVID-19 impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190674	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2018. The borrower requested to have the 1098 form faxed. The copy received earlier was not eligible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2019. Borrower called to attempt to cancel a postdated payment they made, but agent advised it was too late to do so.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190686	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020. Borrower called in payment for $418.55 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752190668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2020. Spoke to borrower and she stated that the insurance called and told her they haven't received payment for the renewal. Advised the insurance was paid on 8/3/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020. The borrower was calling about the increase in the payment. The Servicer advised the borrower the increase was a result of the insurance premium increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX Natural Disaster Area declared on XX/XX/XXXX. No damages were noted.	04/30/2021	04/07/2021
752190666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190671	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019. Borrower called in to authorize a third party and inquire about insurance warning letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2020. On 01/08/2020, the borrower gave one-time permission to speak to her son. Agent advised both the borrower and her son that the insurance was force-placed and that they needed to send in a copy of the master insurance plan from the condo.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190665	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. Borrower called Servicer on 4/7/2021 to make a payment over the phone in the amount of $1,000.00.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/24/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Payment dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190645	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020. Borrower called in payment for $2,192.90 for 12/2020 and 1/2021 payment for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020. Borrower called to reinstate the loan, request the late fees to be removed and also provided a callback number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752190643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020. On 11/12/20 the borrower called to confirm if 10/15/20 payment has post and whether the loan is still set up for flex pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2019. the customer provided a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2019. The borrower stated they are mailing in a payment the next day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020. Borrower called to have autopay set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. The borrower confirmed they were not impacted by covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2020. The most recent contact was a call in to verify the status of the bi-weekly payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020. 12/21/2020 - Borrower confirmed no covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020. Spoke to borrower who schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190634	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019. The borrower advised the Servicer the interest for the 2018 taxes need to be paid and the insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. Unable to apply bankruptcy suspense
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190630	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2020. On 2/6/2020, borrower called to continue with the modification. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2019. Contact with borrower regarding online account access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020. Agent spoke borrower and went over terms of modification. They advised the next payment is due April 2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2020. The borrower called and made a partial payment on loan, said will call back if needed forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190626	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid

[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2021. The borrower declined forbearance assistance and made a payment in the amount of $1,013.04.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX, the borrower reported a new claim due to XXX damage on XX/XX/XXXX and receipt of a claim check for $X.XX. The claim was classified as stamp and go per notes dated XX/XX/XXXX. The claim check for $X.XX was endorsed and released on XX/XX/XXXX. The details of the damage and the status of the repairs were not provided. On XX/XX/XXXX, the borrower called with a new claim due to XXX. The borrower stated that she received a check in the amount of $X.XX. The date of loss is unknown. The borrower was advised to endorse check and forward it with the Adjuster's report. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX declared disaster area due to a XXX per notes dated XX/XX/XXXX.	04/30/2021	04/27/2021
752191555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020. On 12/31/20 Borrower stated another name is listed on title and deed informed to send copy to us and we can review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752190621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2020. Borrower called in to see why payments went up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. The customer confirmed there was no covid impact
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2020. Borrower scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. Borrower called in on 4/12/21 to see if the payment they made was received. Advised yes, it's a payment showing pending.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752190614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020. The borrower set up payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752190615	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2021. On 03/08/2021, the borrower called to confirm that they are not affected by COVID-19 and confirmed that payments were being made. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2020. 09/15/2020 -Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752190606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190612	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021. Authorized Third Party stated payment check was mailed. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. 01/15/2021 - Borrower confirmed no covid impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. Spoke with agent in regards to insurance update
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020. The servicer advised the borrower of the status of their loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2019. 10/11/2019 - Borrower called in to inquire about tax payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752190604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020. The borrower called to process a payment since he was having problems.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. The borrower called in to verify a XXX payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2019. The borrower called about making payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. 01/07/2021 Borrower made a payment of $1551.13.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752190591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2020. The borrower called in regarding payment increase. The borrower was advised that the increase was due to increase in taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2019. The borrower stated that a representative mentioned that the bank has a block and that's the reason why can't make a payment. The borrower stated spoken with the bank and was told that the servicer have a block for them not to draft on the account. The representative attempted to process payment, but got an error. The representative advised the borrower there is still a stop payment. The borrower stated will send payment via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193328	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2020. Borrower stated they made payment yesterday. Associate confirmed receipt and offered flex pay or automated payments options. Comment dated 03/19/2019 borrower stated they mailed payment on 02/25/2019 and placed a stop payment. Associate informed not received and could issue a credit for the bad check fee. On 11/06/2018 borrower requested a reinstatement quote. Borrower stated they were offered a deferment with prior servicer but never went through on 10/26/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193327	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2021. Inbound call from borrower on 2/22/2021 having issues making payment via Speedypay. Servicer advised to try again later. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. Payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/08/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020. 08/14/2020 - Borrower called in regarding lowering payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2021. The borrower called regarding payment to insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190569	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2018. Borrower promise to pay $1,500.00. Steps takes to resolve case. Advised due for the months of May and June. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752190725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2020. On 10/27/2020 Borrower called recovery fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Borrower called in to verify all contact information and make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190567	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. The borrower called to inquire about the monthly payment amount. The borrower confirmed the tax exempt document was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower called on XX/XX/XXXX to report damages caused by a XXX. The date of the incident was not provided. A check was received for $X.XX, and the funds were released on XX/XX/XXXX. The details of the damage and status of repairs were not provided. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 01/13/2021- The property was located in a XXX declared disaster area due to a XXX. XXX damage was reported and there is an active claim.	04/30/2021	04/29/2021
752193325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2018. An authorized third party called for a status update on the claim for the final draw.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020. The borrower stated that they use the grace period days to make the payment and flex pay options were discussed. The borrower stated that they have been impacted by covid as they lost their job but they are still able to make the payments. Assistance was declined at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2019. The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2020. The representative made an outbound call to the borrower to confirm correct mailing address due to the multiple returned mail items received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190541	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Comments show borrower was in Chapter XX bankruptcy which has since been discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190530	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2021. Authorized 3rd party called requesting loan be transferred to her name with a power of attorney. Agent advised loan can either be assumed in her name, or refinanced. No further details given. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2020. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018. The borrower called to make a payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021. Authorized third party called in for a copy of bind letter and wind policy to be emailed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2021. The borrower wanted the 2021 payment history emailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752190523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2020. Spoke to the borrower and they wanted to know the name on the insurance policy and then the call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2021. The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193537	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. A payment in the amount of $318.32 was made; not impacted by CoVID-19. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190518	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019. The customer called in to make a payment and stated there was a block on the checking account. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193324	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. Spoke with authorized 3rd party on 4/6/21 to make a payment. Authorized third paty declined to have attorney on call and declined forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX. Post petition payments are to be made directly to the Servicer by the Borrower.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752190505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2021. On 03/03/2021, the borrower contacted the servicer to advise of being affected by the XXX. The borrower inquired if the pipes in the house were covered by insurance as she is only receiving cold water. The servicer advised the borrower to contact the insurance department and provided the phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2018. The borrower was advised of the due date and total amount due. The borrower set up a promise to pay and stated will pay the late fee at another time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752190500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2020. Customer was contacted and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2018. Servicer contacted borr to advise was SPOC and, wanted to give contact information but borr didn't have anything to write with. Servicer advised would send something with it. Borr understood and agreed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2020. Borrower was contacted and stated will authorize wife and have her to call back and make payment. signed up to flex pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020. Incoming call from borrower, borrower called regarding -payment, rep advised will. notate account. Borrower will make payment on on Friday, reason for default eason is bill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752190492	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. Borrower called to confirm they received the hardship package. Advised they can disregard it if it is no longer needed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/17/2021. The dispute type is Verbal and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. 03/17/2021 The borrower called to dispute fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2020. The last contact with authorized third party they set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020. The borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020. The borrower called to request the fax number to forward proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752190473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2020. The borrower wanted to know if the prior servicer received the executed modification agreement submitted. The agent informed the borrower the agreement was received and completed on XX/XX/XXXX and reflects next due date of XX/XX/XXXX. Auto draft is set up in the amount of $1,124.83.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190477	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018. The borrower called in regarding account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower called on XX/XX/XXXX to advise there was a XXX and the property may have been damaged by XXX. Notes on XX/XX/XXXX indicated a check for $X.XX was received. The funds were released on XX/XX/XXXX. There was no reference regarding the status of the repairs. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190472	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752193319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019. Borrower stated sent in mod documents, advised not received yet
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2018. The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020. Last note showing contact with the borrower was on 5/29/2019 when they borrower made a payment on the loan by web speedpay and the borrower set up automated payments auto pay for the loan on 7/14/2019 and no further contact with the borrower. Borrower has not had any late pays over past 12 months and beyond
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020. Borrower called in on 4/17/2020 to pay late fee. Advised funds in suspense accounts. Moved funds to pay late fee and recon fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020. The borrower stated that they thought that they made a payment on 10/30 and made a promise to pay. They were not affected by covid19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019. The borrower called to discuss returning the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020. The borrower called in regards to claim..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190421	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2020. Spoke to the borrower and they stated they were impacted by the XXX but they can make payments on time. The customer set up a payment for 09/04/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2019. Borrower make a of 1001.98. Agent advised borrower of flexpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2019. On 09/19/2019, the borrower contacted the servicer to schedule a payment in the amount of $1,825.98, to cover the September and October 2019 installments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019. 09/03/2019 - borrower called processed payment in the amount of $617.15 - modification affected XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190305	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2019. The borrower called to advise mailed payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019. The borrower verified their information and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752190384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020. The servicer contacted the borrower and was advised of past due balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752190413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2018. The borrower stated that the reason for default was due to a curtailment of income and requested the reinstatement amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2020. The borrower called in and stated that they were not aware of the servicer's name change and discarded the monthly statement. The servicer provided the website to the borrower. The borrower declined the payment plan and stated they were not impacted by covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2020. The borrower called to obtain the status of the insurance claim check. The agent advised that the check in the amount of $X.XX had been sent out to the property address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752190585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2018. Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020. Borrower called in regarding insurance bill to see when it will paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190830	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. The borrower called to make a payment and requested a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The borrower requested a payoff on 1/5/21.	04/30/2021	04/07/2021
752190367	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2020. The borrower stated they were not impacted by covid. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019. Borr called in said would like to start making payment on account. Servicer informed borr of status of account. Borr request reinstatement to be email. Servicer gave borr the web address to download the hardship application, also gave email for loss mit doc.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752190360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2019. Borrower scheduled payment and associate provided 2018 end of year figures.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019. The borrower called in to discuss loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2020. The authorized third party called as made a payment and then received a call from the IVR stating past due so made another payment so requested a refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019. The borrower scheduled a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190348	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018. The borrower advised was working on the modification but per noted they were denied. The borrower stated never received the package in which the representative could see the 2nd package was never sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX the borrower stated had minor damage due to the XXX; details of the damages were not provided. No evidence a claim was filed. No further updates provided. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster Area due to a XXX noted on XX/XX/XXXX.	04/30/2021	04/07/2021
752190303	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2020. The servicer discussed the monthly statement and advised that the account is due for 07/01/2020. The servicer went over payment options and processed the borrower's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190342	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2021. The borrower made a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020. Commentary states the borrower called in to return call from servicer. The borrower advised two payments were made on the account. A representative submitted a request to have fund reapplied as a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190333	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019. The borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The borrower filed a Chapter XX bankruptcy that was converted to a Chapter XX. The
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. The borrower made a payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2021. The borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2020. On 06/22/2020 Borrower was called spoke to Authorized Third Party. Third Party stated will make payment on Wednesday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020. Borrower was going through a divorce and his money was tied up with court but eventually released.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020. The borrower called to confirm that the online payment was received. The agent advised that there are no pending payments and took a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193679	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2020. The successor of interest called in to find out what the assumption process is. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752193686	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2021. The borrower called to discuss a payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752193674	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2021. The authorized third party called for online assistance. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2019. The borrower was advised of the foreclosure and they tried to reach out to complete the reinstatement received on 9/13/19 as it was short. The borrower thought was on automatic draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2020. The borrower called due to a note on the door. servicer advised it will stop once the modification is completed and advised the modification agreement was sent yesterday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193663	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020. The borrower called in regarding a returned payment. The borrower was advised that maybe the account was unable to be located due to an account number error. The borrower was advised to contact their bank to provide an authorization letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2020. Authorized borrower called to see why payment increases and was advised of escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019. The borrower called in to make a payment in the amount of $1569.25.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Comments show borrower contact regarding loan status and payments, payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2019. Borrower contact 12/3/2019, servicer provided loan details. Borrower wanted to disable flex pay and set up new bi-weekly flex pay starting 12/27, servicer advised LC may or may not be assessed due ot the change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193316	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2018. 01/09/2018 - borrower requested reinstatement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2020. On 07/22/2020, the borrower called to make a payment, and the agent set her up on monthly auto-pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2018. Contact with the borrow has been when they make payments on the loan and last spoke to the borrower on 9/11/2018 and does not appears that any attempts are being made to contact and loan is performing. On 1/17/2019 Borrower asked to apply $500 extra monthly to the principal of the loan and was up to autopay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193298	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2018. The customer discussed reinstatement and a curtailment in income. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2019. The customer stated that they were sick and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2018. 10/23/2018 - Talked to borrower - verified account demographics - processed payment in the amount of $1881.12 - discussed repayment options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193291	3	[3] Title Issue -: Senior Liens [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2018. The borrower called in to confirm the foreclosure sale was postponed and to request confirmation via email. The servicer advised the borrower to contact bankruptcy attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. The commentary dated XX/XX/XXXX reflects a prior deed of trust dated XX/XX/XXXX in the original amount of $X.XX was recorded on XX/XX/XXXX. The recording of the lien release is pending due to the active bankruptcy case per notes dated XX/XX/XXXX.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752193286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020. Borrower called to get online unlocked.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752193285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2021. The borrower made a payment and confirmed no impact from Covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020. Borrower called regarding loan amount and states he will call back later.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is MFR filed. The proof of claim was filed XX/XX/XXXX. A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193274	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2021. The borrower called in to see if a payment made online had been received. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193277	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020. The borrower confirmed the first modificaiton trial payment due. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. Borrower called in on 4/28/21. Advised borrower about on self service options. Borrower didn't have anymore questions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2020. The co-borrower called to make sure payment processed and advised of not always being able to pay on the first.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020. The borrower called in regards to letters received in the mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2021. The borrower called in reference to the 1099 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2020. On 12/24/2020, the borrower called in about suspense funds and a fee of $11 on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2020. Borr called to state will be making a payment on 08/14/20, also declined to post date payment. Servicer offered website, IVR and mobile app. Borr advised of reason for default is family problems.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193299	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019. Customer called in regard to payment and why it shows he is past due. The servicer advised the borrower of the amount due. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752193246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. 3rd party authorized to inquire about payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2019. Spoke to borrower and he wanted to reinstate the account. Rep advised the borrower that a request would be put in and put to his email address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193249	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020. The borrower called to request removal of the escrow account and confirmed no impact from COVID-19. The servicer advised to submit the request via e-mail which was received 12/09/2020.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/09/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. On 08/09/2019, the borrower requested for a credit correction due to the loan transferring and borrower was unaware that auto pay was not being transferred at the time of service transfer due to being out of the country between 10/2018 and 12/2018. A written request was received 09/13/2019. It was determined on 10/01/2019 that October and November 2018 were not reported and at the time of transfer on10/01/2018, the account was due for 07/01/2018 and negative reporting will not be removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752193242	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2020. The borrower was advised of self service options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020. Spoke to Borrower and they were advised where to sign their modification documents. Borrower said that they will be sending the documents back 3/18/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193240	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020. Outbound contact was made with the authorized third party, who advised is working to evict the tenants and put the property up for sale. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193241	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2019. The Borrower stated they will send a payment later that day and inquired which address to send the payment to. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was dismissed on XX/XX/XXXX. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2018. The Servicer spoke with the borrower. The borrower accepted the preapproved offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX Natural Disaster Area declared on XX/XX/XXXX. No damages were noted.	04/30/2021	04/17/2021
752193225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021. The customer confirmed no covid impacted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2020. Spoke with borrower on 8/7/2020. Borrower wanted to know why she received a letter in the mail stated they will be charged a late fee. Advised that is only if the pay after the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193216	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Agent called an authorized third party who made the payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is active. Proof of Claim deadline is XX/XX/XXXX.
Hearing scheduled for XX/XX/XXXX.
Borrower states the property was not included in the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752193217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2020. The most recent contact was a call in to follow on the posting of an on line payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193222	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2021. Borrower called in with insurance inquiry. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. Borrower called in to acquire general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to XXX as cited on XX/XX/XXXX, with no property damage evident.	04/30/2021	04/29/2021
752193218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2018. Spoke with borrower, borrower states he made payment from his bank bill pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020. Borrower advised of slow work situation discussed a possible loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752193209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. The borrower called regarding a broken plan letter and was advised to disregard the letter as the loan is paid up until July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020. Borrower inquiry asking if the rebate check received with an expired date is valid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2020. Commentary states the borrower called in to request new escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752193198	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020. The borrower verified their information and scheduled a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021. Borrower called and made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2020. On 09/17/2020 Borrower was called in reference to past due payment and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020. The most recent contact was to confirm the status of the account and next payment due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. Payment scheduled online by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020. Outbound contact was made with the borrower, who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193193	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020. The borrower called to make a payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/09/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Credit bureau dispute responded/resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. Borrower called to make a payment on her loan, borrower made total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2020
752193641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2021. The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752193178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2019. The borrower called and requested to have the late fee waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193179	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2019. The authorized third party called to make a promise to pay. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX area for XXX (XXX) as of XX/XX/XXXX; no damages were reported.	04/30/2021	02/22/2021
752193177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2018. Outbound contact was made with the borrower, who declined to continue with the modification review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2020. The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2021. The borrower advised was ready to resume regular payments; borrower agreed to payment extension/deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193169	3	[3] Title Issue -: Vesting

[2] Legal Description Issue - Mortgage contained incorrect legal and actions are pending to complete a reformation action

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2020. On 6/26/2020 the personal representative of the estate requested a reinstatement payoff. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. Reformation to be added to foreclosure complaint. There was no evidence complaint was filed. The vesting was to be corrected by naming the correct defendant in the foreclosure action, however the action was dismissed when the loan was reinstated.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A foreclosure action was dismissed on XX/XX/XXXX when the account was reinstated.	04/30/2021	04/29/2021
752193159	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2020. Inbound call from Potential SII 10/8/2020 to make payment with check by phone. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020. On 12/11/2020 the borrower inquiry in regard to refinancing the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was in a disaster area for a XXX damage on XX/XX/XXXX. The insurance claim was closed on XX/XX/XXXX.	04/30/2021	04/28/2021
752193163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020. Inbound call from borrower in regards to payment, loan servicer open up a work order to set up monthly automated payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752193162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2021. Advised the borrower only 1 late fee can be waived every 12 months. Borrower wants to end the forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. On 1/29/21 Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752193144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2020. Borrower called in and requested post forbearance options. She advised she is unable to pay the past due amount and was not interested in repayment plan. She stated she would like to accept the covid19 payment deferral option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193149	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2021. The borrower reinstated the loan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/10/2020. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. A written credit reporting dispute was placed on 11/10/2020 and has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. The borrower called and stated will make payment by 01/05/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. inquired about the escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to XXX for XXX on XX/XX/XXXX and XXX on XX/XX/XXXX, with no property damage cited.	04/30/2021	04/30/2021
752193160	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. Borrower called in to discuss recurring payments on account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/21/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A credit dispute was received regarding late payments. The servicer updated the information and no further communication occurred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2018. Outbound contact was made with the borrower to discuss the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/22/2021
752193135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020. Outbound call to borrower 12/1/2020 to inquire about intentions for COVID options. Borrower confirmed hardship was resolved, but could not afford to re-pay missed payments nor being able to resolve delinquency with a payment plan. Borrower did advise she was ready to resume full contractual payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752193136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2019. The most recent contact was to discuss the modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193140	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2020. Borrower was contacted in which the borrower declines the forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020. Spoke with the borrower in regards to notary appointment for loan mod docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. The borrower called in stating was getting late notices. The payment made on 03/15/2021 was applied to principal and borrower stated wants the payment applied to the first half of the April payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020. Borrower set up recurring payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. Borrower made a payment in the amount of $2,118.46.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752193110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2021. Inbound call from borrower on 3/4/2021 to advise no longer needed Forbearance plan and wants to apply suspense funds to late charge fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. The borrower advised would take care of payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193125	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. On 1/29/2021, the borrower called to inquire about payments and said had received a statemeent reflecting being past due. The agent advised the statement was sent before the modification was completed and the next due was 3/1/2021. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752193115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021. The servicer contacted the borrower to collect the past due amount. The borrowers advised the servicer they will try to make the payment next week. The borrower declined the assistance offered by the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area XXX declared on XX/XX/XXXX. No damages were noted.	04/30/2021	04/09/2021
752193111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. The borrower inquired about having the mortgage insurance removed from the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020. Promise to pay on 12/01/2020 in the amount of $28,789.88.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193634	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. Borrower called in to confirm that payment of 695.46 made through pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/01/2021
752193085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2020. The borrower called in to go over options post forbearance the borrower declined extension to forbearance and opted for COVID deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019. Borrower received settlement check and called to see what to do with it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. Borrower called for general account information. Escrow concern.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. Called borrower to collect a payment. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752193630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020. A payment the amount of $1,103.33 was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752193069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2020. Outbound contact made with borrower who requested late charge waiver and promised payment of 2354.84 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193055	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. The customer made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020. borrower called in to check on status of forbearance plan. Borrower forgot they were on forbearance. Borrower unsure if they need to extend forbearance. Will call back before forbearance plan end.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2020. The borrower called and made a promise to make a payment online by 08/07/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2020. Customer wants to return to auto drafting on the 15th of the month, since the forbearance is over.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193052	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. On 01/29/21 the borrower called to make a payment of $1396.23.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/16/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The servicer reviewed loan account history and responded to credit reporting agencies.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/02/2021
752193056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2020. Borrower stated will make the payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193629	2	[2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/06/2021
752193043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. 08/31/2020 - borrower called wanting late fees from 2013 waitved - tried to transfer to customer service
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2020. Servicer spoke with Borrower on 8/21/2020 and advised of post forbearance options, including repayment plan and deferral. Borrower agreed to a deferral and the deferral was approved and processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. Borrower called in set account up on automated payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. Outbound contact was made with the borrower, who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752193057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020. Deferral elected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX noted on XX/XX/XXXX. No damage was reported.	04/30/2021	04/09/2021
752193051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2021. On 04/02/21 the borrower to schedule a payment of $1700.83.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193038	3	[3] Title Issue -: Other	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2020. The borrower called to discuss post-forbearance options and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. Unspecified title issue. A curative count was added to the foreclosure complaint. The foreclosure was dismissed when the loan reinstated without evidence that curative continued or was obtained.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193628	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021. The borrower called to follow up on the request to have the credit report corrected.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/11/2021. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower was disputing late payment dates on the credit report. Servicer updated transaction history and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/23/2021
752193027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2021. The borrower advised cannot commit to pay and accepted the forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. Company closed and lost employments since 02/10/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. It is stated as reaffirmed, however, there was no evidence of reaffirmation and information pointing towards not having the Mortgage included in the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020. ATP called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Borrower called to check the status of escrow refund check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020. Inbound call from borrower on 10/9/2020 to discuss account status and borrower made PTP online 10/9/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2021. The borrower called in to review account and to find out why loan showing due for a payment. The representative advised December payment did not go through. The borrower made a payment. The representative confirmed borrower set up on automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. The authorized third party called to discuss the lender-placed insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193008	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX the borrower advised a claim was filed for XXX damage and waiting to see if the claim will cover the damages. XXX broke and damaged XXX. No claim information was provided. No further updates after XX/XX/XXXX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192997	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2019. The borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2021. The borrower called to check on the status of the deferral. The agent advised that it has already been approved and are waiting for a system update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192994	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. On 4/14/2021 the borrower returned the servicer's call and accepted a promise to pay $1929.20 online by 4/16/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193028	3	[3] Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date [3] Title Issue -: Legal Description	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2021. Borrower updated contact information. Payment made over the phone with rep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. Legal description on mortgage is incorrect. Reformation count was added to title and issue was to be resolved at judgment. File was reinstated and closed before judgment was entered and issue was not resolved. title issue resolved, with a quiet title
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193011	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020. The borrower called in regards to final modification document and payment address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Borrower called in and made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192985	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided. The current foreclosure is on hold and the hold reason is bankruptcy filing. The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. Active Chapter XX Bankruptcy filed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2020. On 08/24/2020 Borrower requested to cancel Covid-19 Forbearance Plan and is not interested in Loss Mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192995	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2018. The borrower called in to make a payment and add suspense amount of 472.15 which totaled to one full payment. Borrower made payment by check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192968	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2021. Borrower called to advise BK has been discharged and inquire about following steps. Servicer confirmed BK status has already been updated. Borrower also inquired about insurance which would pay off loan in event of borrower death. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192969	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020. Borrower was contacted in which the borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192979	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2020. Borrower called to opt out of forbearance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/19/2020. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower called to dispute late payments on account. Dispute resolved same date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. The borrower called to bring loan current and to request removal from COVID forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. On 04/07/2021, the borrower contacted the servicer to schedule a payment in the amount of $787.30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020. The authorized third party called to update the mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192962	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. The borrower called to make a payment in the amount of $3306.56.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/24/2020. The dispute type is Written and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Account history dispute. Account to be updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2020. Borrower called for September payment. Set customer up for recurring payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192977	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2021. The borrower called for the year end statement. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192965	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2020. Authorized third party called to review loss mitigation decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2020. On 07/08/20 the borrower called to discuss post forbearance options. The servicer advised can defer missed payments during the forbearance plan to end of loan. The borrower accepted. The servicer advised will receive letter in the mail once deferment has been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192952	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019. Inbound call from the authorized third party on 07/17/2019 to advise they are represented by Attorney and provided the Attorney contact information. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192936	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2021. The borrower verified their information and promised to pay $1,897.08. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2020. Borrower inquiry into a possible forbearance plan. Stated will speak with spouse call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192926	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. The borrower made a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2021. Borrower scheduled a payment in the amount of $1,061.13.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192930	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192925	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020. The borrower called to make a payment on loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020. The most recent contact was a call out to collect a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020. Payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020. The borrower advised that they were not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192916	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. The borrower authorized a payment in the amount of $2717.77.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192918	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. The borrower called to confirm credit dispute was under review.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/22/2021. The dispute type is Written and the reason is Credit Reporting. The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer. The customer confirmed the credit dispute was received and under review. The borrower was informed to follow up within a week for review completion.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192928	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020. The borrower called in regards to reinstatement quote on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2019. The borrowers called concerned about payment not clearing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192917	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020. On 3/26/2020, the borrower called in for a status update and was advised that the sale was set for 6/22/220 but that the reinstatement funds were received and processing. The reason for default was noted as curtailment of income and excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192900	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2019. Borr called in regarding final documents. Borr advised needs to meet up with the mobile notary to get final documents. Servicer provided number to contact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/01/2021. A payment in the amount of $1,013.61 was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019. Contact with borrower regarding insurance policy, agent provided fax to send policy info.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/11/2021
752192908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192903	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020. On 11/12/2020, the borrower was advised that their account is now complete for the partial claims and the borrower advised that they were already set up on auto withdrawal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX Special forbearance initial claim funds postied from XXX on XX/XX/XXXX.	04/30/2021	04/16/2021
752192894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020. Spoke with borrower on 9/14/20 about general status of loan. Advised the final mod was approved and sent to them XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752192882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. Borrower accepted deferral on account to bring current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192904	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020. Borrower called to verify payment details and made a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752192889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/04/2018. borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/08/2021
752192876	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2020. Borrower called in to make a payment for $2661.57 and to set up auto pay every 2 weeks. Borrower requested the forbearance to be removed and servicer added the payment deferral to bring the account current. Servicer advised borrower will receive a letter soon with the deferral details.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/15/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Credit reporting dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020. The borrower called to advise the hardship was resolved, and requested a deferral and auto-pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192881	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. The borrower called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Notes reflected XXX damages. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster are affected by XXX per notes dated XX/XX/XXXX. No disaster damage was reported.	04/30/2021	04/26/2021
752192907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2020. Executive inquiry received and resolved regarding the account status and payment in the amount of $3,394.78 received on 04/28/2020 and a payment in the amount of $13,708.83 received on 10/019/2020 applied to 01/01/2020-09/01/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2020. Spoke to authorized third party to verify payment details. Third party also made a payment in the amount of $11,409.46.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2020. Borrower called in payment for $8,062.11 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2021. The borrower called with concerns over receiving collection calls and collection letters while the loan was under a protection plan. The service
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752192883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192871	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2020. Outbound contact was made with the borrower, who made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/10/2021. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower submitted a written credit dispute on 5/26/20. The servicer reviewed the history and responded to the borrower in writing. The commentary provided reflects no further escalation from the borrower for this issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020. Borrower inquired on general information on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2021. Called borrower and borrower promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2020. Borrower called in to confirm they are able to resume making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. The borrower called to discuss the funds in suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2021. Borrower called and promised to make a payment for $2,000.00 on 02/26/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192854	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. Outbound contact was made with the borrower, who made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/11/2020. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower called in and reported a payment dispute concerning the escrow. Borrower was unaware that the escrow had changed. Executive inquiry resolved and provided customer a payment history. Advised that payment can change annually due to the escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. The borrowers called for the amount they needed to pay. The Servicer advised the borrower the amount needed was $99.09 and once paid the modification documents will be mailed. The borrowers advised they will make the payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area XXX as declared on XX/XX/XXXX. No damages were noted	04/30/2021	04/09/2021
752192861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021. Borrower called to resume payments. He chose to do the covid19 payment deferral. Rep explained the terms and conditions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192848	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2020. The most recent contact was a call in to make a payment of $2307.80.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2019. Outbound call to borrower to discuss final mod docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2020. The most recent contact with the borrower was a call out to follow up with the modification documents
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752192860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2020. Borrower called in calls regarding automated payments being set.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192864	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. Borrower called regarding refinance inquiry. Borrower made a promise to pay online on 1/16/21.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/04/2020. The dispute type is Verbal and the reason is payment application dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752192849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2020. The Borrower indicated they had previously looked into modification options but was denied, and stated will pay double payments until caught up, and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. payment processed by borrower via online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. Inbound call from borrower on 4/26/2021 to inquire about insurance policy. Servicer explained how to shop around for new insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020. The borrower called to make a payment. The borrower has paid up to date $8213.84.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192842	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2020. The authorized third party called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192834	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. Executor contacted to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020. The borrower called to discuss options and declined loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192836	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020. The borrower called to go over home retention options and opted for COVID deferral
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2020. Outbound call to borrower to collect on past-due loan. Borrower said the reason for delinquency was excessive obligations. Borrower promised to pay $500.00 by mail on 1/1/2021. Customer stated she had spoken to someone about making a payment when she got paid on 01/01/2021. Rep went ahead and submitted a promise to pay note.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192823	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2021. The borrower called in to make payment for month of January. The servicer advised it would be processed on Monday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. Borrower called regarding corrected tax bill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Authorized third party called for case holder and advised unavailable and message will be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021. Curtailment of income due to Coronavirus impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752192822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2021. The borrower accepted the covid deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. 01/07/2021 - The borrower called in regarding documentation and stated has not received final modification documents yet or been contacted by notary. The agent informed the borrower the modification is in process and the borrower was wanted to know about the past due payments. The agent advised payments are due for three months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/01/2021
752192820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Borrower called in to make a payment through the automated system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2019. Spoke to the borrower they promise to pay by phone on 12/30/2010.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2020. Borrower advised of curtailed income and forbearance placed on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752192813	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Inbound call from borrower to verify payment details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192796	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2021. Inbound call from borrower on 4/20/2021 to make promise to pay on 4/22/2021 IAO $4,109.05.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/25/2020. The dispute type is Written and the reason is Insurance. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The servicer caused a lapse in the borrowers insurance and resulted in a premium increase. The servicer paid the borrower $1,538.00 to remediate the issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752192801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. Authorized third party was contacted regarding payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192804	3	[3] Title Issue -: Legal Description	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2020. Borrower requested deferral and curtailment of income was cited as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. Notes of XX/XX/XXXX indicated property needed to be deed into applicant name and legal description corrected. No indication of cleared title. No resolution indicated.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020. The borrower called about partial claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/18/2021
752192800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2020. Borrower called on 6/4/2020 and set up a payment over the phone in the amount of $1,087.58.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2021. The borrower opted out of forbearance assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2019. The servicer made an outbound call to collect on a past due loan. The borrower cannot commit to pay and is not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752192789	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2021. 04/08/2021 - Borrower called in with promise to pay.
12/03/2020 -Borrower called Servicer to confirm what the payment made was going to be applied to. Servicer advised it would be applied to the October and November payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The only mention of bankruptcy is during inbound/outbound calls.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/04/2021
752192795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2021. The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192786	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2020. Customer, as assumer of the loan, called to discuss post forbearance payments, Customer requested refund of a double payments, but was advised to wait until the deferment is completed so the account is in current status and then the payment can be refunded. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in a XXX Disaster area due to XXX as noted on XX/XX/XXXX and XXX as noted on XX/XX/XXXX. No evidence of damage(s) reported.	04/30/2021	04/09/2021
752192792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2020. Spoke to Authorized third paty and borrower could not commit to pay. Advised payments were deferred and that the information would be updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2020. The borrower called in to go over loan status now that loan was modified and to state that has yet to receive copy of modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192782	3	[3] Title Issue -: Legal Description	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2020. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. Notes of XX/XX/XXXX indicated incorrect legal description. Notes of XX/XX/XXXX indicated quiet title count to be added to complaint to address legal description. Foreclosure was dismissed prior to resolution.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2020. On 11/10/20, the servicer called the borrower regarding payment. The borrower had questions about a court notice. The servicer to disregard notice no longer applicable loan modification completed. The borrower scheduled November payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752192781	3	[3] Title Issue -: Other	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2020. Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. XXX $X.XX and XXX $X.XX and XXX.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2020. The borrower discussed resuming payments after the pandemic forbearance. The borrower agreed to the deferral at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary on XX/XX/XXXX indicates that customer may have been impacted by Disaster XXX. No property damage noted.	04/30/2021	04/09/2021
752192793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2020. On 10/22/2020, the servicer contacted the borrower to collect on the past due amount. The borrower advised that the reason for default is a result of excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752192757	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2021. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2021. Borrower called in and promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020. Spoke to borrower regarding past due amount and borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/03/2021
752192766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020. The borrower called in to make a payment of $443.65, servicer also advised borrower that forbearance ended on 09/30/2020. Borrower thought she was already in deferral, servicer advised not in deferral at the moment and went over deferral option and and borrower wanted to move forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192761	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019. Spoke to the borrower and discussed the trial payments and they were scheduled and explained the final modification options at the end. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2021. Outbound call to borrower on 3/8/2021 to collect payment. Borrower made promise to pay on 3/15/2021 IAO $3,771.80.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192764	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2021. On 01/18/2021 Authorized Third Party called made a payment and inquired about escrows. Third Party was provided with escrow information. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752192751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2020. Borrower stated trial payment had been made and borrower was advised that trust agreement had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2018. The Servicer confirmed receipt of the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Inbound call from borrower on 1/15/2021 to accept COVID deferral. Servicer advised offer expired 14 days after which was 11/25/2020 but would resubmit the request for review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Comments on XX/XX/XXXX and XX/XX/XXXX indicated call activity was coded with bankruptcy and indicate the borrower received a discharge. No case details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2021. On 3/29/2021 the borrower called to inquire about the insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. XX/XX/XXXX Commentary states Bankruptcy was discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX Commentary states Claim was closed in reference to property damages.	04/30/2021	05/01/2021
752192752	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Borrower request for a payoff quote but cannot complete on civ or web' additional notes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. The borrower made a payment and cited excessive obligations as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2020. The servicer discussed the billing statement and loan modification with the borrower. The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752192747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2018. Borrower requested to cancel the plan and continue with the removal as they can maintain their payments and scheduled a payment. On 06/08/2018 borrower stated they are trying to gather funds for the past due amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752192737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2021. Borrower up to date of payments and does not need further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192741	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. Borrower inquired on status of the account. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021. The borrower made a payment via wire or automated payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752192765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2021. The borrower wanted the status of the loan, advised will go to the branch to make a payment to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is release from stay granted. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. Inbound call from borrower on 4/14/2021 to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2021. The borrower called and promised to pay. Past due payment delay due to weather.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. Borrower called in to inquire about assistance following the forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. commentary dated 12/02/0020 reflects a discharged bankruptcy. No further details provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2020. Borrower called Servicer on 9/15/2020 to advise that they had executed all the documents for the loan modification with the notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752192733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2018. On 10/14/2018, the borrower scheduled a payment in the amount of $585.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2021. On 01/09/2021 Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is fair. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2021. Servicer called Borrower on 1/27/2021 to collect on loan. Borrower made a promise to pay in the amount of $919.42 which was posted 1/29/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192727	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/02/2020. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower was disputing payment. The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2020. Borrower called in and stated forbearance is coming to an end, don't need an extension and has been paying while on the forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019. Spoke to borrower regarding mod offer. Advised that once the first payment is made the plan will be active.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/15/2021
752192740	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2020. On 11/07/2020 Borrower stated he was returning a call from XXXX XXXXX...transferred borrower Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2019. Borrower need assistance with the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192730	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2020. The borrower was contacted regarding the final modification documents. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752192711	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2020. On 08/06/2020, the borrower advised had returned to work but needed help resolving the unpaid payments. The agent offered a deferral, and the borrower accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2021. The borrower stated they could not commit to pay due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/06/2021
752192722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. The borrower requested a payment be reversed and reapplied as 04/2021 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Loss draft claim for date of loss of XX/XX/XXXX due to XXX was classified as non monitored on XX/XX/XXXX with branch endorsing check on XX/XX/XXXX.	04/30/2021	04/28/2021
752192723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021. Inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020. Spoke to the borrower and confirmed modification was completed as per requested. The borrower set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/25/2021
752192748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. On 11/02/2020 the borrower called requesting funds sitting in suspense be applied to bring loan account current. On 10/29/2020 the borrower rejected the modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752192714	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2020. Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752192710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2021. Borrower called in to return missed call regarding the expiring forbearance. Borrower completed a loss mitigation interreview to be reviewed for loss mitigation options following the forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Prior bankruptcy was Chapter XX case XXX and was dismissed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2021. Borrower stated that the statement showed past due amount and was advised that the new statement would show updated status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Discharged bankruptcy noted, without further detail.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752192712	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2021. Servicer spoke with Borrower on 3/10/2021 and Borrower made a promise to pay in the amount of $663.36.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018. Spoke to the borrower and they wanted to schedule a payment for 04/05/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752192704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2021. On 01/22/21 the borrower called to request a new escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192697	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019. Borrower advised generated payoff quote as requested and assured the borrower the letter they received was just asking if they will need assistance after Covid forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752192705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. Borrower called regarding insurance refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2020. Borrower promise to pay on 09/11/2020 the amount of $486.28.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. On 12/03/2020 Borrower called to make a payment and will go online to set up automatic withdrawal on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX Commentary states XXX Disaster.	04/30/2021	04/09/2021
752192693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192691	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020. The borrower called in regarding late notice received in the mail the borrower was upset due to the fact that the borrower called to inform payment would be late,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019. The borrower called to inquire about the negative escrow balance and wanted to pay the shortage. Servicer advised that the account will be balanced out through the payments and that it was not accumulating any interest or fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192683	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2020. The borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/17/2019. The dispute type is Written and the reason is Flood Insurance Coverage. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The dispute was resolved on 04/02/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. Last contact with the borrower was when they made a payment by one time draft from checking. The borrower had made 2 earlier payments in April and loan is current

The borrower called to check escrow status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2020. The most recent contact was a call in to opt out of the forbearance and pay the balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Note that non-monitored insurance claim was paid/closed as of XX/XX/XXXX.	04/30/2021	04/09/2021
752192682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021. Payment processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752192689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2020. Borrower called to get reinstatement quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. Borrower inquired as to why the April payment was not included in the deferment and was informed when the July payment posted it would have covered the April and July would be deferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2020. The Servicer spoke with the borrowers regarding the resolution about their concerns of the previous HPS agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2020. The borrower called to set up auto payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2021. The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192694	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2021. The borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020. Outbound contact made with borrower who indicated they would make payment of 2059.31 online on 12/16/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2021. Borrower called in inquiring about forbearance and wanting more information in regards to loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752192665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2021. The borrower called to find out how late fee was added to account. Did not have time to review and would call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752192672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192662	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2021. Successor in interest called to request interest paid in 2020 year, servicer advised no 1099 for 2020, servicer asked if on a forbearance borrower stated yes but continued to make payments. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020. Borrower called Servicer on 4/13/2020 to cancel the automatic payments as the Borrower was placed on a pandemic forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020. Borrower called Servicer on 5/18/2020 with questions about payments and Servicer opened a work order.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary on XX/XX/XXXX indicates that customer may have been impacted by Disaster XXX. No property damage noted. Commentary on XX/XX/XXXX indicates that customer may have been impacted by Disaster XXX. No property damages noted.	04/30/2021	04/15/2021
752192668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2020. Borrower asked why payment increased after escrow shortage was paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2020. Outbound call to borrower to advise that the forbearance was removed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020. Borrower contact made and borrower appeared to believe they were on forbearance plan. No active plan found and borrower disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192663	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2021. Borrower called regarding escrow refund.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/06/2019. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower was requesting that the account be reported to the credit bureaus because it was suppressed due to the 2015 bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2021. Borrower made a payment in the amount of $1,929.82.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. 3rd party authorized called to verify account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192645	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020. The borrower called to make a payment with the representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752192641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Payments continue to be posting on the following month and was provided the amount needed to have the amount brought current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/02/2021
752192646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020. Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752192640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020. Borrower was contacted by servicer and she promised to make a $2215.00 payment via online web portal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Bankruptcy is discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192638	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2020. Borrower called about account status.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/16/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Credit dispute received and resolved on 11/16/2020. Deferral was processed on 12/02/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notes of XX/XX/XXXX and XX/XX/XXXX indicated XXX disaster declared due to XXX. No damage reported to property.	04/30/2021	04/09/2021
752192642	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. An outbound call to borrower was made to follow up with borrower regarding the taxes being set to high. The servicer reached out to the tax department and they where able to correct and update. The servicer called the borrower back and advised or correction made and emailed transaction history along with the escrow analysis.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/18/2020. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower disagrees with having to make partial payment for September, he states it should be deferred as well. Servicer explained why payment would need to be made but borrower disagrees and wants a manager. The borrower now understands after speaking with a manager and states he will make a payment for September. Borrower was then advised that he was not on deferral and upset because his account is messed up. Office of th president response noted that borrower has been approved for deferral to be completed XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018. On 3/1/2018, the borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020. Borrower called on 10/2/2020 and wanted to verify that they were no longer on the forbearance plan. Servicer advised that they had completed the deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2021. Authorized third party called to ask about deferment payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192634	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2020. Borrower called to decline forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192632	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2021. Borrower was contacted regarding credit reporting and the borrower inquired about late payments reported.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/17/2021. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower disputed credit reporting on 03/17/2021. During the previous dispute of credit reporting on 03/16/2021, the borrower threaten litigation. Notation on 03/23/2021 states the dispute was resolved and credit reporting was no longer being disputed. There is still recent notation 04/09/2021 in which the borrower is questioning the credit reporting but the borrower has not expressed another formal dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192626	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2020. On 10/20/2020, the borrower scheduled a payment in the amount of $7,109.34.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2021. On 02/11/2021, the borrower contacted the servicer to inquire about the prior request to have deferred payment moved back in December, and stated it was done incorrectly. The servicer went over the account with the borrower and now understands the payments are moved and her first payment due date is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020. On 06/15/2020 Borrower called to request options available for assistance and requested Deferral option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2021. The borrower called to make a payment to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2021. Borrower promised to make payment on 02/05 via branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192620	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. Borrower called to check on payment details. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192611	2	[2] Payoff has been requested within the last 60 days [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2020. 11/18/2020 - The borrower called in an information provided.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/08/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower wanted to know why the months of June and July were reported late to the credit bureau when the payments were made on time. Dispute resolved on 10/08/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary on 4/30/2021 indicates third party payoff requested.	04/30/2021	04/30/2021
752192612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2020. The borrower called to inquire about status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752192610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2020. The borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2019. On 10/21/2019 Borrower sent an email with a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192622	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2020. Spoke with borrower regarding payoff figures
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Customer states repairs are completed. Per drive by inspection results completed XX/XX/XXXX, work 92% completed. Unable to verify XXX. The damage repair amount is estimated at $X.XX. Property repair is complete. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2021. Inbound call from borrower 3/10/2021 to inquire about status of payment deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2019. Borrower called regarding notification of a change in insurance carriers. Servicer provided the insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary on XX/XX/XXXX indicates that Borrower may have been impacted by Disaster XXX. No property damage is noted.	04/30/2021	04/15/2021
752192602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2020. The Servicer confirmed receipt of the reinstatement payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. The proof of claim was filed XX/XX/XXXX. A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX Natural Disaster Area declared on XX/XX/XXXX. No damages were noted.	04/30/2021	03/30/2021
752192605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2020. 10/30/2020 - borrower called stating not looking to accept the modification off as they do not want their loan maturity date to be extended - borrower is planning to pay the full balance and end the forbearance - advised that the forbearance will expire on XX/XX/XXXX and they will no longer have foreclosure protection - credit reporting will resume and late fees if they do not choose to extend
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752192600	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. The borrower was contacted for payment Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/05/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower dispute is received 11/05/2020 in which the borrower disputes the credit reporting. The servicer reviews the account history and updates the credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2020. Borrower gave verbal authorization to speak with spouse. 3rd party was advised of amount due and scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/01/2021
752192601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021. Borrower inquiry in regards to letter from XXXX XXXXX regarding past due amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. The borrower called in to make a payment IAO $ 2,104.97.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2021. A payment in the amount of $695.82 was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192590	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2021. Outbound contact was made with the borrower, who requested a deferral.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/19/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrowers payment was made late due to a bank error and requested a waiver of the late fee which the servicer granted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192585	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2020. Borrower stated ready to come out of forbearance and start making monthly payments Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2021. The servicer called and spoke with borrower regarding payment. Borrower stated is going through a divorce and wife did not make the payments. Borrower stated went online and made the January payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020. Borrower called in to inquire about removing negative credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020. The last contact with the borrower they verbally called to cancel their scheduled payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2020. Borrower request to have funds applied from suspense to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752192592	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2021. Authorized third party called in to inquire about the insurance policy premium payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2018. Borrower called in to make a payment, states that she has excessive obligations and that she'd make payments over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/18/2021
752192576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021. Borrower called Servicer on 1/13/2021 and advised that they no longer needed the forbearance and are able to make the payments. Servicer cancelled the forbearance on XX/XX/XXXX. Borrower had a trial plan approved XX/XXXX and was making trial plan payments prior to the forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The only mention of bankruptcy is during outbound/inbound calls and letters sent by the Servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2020. Outbound call to borrower to collect on past due loan. Promised to pay $1250.09 with check by phone on 12/29/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/01/2021
752192573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. The borrower called with questions regarding the payments after opting out of the covid relief options and wanted to setup automatic withdrawals.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Notes indicate discharge Chapter XX, no discharge date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX - Property is located in a XXX declared disaster area.	04/30/2021	04/30/2021
752192578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021. On 01/20/2021 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752192577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2020. The borrower called and requested a deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192574	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020. Successor called to see if assumption would be better option than refinance. Went over interest rates with borrower and advised refinance might be best option due to interest rates. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019. Discussed liquidation options with authorized third party who stated they did not want to lose their home and would try reinstated today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. Borrower made a payment iao $2267.22 online 4/15/21
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2020. The borrower called regarding billing statement. The borrower was advised that the account showed current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2020. Outbound contact was made with the borrower to discuss a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020. Borrower advised they are paid the 3rd Wednesday of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2019. On 02/06/2019 Borrower called to verify Homeowners Insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752192554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2018. Borrower called to make payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area affected by a XXX per notes dated XX/XX/XXXX. No damage was noted.	04/30/2021	05/01/2021
752192555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2021. The borrower called in and advised is ready to resume making payments stating has been making payments while was in forbearance so no additional assistance or deferral is needed. Comment dated 04/07/2021 reflects that the removal team reviewed and the forbearance plan was deleted as the borrower opted out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Unable to verify if POC was filed as case was discharged prior to beginning of comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. The borrower called in to be set up on recurring payments beginning 05/01/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2021. The borrower called to advise ready to resume making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided. The current foreclosure is on hold and the hold reason is moratorium. The next projected foreclosure step is sale. Loan is in pre-foreclosure and is on hold due to covid19 moratorium.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752192547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2021. Borrower advised was able to make payments and accepted the deferral offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752192546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2021. The borrower was contacted regarding payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192537	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2021. The servicer called and spoke with borrower regarding payment. Borrower made a promise to pay $4000.00 at bank branch on 02/13/2021. Borrower also expressed concern with credit impact and the agent advised borrower of ways to avoid negative credit reporting. Borrower stated should be able to pay ahead moving forward.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/30/2021. The dispute type is Written and the reason is Payment Dispute. The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower disputing credit reporting of current and past due balance reported. The servicer reviewed account and determined that the information is accurate as of date reported.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects that the property is located in a disaster area due to XXX. No damage reported.	04/30/2021	04/30/2021
752192526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2018. Borrower called to schedule payment for just interest and escrow and was informed unable to accept.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to XXX as cited on XX/XX/XXXX with no property damage cited.	04/30/2021	04/19/2021
752192523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2021. The borrower called to make a general account inquiry and scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. The borrower called in and can not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2020. The borrower called in to discuss a forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020. Borrower called regarding the general status of the loan and opted out of the forbearance plan, reset their automatic payments and scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2021. Borrower called Servicer on 4/2/2021 to discuss the escrow account and insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752192516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2021. Authorized third party was contacted in which the third party advises of a payment to be made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192532	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021. The servicer called an spoke with the borrower regarding payment. and borrower made a promise to pay $1014.82 on 01/14/2021 at the bank branch.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/23/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower disputing credit reporting stating covid plan impacted credit and wants it removed. The servicer reviewed account and determined no servicing errors occurred and the forbearance coding has no XXX impact. The loan was not reported as late or past due from April 2020 - September 2020 and was reported as deferred and no credit bureau report error. Per management request, removed payment plan from credit bureau reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2020. Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752192509	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. Spoke to AP3 on 4/28/21 when they were reached by phone and a payment was scheduled on the loan for 4/29/21 and loan is current at close of review

Spoke with borrower whom stated will go online to process payment due for January
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A loss draft claim was filed, due to XXX damage, on XX/XX/XXXX; as of XX/XX/XXXX, all repairs were completed and the claim was listed as non-monitored.	04/30/2021	04/29/2021
752192510	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2020. the customer called to request assistance, and a deferral and other options - deferral approved
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020. Borrower sent an email requesting that three late charges be removed from the loan the servicer responded that prior late charges were waived but that the promissory note allows for late charges the loan was not under a forbearance to waive late changes and they will not be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2019. Inbound call from borrower inquiring about payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752192508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. Borr called for a general status update. Also made a promised to pay $3055.00 online on 10/10/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020. On 7/10/2020, borrower called, future DTD, pay by phone and promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XX/XX/XXXX.	04/30/2021	04/09/2021
752192488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2018. Borrower called in 11/10/2018 and payment was schedule on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2020. Borrower called in to confirm forbearance deferment was still in place.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020. Requested a payoff to refinance with another lender.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX noted XX/XX/XXXX No damage was reported.	04/30/2021	02/26/2021
752192491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. On 04/29/2021, the borrower contacted the servicer to schedule a payment in the amount of #38.55.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. The borrower called in to discuss the available options to have their spouse removed from the loan due to a final divorce. The agent went over an assumption and refinance option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020. Servicer spoke with borr about the loan and options that to repay the loan and making a payment. Borr has confirmed address and confirmed is ready to resume making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Borrower inquired on loan status. Advised the borrower that the permanent modification completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2020. The borrower confirmed the claim check was sent out in the mail for the XXX damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: An insurance claim was made for XXX damages dated XX/XX/XXXX. A check in the amount of $X.XX was issued on XX/XX/XXXX. The claim was non monitored.	04/30/2021	04/27/2021
752192481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020. The Borrower called in to inquire why the XX/XXXX payment was deferred when it was requested in XX/XXXX. The Borrower was advised that due to the amount of time that it takes to process, that the XX/XXXX payment was deferred. The Borrower also inquired about their credit score, and was advised that the report will be reported as forbearance as long as the plan is active.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2018. Spoke to third party regarding final mod documents and status of loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192472	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2020. Servicer contacted borr to follow up on disaster impact. Borr advised about account paid current and opted out from receiving emails. On 8/6/2018 customer was unemployed and is now getting back to work. i
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752192522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2018. The borrower called in to make a payment IAO $927.31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/05/2021
752192469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. Office of the president outbound call to borrower regarding payment assistance status and concerns with increasing balance. Servicer provided borrower with payment history. No further information on the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/31/2021
752192476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2020. Collection call to customer to collect past due payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. Borr called to say they are ready to resume making payments in November and want all missed payments moved to the end of the loan. Servicer provided information and answered all questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192465	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Called borrower to collect past due amount. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/17/2018. The dispute type is Written and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Fee dispute was noted on 10/17/2018. Dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020. Borrower called in regarding escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2020. The borrower called in to decline forbearance extension and to request a deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020. Requested a 3 month extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/16/2021
752192487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Inbound call from borrower to make a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2020. On 08/25/2020 Customer call to understand why he received a statement asking for due May-July payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020. Borrower called regarding deferral. Advised that the loan was finalized to begin payments in XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2020. Borrower called in on 7/30/20. Discussed workout option. Borrower opted for covid-19 deferment. Advised they will received confirmation letter in mail. Borrower declined forbearance extension. Loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192447	3	[3] Title Issue -: Liens not Perfected	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021. The borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. On XX/XX/XXXX The title issue identified a XXX Tax lien with no details provided. Also noted no clearing necessary.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019. On 08/09/2019 borrower provided verbal authorization to schedule a one-time payment in the amount of $1,390.81 to automatically draft on 8/9/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2020. Borrower called to inquire about request. Rep informed borrower investor denied request to pay 2nd PB requested refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752192426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2020. The borrower called to advise of resuming monthly payments and accepted the COVID-19 payment deferral program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2021. Borrower made a payment in the amount of $1,870.60 and discussed modification from XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020. An authorized third party called with questions regarding the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020. 12/14/2020 -Borrower called in with promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2018. The Servicer called the borrower about the final documents and Notary process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752192519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020. Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area for XXX as of XX/XX/XXXX; no damage was reported.	04/30/2021	04/29/2021
752192427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018. Borrower called to discuss damage claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752192422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020. On 10/02/2020, the borrower informed the servicer of accepting the forbearance extension. The borrower may have another job as the curtailment of income is in relation to the loss of a part-time job.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. The borrower was called regarding flex modification offered and opted to go with COVID deferral instead did not need forbearance extended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192419	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752192411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. The borrower made a one time draft payment in the amount of $1000.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752192405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2020. The borrower called the servicer and requested the XXX deferral program declined a COVID forbearance the reason for default was excessive obligations and new baby caused a loss of spouses income during maturity leave.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. Inbound call from borrower, stated made a payment but doesn't see it posted, advised not due until August
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752192404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2020. Borrower called regarding payments and accepted repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192421	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. The borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/24/2021
752192408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. The borrower called with questions regarding a previous payment. She advised the Servicer she was told thee payment would be applied to any past due amount. The Servicer advised the borrowers after the forbearance suspension they can apply for a deferral to assist with any missed payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX Natural Disaster Area declared on XX/XX/XXXX. No damages were noted.	04/30/2021	04/26/2021
752192392	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2020. The borrower called in with questions regarding deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2019. The borrower called regarding escrow shortage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752192409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. inquired about General information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020. The borrower called for an account update. The borrower asked about home equity line of credit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/04/2021
752192403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2021. The agent informed the borrower that the forbearance is scheduled to end on 02/28/2021 and that only one payment was received in October. The borrower did not want to extend the forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752192396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. On 01/15/2021 Borrower called to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752192390	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021. 01/20/2021 - borrower called to check if we received $15799.20 payment and wanting to know what is the payoff. Advised check has been received and transferred to the payoff department. Advised the principal balance is $75138.10 and a late charge of $147.85 due to the October payment paid past the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. The most recent contact was a call in to make a payment by a 3rd party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192379	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The subject property was impacted by XXX on XX/XX/XXXX. Comments, dated 01XX/XX/XXXX, reflect the subject property's roof sustained XXX damage and there was XXX damage due to XXX. There is no indication that an insurance claim was filed or that the repairs were completed. As of the review date, the status of the repairs is unknown. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in an area declared a XXX disaster due to XXX.	04/30/2021	04/22/2021
752192384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2020. Borrower called to cancel forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192374	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. Payoff figures were reviewed with the Borrower, no statement generated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/23/2021
752192383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020. Borrower chose deferral as post-forbearance option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020. 12/21/2020 - borrower called wanting to know the process in case of borrower 1 death - advised borrower could place spouse on the title of the home to grant property rights. gave life event change process
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. The borrower called and asked when the loan was brought current and if the late fees would be waived. Advised they would not and they can submit a request in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752192352	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021. Co-borrower called in to ensure the payment amount and request to suspend a half payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The most recent payment change notification was filed XX/XX/XXXX. Notation XX/XX/XXXX supports a filed proof of claim but notation does not provide the file date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2021. Borrower called for account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752193582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. The borrower was advised of their assigned specialist and confirmed the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019. The most recent contact was a call out to follow up on modification documents
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2020. Borrower requested to be opted out of further assistance by forbearance. They said that they have not been utilizing the plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2020. The Servicer called the borrower to collect on the past due amount. The borrowers could not commit to payment. They stated they made a payment on line and have a confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is excellent. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752192349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020. Borrower declined forbearance extension and requested deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. Borrower called to verify their July payment was processed. Associate informed borrower they are due for August since the loan just received a deferment of 4 payments. Comment dated 06/24/2020 borrower informed servicer they want to resume their payments in July and wants the past due amount placed to back of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2020. On 8/10/2020, the borrower schedule a same day payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752192337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2021. The borrower called to set up recurring payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2018. The most recent contact was a call in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2020. Borrower scheduled a payment in the amount of $1,366.52.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/02/2021
752192342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020. Borrower advised payment was made on 12/03/2020, the funds have been placed in suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2020. Borrower is ready to resume making payments and accepted the deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. The co-borrower returned call and was advised they were approved for the deferral plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2021. Outbound call. The borrower scheduled a payment over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752192338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192328	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020. The borrower called about the property tax payment due that month.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/15/2020. The dispute type is Verbal and the reason is Service. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. On 12/15/2020 the borrower called to lodge a complaint regarding servicing. The borrower wanted to know when the taxes would be paid since they were due in December. The agent said it would be paid that month using the funds in the escrow account. On 12/26/2020 the servicer sent the tax payment via XXX to the county.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The commentary dated XX/XX/XXXX reflects a discharged bankruptcy. The case details are not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	01/29/2021
752192340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2020. On 8/13/2020, the borrower called in and stated they missed a call from the servicer. The borrower was told that their account was up to date and nothing on the account to say why they received a call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/17/2021
752192324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020. Borrower called to set up the auto draft payments on the loan. Borrower informed that letter will be sent once they are activated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2020. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. Payment drafted by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752192350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2021. The customer called in regarding payment questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2020. Borrower stated now that deferral is completed he will be able to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752192341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2020. Called and spoke to borrower who said Notary cancelled the appointment and have not return call. Order no longer active , agent advise will request new documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment XX/XX/XXXX: XXX Declared Disaster area due to XXX. No damage reported	04/30/2021	04/23/2021
752192333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020. Borrower called regarding fees on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020. Inquired about check that went to cash and due to the Bankruptcy not liable for the debt, however, the lien was still valid and enforceable; not a recurring withdrawal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019. The servicer discussed the loan modification/modification incentive with the borrower. (Per commentary, modification recast was finalized.)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/05/2021
752192346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2021. Borrower promise to pay on 03/16/2021 the amount of $1,120.90.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX - reason for default due to XXX.	04/30/2021	04/11/2021
752192385	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2021. The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/29/2021. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower made a verbal credit dispute during a call on 3/29/21; resolved by the servicer during the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/06/2021
752192325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. Borrower made a promise to pay online on 01/22/2021..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2020. The borrower called in to state not able to resume payments and would like to extend the forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752192313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020. The borrower called in to make a payment and requested to be setup on autopay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020. Spoke to the borrower and they stated the deferral was not what they were expecting in terms of the months. The customer stated to leave it the way it is and will contact their bank to stop the payments for 12/23/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752192425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020. 01/21/20 Contact made with he borrower when they were called to discuss the loan and stated not interested in loss mit and would be making a payment at the branch and excessive obligations causing delay. Received email access to customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2020. Borrower gave authorization for spouse to receive payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. The borrower called to inquire about modification recast
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2021. Outbound call to borrower. Borrower advised payment made and it was sent we should check our records then disconnected phone call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2020. The borrower advised that had issue with the payroll and has been waiting for the paycheck for longer than usual. The customer stated that will call back to opt out of assistance once the loan is brought current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752192305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2019. Spoke to the borrower and they gave third party authorization for one day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2020. Borrower called in with forbearance questions. reason for default due to excessive obligation. Borrower requested review for XXX deferral
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192268	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2019. Borrower called about the claims check. Advised it is in process to be sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752192274	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2021. The authorized third party paid the escrow shortage in the amount of $55.44. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. Commentary states the borrower called in to schedule a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192262	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2021. Borrower called in with a question about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/07/2021
752192271	3	[3] Title Issue -: Liens not Perfected	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020. The borrower called and made a payment for $496.77 with an agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. There is an unspecified judgment on the title per notes dated XX/XX/XXXX. No further details were provided. The title issues were resolved as of XX/XX/XXXX. Indemnification was purchased per notes dated XX/XX/XXXX.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Borrower called in to resume payments then states he will continue with deferral due to still affected by Covid-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192270	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2019. Borrower advised has an appointment with a Notary to have the loan modification documents completed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/31/2020. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Dispute date of first delinquency. Resolution letter was issued to the borrower stating unable to determine a specific credit dispute. Resolved.
..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752192284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018. 3rd party called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192264	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. Borrower called to confirm payment due an to set up auto payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2020. The borrower called for a general status update and was advised that the account was current, that the Deferral was processed, and of the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752192280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2020. The borrower accepted the payment deferral to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. Borrower called Servicer on 4/15/2021 to make a payment in the amount of $1,524.76.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2020. Borrower advised that payments will be made on September 11th and the 25th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752192263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2021. Borrower requested removal of the forbearance.
On 12/12/2020, the customer requested an extension on the forbearance plan and the hardship was noted as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752192250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018. Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. The borrower called to set up recurring payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. Inbound call from authorized third party on 4/14/2021 to inquire about credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2020. The borrower accepted a payment deferral to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2021. 01/20/2021 - Spoke with the borrower and scheduled a promise to pay in the amount pf $2733.52.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192230	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020. The authorized third party verified the payment details. They discussed the escrow account and a recent payment increase. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Discharge date was not provided n the commentary
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/02/2021
752192315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2020. The borrower requested to opt out of covid 19 forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. Borrower inquiry in regards to letter received regarding reoccurring withdrawals.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2021. Borrower called to cancel automatic payments on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/01/2021
752192245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2021. The borrower made a payment in the amount of $1,178.70.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. The borrower called to inform they received a claim check and wanted to know how to get the check processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2021. Borrower was contacted in which the borrower advises their intent to make a payment at the local branch. Borrower inquires about a refinance option to lower monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020. The discussed the loan modification and requested the final mod documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. The borrower advised the Servicer the documents were mailed last week and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2020. The Servicer advised the borrower the forbearance expired this month.. The borrower stated they have resumed making payments and requested a deferral for the suspended payments. The Servicer advised the borrowers to expect an approval letter explaining how the deferment works.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752192241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2021. The borrower promised to pay within the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192222	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2020. Borrower called in to inquire about deferral letter and inquire about impact on escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192216	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2020. On 6/2/2020, borrower called and can't commit 2 pay . Curtailment of income Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2021. The borrower called in a change of address and recurring withdrawal payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752192212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020. Borrower stated will make payment by 05/23/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a XXX disaster area for XXX as of XX/XX/XXXX; no damage reported.	04/30/2021	03/13/2021
752192242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019. Borrower called to inquire of insurance policy information and advised servicer that she didn't receive escrow check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192203	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2021. The borrower called to get a verbal pay off.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752192210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2021. The borrower inquired about refinancing; call was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752192211	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020. The borrower called with a credit dispute and accepted a deferral for the missed payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/16/2020. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. On 12/16/2020 the borrower called to dispute credit reporting and said was on forbearance until July. On 12/21/2020 the information reported to the credit bureaus was updated to reflect the loan current from 4/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2020. Borrower discussed forbearance extension and accepted a 3-month extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752193572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. Called to make a Promise To Pay in the amount of $1,464.95 was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192193	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2018. The borrower called in to make a payment in the amount of $1426.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2021. Outbound contact was made with the borrower, who requested a modification review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. Borrower called to inquire about refinancing out of an adjustable mortgage to a Fixed rate mortgage. The borrower was transferred to the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752193570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2018. The borrower confirmed they had just finished having the modification documents signed with a notary and will return them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area due to XXX note on XX/XX/XXXX. XXX damage was repaired and no claim was filed.	04/30/2021	03/23/2021
752192191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2020. Borrower called in on 9/10/20. Borrower wanted to discuss post forbearance options. borrower interested in deferment. Declines forbearance plan extension. Borrower will start making regular payment 10/1/20
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192165	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752193566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020. Borrower ready to resume making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2020. Talk to borrower regarding payment borrower promise to pay $1087.79 online on 10/10/2020 through bill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. The borrower requested that the taxes be deleted from escrow on 11/18/2020. The customer is to pay the taxes and insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/12/2021
752192166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021. Borrower called in to check on status of check that was mailed in for payment. Advised not received and to try back in a few days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. Borrower stated modification documents signed and mailed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020. Spoke to the borrower and discussed the forbearance program and the borrower wanted the payments moved to the end of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. The borrower called in for general information and was provided the maturity date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Chapter XX filed XX/XX/XXXX, discharged XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2020. 10/05/2020 - The borrower called in to request assistance options. The borrower accepted the XXX Covid19 payment deferral. The borrower intends on keeping the property and is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. Inbound call from borrower on 4/15/2021 to make payment and set up monthly recurring payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/31/2021
752193562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2020. The borrower was advised the check they had mailed on 12/10/2020 had not yet been received. They then made a payment of $979.92.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192169	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2020. A payment in the amount of $6,555.72 was made and the Borrower was not interested in Loss Mitigation options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/11/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Comments indicated the Borrower disputed a payment dispute reported on the Credit report when had paid on time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192186	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2021. The borrower advised that just paid $743.87 online today. The agent verified the contact information and owner occupancy status.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/04/2020. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower was disputing the delinquency on the account. The servicer reviewed the account and explained where and how the delinquency occurred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The property was damaged by XXX for which a claim and 100% of the funds have been released but the commentary does not indicate that the repairs are completed. Property repair is in process. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752192163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020. On 12/02/2020 Borrower called to request payment be applied to escrows. The request was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX. A motion for relief was filed XX/XX/XXXX. The borrower entered into a consent order on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021. The borrower opted out of the Covid-19 forbearance plan per online request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192182	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2020. The borrower verified their information and opted out of forbearance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/19/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A credit reporting dispute was validated on 12/01/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2020. 07/06/2020 - Borrower called payment was misapplied to wrong elements - total amount to be reversed is $2579.52
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2021. Authorized third party called in payment for $432.44 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752192180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2020. On 08/06/2020, the borrower contacted the servicer to schedule a payment in the amount of $2,616.54.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2020. The borrower verbally accepted a covid-19 forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193564	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021. Borrower called for general account status and to re-setup auto-draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/04/2021
752192123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. The borrower called to make a payment plus late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. Borrower advised that he is ready to resume making the mothy payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019. The borrower advised they would mail the final modification documents back after notarizing them on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752192127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. The borrower called to discuss the insurance policy status and escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The discharged bankruptcy case details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192148	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2021. Authorized Third Party, daughter, called to make a Promise To Pay in the amount of $911.00 via e-bill on 03/01/2021 once the Social Security income or taxes had been received. The Reason For Delinquency was Curtailment of income. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2020
752193569	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2020. The most recent contact was to decline the forbearance extension and request the deferment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/17/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower was disputing the reporting of the account to which the servicer sent a response requesting more detailed information and specific details.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2021. Requested the year end statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX declared Disaster Area due XXX noted XX/XX/XXXX . No damage was reported.	04/30/2021	03/29/2021
752193565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019. Payment process by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193561	2	[2] Payoff has been requested within the last 60 days [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2020. Borrower called in about the escrow and to inquire about a refinance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/26/2020. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower was upset that account shows late payments on credit report for months on forbearance servicer advised will not impact credit.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2020. Borrower called to decline forbearance extension and resume payments in July. Discussed deferral. Advised they will receive a letter shortly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2020. Borrower inquiry asking if payment has been received and if the loan is still on a forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752192129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192130	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020. The borrower called to advise changed insurance companies. Also stated received the modification information an is aware it's now completed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/02/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower disputed the credit reported. This was resolved on 11/3/2020 with the response sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster Area XXX noted on XX/XX/XXXX. No damages were reported.	04/30/2021	04/14/2021
752192139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2021. Inbound call from borrower on 3/10/2021 to make payment IAO $500.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752192147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2020. Called and spoke to borrower and inquired of borrower if hardship is resolved or still ongoing. Borrower advised is back to work and agent advised of available options. Borrower stated will make a decision and call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/18/2021
752192136	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020. Borrower called in regarding an insurance letter that was received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/08/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A written credit reporting dispute was placed on 05/08/2020 and has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/23/2021
752192128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020. Borrower called in to accept the covid-19 Forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/02/2021
752193557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2021. Customer called in and stated can resume monthly payments and would like the past due payment added to end of loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2020. The borrower requested payment deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192140	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2021. Inbound call from CPA requesting the interest rate of loan since origination. Rep unable to provide information. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192144	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. The borrower promised to pay $1,759.14 on 11/06/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The homeowner reported that there was damage to the property from XXX. There was XXX damage inside and throughout the home to XXX. The cost of the repairs is $X.XX. The repairs have not been completed per notes dated XX/XX/XXXX. There is no evidence of a claim being filed. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192138	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2020. Third party spouse stated the borrower passed away. they advised they are on the deed and want the loan in their name. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/27/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Credit dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The homeowner called on XX/XX/XXXX to report a casualty loss due to XXX. The borrower stated on XX/XX/XXXX that is borrowing from XXX for home repairs. The repairs are still in progress per notes dated XX/XX/XXXX. The homeowner stated on XX/XX/XXXX that the insurance company declined the claim for the repairs and hired an attorney for assistance with the claim. The tenants stopped paying due to XXX issues per notes dated XX/XX/XXXX. A claim had been filed; but the insurance company advised that will not cover the repairs. There is no evidence that the repairs have been completed. Property repair is in process. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2020. On 10/23/20 Borrower called in to make a payment to bring account current and set up automatic withdraws for the 15th of each month starting 11/15/20
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192143	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. The borrower called in to make a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/13/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower sent in dispute inquiring why reported on credit when paid on time. The servicer reviewed and on 07/14/2020 reflects no credit bureau report updates needed due to Chapter XX discharged and reporting is suppressed and covid-19 plan removed. A no credit adjustment letter was mailed to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Bankruptcy case terminated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192101	3	[3] Title Issue -: Liens not Perfected

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. The borrower called for a general status update. Also promised a payment of $1099.42 by 1/15/2021. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/09/2020. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower disputed the credit reporting. This was resolved with no corrections made on 8/3/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. On XX/XX/XXXX the title issue identified a lien/ judgment of $X.XX to XXX can be indemnified. On XX/XX/XXXX Indemnification to be purchased. No further actions noted.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX noted on XX/XX/XXXX. No damage was reported.	04/30/2021	04/27/2021
752192121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752192150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2020. Borrower called with a third party to inquire about the notary. Notary did not show up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752192102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192122	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020. Spoke with borrower, borrower called in to make a payment on the escrow shortage iao $3.17
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752192093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2020. The borrower called to advise is ready to resume making monthly payments and declined the Covied-19 Forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752193545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. The borrower called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752192131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2020. On 10/12/2020, borrower called to start making his monthly mortgage payments again. Advised , the borrower when he can start making his payments again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2021. Borrower called in to make a payment iao $1113.72
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2020. The borrower called to confirm the monthly auto-draft date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2019. The borrower's authorized third party called in to confirm the hazard insurance premium had been disbursed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752192089	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2020. The authorized representative of the estate called for general information on the loan. Confirmed payments will continue. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752192094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. On 8/31/2020 the borrower declined an extension on the COVID-19 forbearance and asked for a deferral of the owed payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752192100	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/23/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A credit reporting dispute was received; servicer verified information reported and updated credit file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. Talk to borrower regarding mod documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192439	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. The borrower called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2021. Called borrower to collect past due amount and borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192057	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020. Borrower called regarding general status of the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/01/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A written credit reporting dispute was placed on 10/01/2020 and has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2021. The borrower called to schedule a payment over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2020. The borrower called on 11/19/2020 to get assistance with making a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2020. The borrower authorized a payment and discussed pending final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. The borrower called regarding insurance and was advised of non-escrow and possible condo association.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/01/2021. 01/01/2021 - Borrower called in with promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192074	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. 01/15/2021 - Borrower called in with promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. The borrower returned call regarding the forbearance plan ending and declined the forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192069	3	[3] Title Issue -: Liens not Perfected	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2020. Contact made with the borrower to collect a payment. The borrower stated will pay at the branch office on 9/16/2020. Also declined assistance stating not needed and may sell the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. On XX/XX/XXXX title issue noted as liens for $X.XX and $X.XX in a non super lien state. On XX/XX/XXXX comment reflect indemnification to be purchased and title clear. No title claim filed.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/10/2021
752192070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192061	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. The borrower called in a one time draft payment in the amount of $623.31
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/17/2020. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192035	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2020. The borrower requested a payment deferral and set up automatic payments for the 5th of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Comments on XX/XX/XXXX reflect that a XXX due to XXX and damaged XXX. The borrower estimated the damage at $X.XX on XX/XX/XXXX and noted the repairs were completed. No further details were provided and there is no evidence of an insurance claim or confirmed repairs. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX.	04/30/2021	04/29/2021
752192038	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. A non specific damage referral was received on XX/XX/XXXX. However, no claim will be filed per notes dated XX/XX/XXXX due to the property is occupied. The details of the damage and the status of the repairs were not provided. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752192064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020. The self-employed borrower agreed to a special forbearance since work has slowed down because of Covid-19. Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A claim was filed for XXX damage that occurred on XX/XX/XXXX. All recovery funds were released and the final inspection confirmed the completion of the repairs on XX/XX/XXXX.	04/30/2021	04/09/2021
752192067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2020. Borrower called in regarding letter he received regarding lapse of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2021. The borrower called in to confirm the fax number to recast.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/19/2021
752192040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. The borrower called on 04/26/2021 to confirm the checking account information on their auto pay was correct.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192110	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2021. Borrower made a payment in the amount of $698.58.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2021. The borrower promised to pay by 04/21/2021. The hardship was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752192071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2020. Borrower called in to get options after forbearance plan ends.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is excellent. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property located in XXX disaster area, due to XXX. No damages reported.	04/30/2021	03/22/2021
752192058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/25/2020. The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. The borrower called regarding paymwent change. Servicer advised it is due to mortgage insurance / mip being removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/01/2021
752192039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019. Borrower called to make his payment affordable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752192077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2020. The borrower called in regarding resolving the forbearance payments. The borrower was advised of options and requested to be reviewed for a partial claim. The borrower declined the forbearance extension. The servicer advised once the forbearance is removed can start making regular monthly payments and also set up for automatic withdrawals.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752192059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2020. Borrower discussed modification plan and approval.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752192004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2018. Borrower called in payment for $1709.23 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2019. Spoke with insurance agent in regards to resolution needing to be completed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192042	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. Commentary on XX/XX/XXXX reflects claim documents and a check copy were received, and a non-monitored claim was opened. Commentary on XX/XX/XXXX states additional claim documents and a check copy were received. There is no evidence that the servicer received a live check, and the commentary does not reflect the damage details or that repairs were started. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in XXX area for XXX as of XX/XX/XXXX; no damage was reported.	04/30/2021	03/12/2021
752192001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2020. The third party called with general loan questions. Inquired about assumption.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/12/2021
752192036	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/02/2021
752192033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2021. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster zoned noted on XX/XX/XXXX. No damages were reported.	04/30/2021	04/13/2021
752192018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2020. The borrower asked why the loan payment had not been adjusted for changes in escrows and the agent advised it was typically done during the month of September and any changes would be effective on the November payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2020. Borrower advised that they were not interested in pandemic forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXX as noted on XX/XX/XXXX. No damage was noted.	04/30/2021	04/16/2021
752192025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX Disaster XXX - Incident Period: XX/XX/XXXX - XX/XX/XXXX. Damage has been repaired, claim paid out and closed XX/XX/XXXX.	04/30/2021	04/25/2021
752191997	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/11/2021
752191998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2020. On 06/24/2020 the borrower requested to be reviewed for an extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191999	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. The customer called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/12/2021
752192006	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2020. Authorized third party called regarding the status of the loan. Occupies property and will reinstate loan. Rep scheduled payment over the phone. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193539	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. Called borrower to discuss the past due on the account and customer stated she already setup a payment today to complete the 4/01/2021 payment and plans on paying the late fees off once she receives her taxes. Customer had questions on what the advanced balance is that is showing due on the account. The borrower called in and reviewed account concerning some bills with the rep. Customer stated affected by the covid-19 national emergency and: no - cannot resume making any on time payments
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/14/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower submitted written documentation regarding a credit dispute. Servicer updated transaction history and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2018. Borrower called to advised of the insurance carrier changing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/18/2021
752191996	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. The borrower was contacted regarding the final modification documents and stated has not heard from the notary but did receive the documents.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/07/2018. The dispute type is Verbal and the reason is Fee Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower stated that was told there were not attorney fees when the loan was reinstated; but then they were added. The agent provided the fax number to send the dispute. The dispute appears resolved as there was no further activity or communication.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The commentary dated XX/XX/XXXX reflects a discharged bankruptcy. The case details are not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752192217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752191993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191992	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2020. Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2020
752191990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Borrower scheduled a payment in the amount of $1,689.34.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXX as noted on XX/XX/XXXX.	04/30/2021	04/29/2021
752191991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752192158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2020. Inbound call from borrower 9/9/2020, borrower advised short term hardship, reason for default: Excessive Obligations due to loss of hours. Borrower inquired about options and/or repayment plans. Servicer offered forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752192045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2021. The borrower called in to make a payment but did not have the correct checking information and stated will call back. Comment same day reflects payment was made online in amount of $911.59.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Comment dated XX/XX/XXXX reflects bankruptcy closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2020. Borrower called to confirm the account was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191969	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2020. Agent called borrower to advise of forbearance ending and to see if they wanted to resume auto-draft. Borrower agreed to resume auto-draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2020. The borrower called to make a payment and declined the Covid-19 Forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in a XXX Disaster area due to XXX as noted on XX/XX/XXXX. No evidence of damage(s) reported.	04/30/2021	04/13/2021
752191973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2021. The borrower called to inquire about escrow account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in XXX Disaster due to a XXX noted on XX/XX/XXXX. No evidence of damage(s) reported.	04/30/2021	04/29/2021
752192023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2021. 4/13/21 Borrower made a phone draft payment and loan is current

The borrower stated will make the payment online and requested a cease and desist. A verbal cease and desist was added for 21 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2020. Borrower called to request assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Unable to locate details of BK.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191974	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752192037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2020. The servicer called and spoke with the Authorized 3rd party XXXXXX XXXXXXX covid forbearance is needed. Borrower advised no extension needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752193535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/31/2021
752192097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. On 1/12/2021, the borrower was contacted to collect on the past due loan and they made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191965	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2021. Borrower called in to get assistance states she can not afford the new payment increase due to escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191966	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2018. The borrower was contacted to collect on past due payment. The borrower could not commit to making a payment; discussed assistance options, but the borrower was not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752191939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020. On 11/12/2020 the borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752191937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020. 12/30/2020 - Borrower contacted due to loan past due, borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191938	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021. Contact with borrower regarding insurance premium payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752193534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752191948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2021. Called and spoke to borrower who promised to make a payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752191909	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. 4/14/21 Last contact with the borrower was noted when they made payment on the loan and loan is current

Borrower called to make payment on account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/24/2020. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower disputed credit reporting for forbearance when loan was current. Servicer corrected error and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019. The borrower called in reference to additional funds drafted from the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191943	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/04/2021
752191921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2021. Borrower scheduled a payment in the amount of $2,055.31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191944	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. The borrower called about general loan information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191916	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2020. The borrower opted out of the Covid forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191913	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/02/2021
752191915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Inbound call from borrower to process a half payment for tomorrow and another half on 05/15/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191897	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2020. The successor in interest called to discuss general account information. Also accessed the Amortization. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/04/2021
752192000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2021. Borrower called in future payment of $1560.00 for 1/15/21
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019. The authorized third party called in reference to inspection request and the agent advised that the inspection is not required and claim has been closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191898	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021. The borrower called to verify the payment details and discuss the escrow.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/18/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower disputing credit reporting. Borrower was on a disaster relief program due to XXX and reporting was still reflecting as delinquent. Credit reporting was corrected and resolved on 7/9/18.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/23/2021
752191987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020. Borrower called to get the payment past due deferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2020. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020. The borrower called to make changes to her recurring payment withdrawals.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752191892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752191870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2020. Outbound contact was made with the borrower, who stated the hardship is resolved and accepted a deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191933	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. An authorized third party called on 04/29/2021 to discuss another claim check that was being sent in for endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Borrower called in on XX/XX/XXXX and reported insurance claim was filed for XXX damage that occurred on XX/XX/XXXX. The borrower noted on XX/XX/XXXX the property XXX and is a total loss. The insurance claim is classified as a monitored claim. On XX/XX/XXXX insurance claim check was received in amount of $X.XX. The contractor bid was received in the amount of $X.XX. On XX/XX/XXXX the first draw in amount of $X.XX was mailed. An inspection was conducted on XX/XX/XXXX indicating repairs were 80% completed. The inspector noted repairs were still needed regarding XXX. Additional funds for the claim were received on XX/XX/XXXX in the amount of $X.XX. There was no evidence of the repairs being completed. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2021. 04/04/2021 - Borrower called in with promise to pay.
The borrower called in to confirm the account is current and the agent confirmed account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191900	3	[3] Title Issue -: Liens not Perfected	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020. Borrower called in to discuss the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The Chapter XX bankruptcy case information was not evident to include the discharged date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. The comments on XX/XX/XXXX indicated a lien/judgment clouding title; the details of the lien were not provided. The notes at that time stated an indemnification was to be purchased. However, there was no evidence it was purchased or the issue was resolved.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752191881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2020. Borr called in regarding request for insurance information after letter received for flood policy. Servicer advised borr of insurance policy information for flood and provided contact number for insurance processing center.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752191887	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. The borrower called in and reported death of other borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects that the property is located in a XXX disaster area due to XXX. No damage reported.	04/30/2021	02/26/2021
752191863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2021. The borrower discussed the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/08/2021
752191858	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2021. The co-borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2021. Servicer advised deferral is completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. The borrower called to change semi-monthly reoccurring withdraw of $900.00 effective 11/15/20. The Servicer submitted a work order for the change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. Discharged bankruptcy removed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2020. The borrower promised to pay the amount of $1,273.59 drafting on 11/05/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191868	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2021. Borrower called in and promised to pay $831.85, with online bill pay. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notation on XX/XX/XXXX confirms the property is located in a XXX disaster area but does not provide the type of disaster or declaration date. There is no evidence of property damage.	04/30/2021	04/30/2021
752191855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2019. Borrower called in to make a payment by phone. Rep scheduled payment. .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/01/2021
752191873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2018. The borrower stated is not interested in loss mitigation
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/15/2021
752191841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2021. Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191914	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. The borrower was contacted and stated would be taking care of the payment online today.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/06/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A dispute was received 08/06/2020 claiming payments for 05/01/2020, 06/01/2020 and 07/01/2020 were reported late on credit when payments were made on time. All previous forbearance reporting was removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752192075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2020. Spoke to Borrower and they called in to opt out of COVID 19 plan and resume making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2020. Borrower request for possible assistance options available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018. Authorized third party called in and promised to make a payment. Authorized third party said the reason for delinquency was excessive obligations. A3rdParty states intends to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191903	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021. The borrower stated they will make payment in full on next Monday. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX. No damage was reported.	04/30/2021	02/26/2021
752191830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020. Borrower called Servicer regarding next steps and advised that they would be able to make the payments going forward, accepting the deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191930	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2020. The borrower called to request a payment deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2020. Outbound call to borrower following up on modification documents. Borrower advised that they have a notary appointment and will send the package back after that.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019. Outbound contact was made with the borrower to advise of the modification terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191836	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191848	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2019. The borrower stated the payment would be made and the call was disconnected.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/01/2021. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A written credit reporting dispute was received on 04/01/2021 and resolved on 04/07/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2021. Borrower request for information or maintenance refinance/purchase - transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/08/2021
752191831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/19/2021
752191839	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2021. Commentary states spoke to the borrower regarding the forbearance ending. The borrower advised ready to be off of forbearance and the borrower was advised of options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191838	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. Borrower called into see when the modification would be booked and the system would be updatated. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191932	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. 04/15/2021 - Borrower called with promise to pay.
12/15/2020Borrower called in payment for $477.09.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/12/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Co-borrower disputed credit reporting, stating she is divorced and signed quit claim deed and account should not be reporting. Servicer advised will report unless account is refinanced. issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted on XX/XX/XXXX; no evidence of damages.	04/30/2021	04/15/2021
752191829	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2020. Successor in interest called to update contact information on account and delete automated payments on account. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191834	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. Cramdown noted but no details located.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752191912	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2020. Borrower called to see why she did not get a letter showing account on deferral rep advised account is not on deferral program. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2021. Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752191832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2020. The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752191821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2020. The borrower called to make a payment in the amount of $1219.61
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191931	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191798	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. Borrower called in to inquire about unpaid balance on their billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower reported XXX damage on XX/XX/XXXX. No evidence a claim was filed. No inspection was completed to verify if repairs were made. No further updates provided. Property repairs have not started. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191813	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2018. Borrower to inquire of insurance being escrowed and was advised it wasn't and customer then stated she'd call insurance directly and pay them. Also customer verified the last 4 of the social.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2021. Authorized third party called on 03/02/2021 regarding the incentive letter from the HAM. The borrower also discussed the deferred balance from the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191929	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. Borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan. The proof of claim was filed XX/XX/XXXX. Prior Bk Chapter XX, case # XXX, dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191814	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2021. The borrower called to schedule a payment and requested the final inspection be performed for the XXX loss claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The property sustained XXX damage on XX/XX/XXXX and last inspection on XX/XX/XXXX indicated that the work was 85% completed. On XX/XX/XXXX the borrower called to request a final inspection. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX-The property was located in a XXX declared disaster area due to a XXX. Damages were reported and there is an active claim to repair the property.	04/30/2021	04/29/2021
752191793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2018. The borrower called to discuss the terms of the modification and accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2020. Borrower called in with questions on the statements and late fees. Borrower was advised that deferred payments were added to end of loan and that is why the principal balance increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021. Spoke with borrower regarding exception status. Complaint disposition of information maintenance. Advised of the approval and check is being processed for e/r.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193595	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/13/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. The borrower was called to discuss the status of the account and intention for the property. Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191799	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. Inbound call from borrower stating they received a billing statement when they had requested a 12 month pay history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Discharge date was prior to review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020. Borrower was contacted for December payment and they advised they can now resume making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2021. Authorized third party called regarding hazard claim check. Servicer advised need release agreement. Claim classified as non-monitored n XX/XX/XXXX and claim is closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752191776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752191770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020. The borrower cited excessive obligations as the reason for default. The borrower was also affected by the pandemic, but can resume payments. The borrower declined a forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. The borrower called to make two payments on the account and declined the forbearance extension stating that the account needs to be current in order to apply for a student loan on a family member's behalf. The servicer advised borrower to call back once payments process to complete the removal process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752192542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/10/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2021. Borrower called in to make payment and discussed refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2021. .The borrower made a one time draft payment in the amount of $2304.11
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191773	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/10/2020. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Credit dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019. Spoke to borrower regarding late fee showing. Borrower made a payment on 7/12 that had an extra $49.50 and wanted it applied to the late fee. Advised borrower would still owe .30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2020. The borrower requested a forbearance due to Covid-19 impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2018. Borrower inquiry in regards to the interest rate and loan maturity date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752191759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020. Borrower has been impacted by COVID and COVID impact has not been resolved. Borrower cannot make their normal payments and cannot work due to being a XXXXXXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2020. Borrower advised receiving post forbearance options while arrangements have already been made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2021. the customer provided a one time payment in the amount of $597.47
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752191765	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2021. The borrower was called and wanted to know the new maturity date based on the every 2 week program. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192543	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/21/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020. Borrower called to advised the deferment payment was not sent to him.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/29/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. No corrections needed as no errors found.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752191764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2020. Borrower called in regarding the payment deferral. Borrower is ready to resume regular mortgage payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020. Borrower called to make a payment. The borrower had questions regarding previous payment. Advised borrower that payment made on 1/15/20 was returned for non-sufficient funds. The borrower was informed to call their bank and inquire as to the status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. The borrower called on 12/03/2020 to discuss their escrow account and general information regarding the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster Area XXX noted on XX/XX/XXXX. No damages were reported. Prior notes on XX/XX/XXXX indicated the property was previously located in a XXX disaster area XXX. No damages were reported.	04/30/2021	04/02/2021
752191747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2020. On 07/23/2020, the borrower informed the servicer of being ready to make regular payments again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752191745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020. The borrower called to request a modification review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2021. The borrower called in to discuss the escrow shortage and wanted to reallocate 2 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. no case, chapter or discharge date provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/09/2021
752191736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2020. Borrower called in payment for $1,566.37 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020. The borrower called in and made a payment in amount of $830.40 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects that the property is located in a XXX declared disaster area for XXX. No damage reported.	04/30/2021	04/16/2021
752191719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752191727	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020. The borrower was informed on 09/18/2020 their funds were reapplied correctly and the issue was resolved.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/18/2020. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Comments on 09/14/2020 referenced a dispute was received regarding the misapplication of $29.75 towards the recovery balance instead of principal curtailment. The borrower was informed on 09/18/2020 the funds were reapplied and a transaction history was being sent to them to confirm. There was no further evidence of a dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. The co-borrower called in regarding numbers on monthly statement. The agent advised per system record of partial claim added three payments on the back of the loan. The agent transferred call to customer servicer to request payment history that was requested on 03/26/2021 stating not able to find in email. The agent went over escrow analysis and refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191728	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2020. Contact with authorized third party regarding executor of estate documents needed. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191705	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020. Servicer spoke with third party and advised of the account status. Third party had no questions at the time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. A claim for XXX damage on XX/XX/XXXX was identified by the branch office on XX/XX/XXXX. The claim amount listed as $X.XX per the comment on XX/XX/XXXX with no evidence received by the servicer. The claim is classified as monitored. No further status updates provided. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752191825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2021. The borrower called in and requested getting year end tax forms faxed. The agent advised will send request for fax.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Comment dated 04/05/2021 reflects bankruptcy case was closed / terminated 04/01/2021.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2020. The borrower called to make a payment of $556.78 to the escrow account. Also discussed the forbearance document and the auto payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2020. The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/01/2021
752191718	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2021. The borrower called in and requested to have additional funds in amount of $2175.08 received on 02/01/2021 to be returned to checking account. The agent set up a case to have the funds reversed and refunded.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/10/2018. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Comments show servicer received credit dispute which has since been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020. the customer sent a wire payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191702	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2020. The primary borrower called in to inform the Servicer that their co-borrower is deceased. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191739	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021. The borrower made a one time draft payment in the amount of $2845.72
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191714	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2021. The borrower called in to confirm the loan is current and also had questions regarding the bankruptcy. The borrower noted was not impacted by COVID and asked about refinancing. The borrower was advised the bankruptcy was not reaffirmed but the lien is still valid and enforceable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The commentary reflects a discharged bankruptcy. The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/29/2021
752191716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2020. Borrower advised will be making payments in November, requesting payment deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752191704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020. Borrower stated no longer experiencing hardship and had no further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191698	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2020. On 09/03/2020, the borrower contacted the servicer to inquire about not receiving a billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020. The borrower made a payment in the amount of $588.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2020. The borrower called in stating thought forbearance took care of past due amount and thought was issues with bank as to why loan still showing past due. Borrower stated would like deferral and requested a call back later today. On 11/24/2020 borrower brought loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752192441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/05/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. The borrower was contacted regarding the past due payment and the borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2021. Inbound call from borrower for a status update, resolution. Borrower stated loud static sound on the line and requested a call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/01/2021
752191710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191715	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2021. The borrower called to go over general information on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/01/2021
752191695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. Borrower advised will make April's payment at the branch tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193494	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects that the property is located in a XXX declared disaster area due to XXX declared XX/XX/XXXX. No damage reported.	04/30/2021	03/30/2021
752191690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/11/2021
752191711	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191685	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2020. Borrower scheduled a payment by phone. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752191720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. On 01/12/2021, the borrower contacted the servicer to schedule a payment in the amount of $1,180.28.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2018. The borrower called to get payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752191684	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2020. The borrower declined a forbearance extension and wanted to dispute the credit reporting.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/06/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A credit dispute was received and resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX-The property was located in a XXX declared disaster area due to a XXX. Damages were reported and a claim was filed. The claim was labeled as non-monitored.	04/30/2021	04/19/2021
752191671	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2020. The representative made an outbound call to the borrower to collect past-due payment. The borrower made a promise to pay by 12/14/2020 via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. An inspection dated XX/XX/XXXX reflects 0% completed and states no repairs have started. Damage was noted to XXX. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2021. Borrower called Servicer to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2021. Borrower called in states he no longer needs assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2021. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192440	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2021. Borrower scheduled a payment in the amount of $1,000.00. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/11/2021
752191661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2021. The borrower called to discuss refinancing options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/01/2021
752191696	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019. Servicer confirmed modification was complete and advised of next payment due date. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2020. Borrower spoke with Servicer and declined the forbearance extension. Borrower agreed to the deferment after the pandemic forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary on XX/XX/XXXX indicated that the property is located in a XXX disaster area XXX. No damages were reported.	04/30/2021	04/09/2021
752191646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019. The borrower called to see why they hadn't been removed from loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. Borrower spoke with Servicer regarding new payment amount beginning XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752191655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020. The borrower called to inquire about having his name removed from the loan. The borrower was advise that the loan is eligible for Assumption
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/04/2021
752191657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. Lender advised of the borrower of the documents needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191645	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2020. Inbound call from borrower 7/1/2020 to inquire about delinquency letter received. Servicer advised to disregard as loan is on forbearance Plan, borrower declined forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2020. The borrower was advised of the genera account status. The borrower agreed to add a forbearance and was advised of terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/01/2021
752193486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2020. Borrower called to inquire of the loan status and know the amount of the new payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752191644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2020. Borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX Declaration: XXX. Incident Period: XX/XX/XXXX - XX/XX/XXXX. No damage reported.	04/30/2021	04/09/2021
752191672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2020. The borrower called in to confirm their account was now current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193592	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/14/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2018. The authorized third party called for a reinstatement quote. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XXX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191634	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019. The borrower called in to make a payment IAO $668.26.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191641	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020. The borrower called in to have a letter that was sent to them explained better. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/08/2020. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower stated the delinquencies reported to the credit bureau was prior to their assumption.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. The Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2020. Borrower advised hardship has been resolved and can resume making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. Borrower scheduled a payment in the amount of $3.180.30. Borrower stated that they fell behind due taxes being too high.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. 04/30/2021 -Borrower called in with promise to pay.
02/04/2021 -Borrower called to request interest rate reduction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2020. The servicer called and spoke with borrower regarding XXX documents. Borrower stated was at work in a meeting and did not have time to discuss and to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. Borrower made a payment in the amount of $2,292.70.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191628	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020. The borrower called in to verify that they taxes were paid and the amount of the taxes. The borrower also inquired about the payoff and how to restructure the interest.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is filed/under plan. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191824	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. No further bankruptcy details were evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower reported XXX damage from XX/XX/XXXX. The claim was classified as monitored. Claim funds of $X.XX were received on XX/XX/XXXX. Also received on XX/XX/XXXX the borrower requested a draw of $X.XX be issued to a third party and a self-repair letter. A draw of $X.XX was mailed on XX/XX/XXXX. An inspection completed on XX/XX/XXXX with the result of 55% complete with remaining work needed to the XXX. A second draw of $X.XX was requested on XX/XX/XXXX and mailed on XX/XX/XXXX. On XX/XX/XXXX the borrower advised the repairs are ongoing. No further updates provided. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2021. The borrower called in to to verify payments details, servicer then transferred call to customer servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2021. The borrower called on 01/22/2021 to discuss a recast letter they received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191629	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. The borrower called on 12/03/2020 for an update on the general status of the loan as well as to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752191625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2021. The borrower discussed the modification status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019. Inbound call from borrower to reinstate the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191683	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2021. Authorized third party called in to inquire the principal and interest. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2020. 10/16/2020 - Customer called in can't commit to pay covid impacted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191631	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021. The borrower was advised documents had not been received and to fax documents for review. The borrower stated they have no access to a fax and will send via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is fair. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020. Borrower promise to pay the amount of $1,569.97 at the branch on 11/07/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020. Customer requesting Pandemic assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2021. the customer provided a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. Borrower called wanted to speak to the Refinance Department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752191608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019. Agent called to speak with the borrower, however unknown person answered and the line and then disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752191620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2018. Borrower stated they are just trying to catch up and will make payment online this weekend and was no interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020. An authorized third party called to inquire about payments. They also wanted to request for automatic withdrawals. The withdrawals were established to start 1/1/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752191594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191597	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2021. Outbound call to co-borrower to collect on past-due loan. Co-borrower promised to pay $800.00 by mail on 4/16/2021. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/28/2018. The dispute type is Written and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The co-borrower disputed on 02/28/2018 the status of the account and requested a payment history. The co-borrower provided proof of payments and the bankruptcy attorney also submitted a request for payment history and worked to go over the trustee payment applications. Payment applications were re-applied and resolution was sent 06/14/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Prior chapter XX, case #XXX dismissed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower advised on XX/XX/XXXX of having debris cleanup and having to replace groceries due to power outage from XXX. On XX/XX/XXXX, the co-borrower advised of XXX and damage to a small portion of the home. No indication a claim filed or status of repairs to the home. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752191607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2021. Lender advised that the loan is not FHA.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Unable to locate filing date and attorney in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/10/2021
752191621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. The co-borrower called in and updated mailing address and requested billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects that the property is located in a disaster area due to XXX. No damage reported.	04/30/2021	02/26/2021
752191611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2020. a letter was received not wanting to change the name on the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2021. The borrower opted out of the pandemic forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2021. On 03/19/2021, the borrower contacted the servicer to inquire about options available to get the label to back documents. The servicer advised it take a few days for the label to arrive.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. On 4/12/2021 the borrower advised they were ready to resume payments and accepted the deferment option for payments missed during the forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. No file number, chapter number, or court filing dates were found in the reviewed materials.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX damage occurred XX/XX/XXXX. Non-monitored claim. Funds released. Claim closed XX/XX/XXXX.	04/30/2021	04/20/2021
752191612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2020. Contact with borrower who requested referral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. Inquired if taxe4s had been paid which were disbursed on 12/24/2020 and there was a shortage of $515.33.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. Borrower called in about the payment that was drafted on 1/11/21 and advised if should of drafted 2/1.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2019. Borrower inquiry in regards to insurance letter received notating second premium. Premium policy amount provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. Escrow analysis completed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/18/2021
752191595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752191585	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/24/2020. The dispute type is Written and the reason is disputes review. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2018. The borrower called regarding property loss claim. The borrower was advised of status update final inspection procedures
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021. The most recent contact was a call in to discuss payment adjustments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Due to the lack of commentary, the details regarding the bankruptcy were unavailable for review.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/31/2021
752191584	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2020. Borrower called in with question regarding late payment letter, borrower sent in double payment to cover Nov and Oct. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. The borrower called to accept post forbearance payment deferral option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. The borrower was contacted regarding completion of deferment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. Borrower was contacted in which the borrower advises reason for late payments and intent to make payment before the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. The borrower called in and made a payment in amount of $316.74 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191602	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2021. Borrower called in and made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. The borrower called to advise of a damage claim check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared Disaster Area due to XXX noted on XX/XX/XXXX. No damage was reported.	04/30/2021	04/29/2021
752191572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2020. 11/20/2020 - Borrower called to report property loss - XXX damage done to home on XX/XX/XXXX in the amount of $X.XX - funds released
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/19/2021
752191579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2019. Inbound call from borrower to notify us they made 2 payments through bill pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020. The servicer called the borrower and the borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2020. Borrower advised unable to setup payments over the phone. Servicer advised it was because account has not yet been removed from review status and could take until the end of January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191566	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. Outbound call to Borrower to discuss their dispute for credit reporting, stated was on a forbearance from XX/XXXX - XX/XXXX do to their spouse passing away, borrower did not realize their credit would be effected, advised reporting was correct Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/06/2021. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower was disputing the credit report, stated was on a forbearance from Jan - June 2020, borrower did not realize their credit would be effected, advised reporting was correct-01/11/2021. Automated Credit Dispute Verification to update the Date Of Birth to XX/XX/XXXX and the Fair Credit Reporting Act was reviewed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/25/2020. The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2018. Borrower inquired on the status of the loan. Associate informed borrower they could apply for modification but due to interest rates they may have more of an increase than their step rate modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. Authorized third party called to make a payment through the IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2021. Borrower called for information on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020. 12/16/2020 - Borrower called in with promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020. The borrower called to request payment assistance and was approved for a 3 month forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191559	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. Agent called to collect past due payment. Borrower wanted to verify whether or not a late charge would be assessed if paid that day. Agent advised it would not be. Borrower then made payment by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/16/2021. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower is disputing credit reporting. The servicer reviewed account and updated reporting with the credit reporting agencies.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2020. The borrower stated they had signed the final modification documents and they were notarized. They stated they would send them to the servicer using overnight mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752191558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020. Borrower requested a payment deferral and is ready to resume payments starting in October. She declined covid19 forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2021. The borrower called for general account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752191564	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020. On 01/30/2020, the borrower contacted the servicer to schedule a payment in the amount of $4,325.96.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191636	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. The borrower called on 01/04/2021 to discuss the recast process for the prior modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/26/2018. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Comments dating back to 11/26/2018 referenced the borrower filing multiple disputes regarding incorrect information reporting and the account being fraudulently opened. The issues were reviewed and there was no evidence of fraud. On 02/24/2020 notes indicated the information was correct and no changes were needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191550	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2020. Borrower states will make a payment in the month of October. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021. 01/06/2021 - Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/03/2021
752191544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Borrower stated not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. The servicer called and spoke with borrower following up on disaster impact. Borrower stated that their financial situation has gotten better better and requested more information on how to bring the account current. The agent went over forbearance extension which borrower declined and accepted the deferment offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2020. Borrower called for a status update. Borrower called in to request being taken off the forbearance plan and stated she is able to resume making her payments and does not need further assistance. Borrower confirms the property is owner occupied. Borrower states intends to keep the property. Borrower stated not interested in loan modification. Rep informed caller that due to the discharged bankruptcy, they are not liable for loan debt, but property lien is still valid and enforceable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/25/2021
752191557	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2020. Spoke to borrower and he advised he has current wind insurance and advised we need proof of insurance. Borrower stated he will contact his agent and have her call us. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019. Borrower called in states will mail payment today for $816.09.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2020. Borrower advised that they are ready to resume payment's
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021. Last contact with the borrower was noted when they were called to make a payment on the loan and loan is current on 2/2/2021
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752191527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020. Borrower requested an extension of the forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193513	2	[2] Loan is in Bankruptcy [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2021. Borrower called to set up automatic payments on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191539	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/28/2021. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. A verbal payment dispute was placed on 03/15/2019 and has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191530	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/01/2021. Authorized third party called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020. Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2021. 04/02/2021 -Borrower called in with promise to pay.
01/08/2021 -Borrower called in payment for $597.81 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752193518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2020. 11/10/2020 - Borrower called in regarding post forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2018. Borrower called in states 5/2020 payment was already paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/05/2021
752193472	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2021. The borrower called for general account information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/11/2020. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Dispute received and resolved on 08/11/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020. The borrower discussed trial payments for a loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191509	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. The borrower called to check on the status of the deferment. The agent confirmed it had been processed and that the loan is next due for 06/01/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191511	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. The borrower called for general account information
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/24/2021. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. On 10/29/2019, an automated credit dispute verified form was received. The borrower disputed the credit reporting; stating was sick and everything went downhill. The servicer verified that there was no derogatory information reported in past 24 months. The dispute was resolved. There were multiple credit disputes received and resolved during the review period. On 2/24/2021 credit bureau dispute was resolved and responded advising of changes made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2021. Inbound call from borrower on 2/9/2021 to make payment IAO $1,707.81.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. On 01/15/2021, the borrower contacted the servicer to schedule a payment in the amount of $578.21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/17/2021
752191506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020. 12/15/2020 - Borrower called in with promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2021. Borrower called in to get new interest rate, payment amount and copy of ammortization emailed to applicant.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Discharge date not provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752191496	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2019. The borrower was contacted for payment and borrower provided a promise to pay that day at the bank and then another on 06/20/2019 to bring the account current. The borrower explained that hardship was due to an extra payment previously taken out and is on a fixed income.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/20/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The borrower made an online payment and then called to dispute a payment that was taken out on 01/25/2019 and funds applied to principal. The borrower wanted the payment reversed and reapplied. Research found that the payment was a modification incentive and could not be reapplied. The servicer worked with the borrower to reallocate payment funds to understand the status of the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2020. On 9/2/2020 the borrower called and said made two payments and will make a partial payment on 9/15/2020. Said was financially impaired by Covid but is now back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191497	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2020. The borrower called and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2021. The borrower called in for general information of account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191493	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2021. Borrower called to make payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2020. Talk to borrower regarding payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. The borrower called on 10/14/2020 and advised they would go to a local branch on 10/15/2020 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752191514	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/06/2018. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Credit dispute received 4/6/2018 and noted as resolved on 4/20/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2021. The borrower was advised payment deferral was approved and next due for 05/01/2021 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. All comments were not provided for the discharge bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752191492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020. The borrower called in and discussed post forbearance options. Advised they are able to resume making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752191484	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2020. The borrower called to discuss general account information. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752191494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/01/2021. Borrower called and made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752191483	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Borrower received a check for a servicer error that caused them to not modify in XXX. Advised the credit report would be updated. On 47/2021, borrower called and promised to pay by phone $516.00. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191486	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/24/2019. The dispute type is Written and the reason is Loan data. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower submitted dispute of loan data.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. Borrower called to discuss the loan status and promised a payment. The reason for default noted as covid 19, excessive obligations, family death and illness. The borrower declined payment assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Borrower promise to pay on 04/30/2021 the amount of $1,175.01.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020. Authorized third party stated unable to make make payment over the phone. Advised the next due payment is for August 1st. Will attempt to make the payment closer to that date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752193466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020. The borrower called to request assistance and accepted a forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019. Borrower calling for account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752191471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2020. Spoke to borrower and he accepted payment deferral. Borrower is back to work and hours have picked up. Borrower stated he is ready to start making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193467	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2020. Borrower called and stated she was returned a call. Borrower stated she cannot commit to pay. She was not interested in home preservation options. State stated she will verify records to see if Aug payment was made.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/01/2020. The dispute type is Written and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2020. The borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752193464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Borrower called in to advise of resolved hardship and declined to extend the forbearance. The borrower opted for the pandemic deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752191470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191510	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2020. Borrower called and inquired of a modification to reduce the interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/01/2021
752191491	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2020. The borrower called to advise can resume making payments and accepted a deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. On XX/XX/XXXX the borrower reported XXX damage to XXX. Also stated that all repairs were complete. No evidence a claim was filed or an inspection completed. The damage repair amount is estimated at $X.XX. Property repair is complete. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2020. The borrower called in to state that final modification has been sent it and is due to arrive today,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021. Borrower called decline forbearance and requested deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2021. Outbound contact was made with the borrower to advise of the loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2018. Spoke with the borrower about the trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/03/2021
752191456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. The authorized third party called in to make a payment and paid. Made two payments today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2020. The borrower confirmed the unpaid balance and the interest rate of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Authorized third party called in and stated they where late because customer had issue spaying him for a job, servicer offered assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020. Customer calling in to request deferment of payments, Customer was advised to not make payments until the process is completed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. Servicer called and spoke with borrower regarding the review decision for follow up. Servicer advised borrower account will have to apply for assistance on missed payments. Borrower stated is going to stay on plan and keep making payments. Borrower hasn't been able to reach specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752191453	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2019. Spoke with Authorized third paty, advised Authorized third paty due to the discharged BK they are not responsible for the loan debt
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021. On 01/08/2021, the borrower contacted the servicer to schedule a payment in the amount of $2,374.53.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2018. The borrower called on 06/27/2018 to discuss their payment and get setup on automatic withdraws.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/02/2021
752193461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. The borrower made a promise to pay and was not interested in assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is fair. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752191447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. On 04/23/21 the borrower called to make a payment of $614.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2020. Borrower called and accepted deferral offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Borrower called Servicer on 4/30/2021 to make a payment in the amount of $800.05.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. The borrower called and scheduled a payment in the amount of $641.03
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/03/2021
752191468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2021. The borrower expressed concern for servicer calls; agent advised they were courtesy calls. The borrower was advised recent payment was returned as invalid bank account; borrower authorized a new payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/02/2021
752191452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191443	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020. The borrower was contacted for payment and borrower advised payment was already made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2020. 09/22/2020 - called borrower to request payment on past due loan - borrower promised to pay $1278.73 by mail on 09/21/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191440	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020. The borrower called to opt out of the forbearance plan. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/19/2021
752191467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2020. Borrower spoke with Servicer and said that payment wasn't made due to oversight. Borrower made a promise to pay $378.70.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193510	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2020. Borrower called in to follow up on disaster impact. Borrower completed forbearance and now current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2021. Inquired about general information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752191478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191420	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. Borrower called in to make a payment and agent asked borrower if the paperwork for Deferment was received. Borrower said yes but was not interested. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/11/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Payment dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020. Borrower advised that they were not interest in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191431	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects that the property is located in a XXX disaster area due to XXX. No damage reported. Comment dated XX/XX/XXXX reflects that the property is located in a XXX disaster area due to XXX. No damage reported.	04/30/2021	04/23/2021
752191415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2021. The borrower called in for assistance with missed payments. The borrower stated is ready to make payments again and exit the forbearance plan. The borrower accepted the deferment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191432	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. The borrower promised to pay in a branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. A monitored claim was filed for damages caused by a XXX on XX/XX/XXXX. The borrower noted on XX/XX/XXXX XXX damages as well as XXX. Comments on XX/XX/XXXX referenced funds in the amount of $X.XX were being held in escrow, and there is possible recoverable depreciation in the amount of $X.XX. Notes also stated the claim was reclassified due to the claim amount was below $X.XX. Due to the borrower not complying, a drive-by inspection was conducted on XX/XX/XXXX listing 1% of repairs completed. There was no evidence the repairs were completed or funds were released. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared Natural Disaster XXX area noted on XX/XX/XXXX. No damage was reported.	04/30/2021	04/16/2021
752191416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2019. Spoke with borrower, borrower advised of the Foreclosure status, Borrower is calling to set up payment, I processed payment iao $381.92 for 9/4/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752193456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191421	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2020. The borrower sent in a payment via wire or automated payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2021. The borrower made a one time draft payment by phone in the amount of $843.77.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2021. The borrower requested to opt out of covid 19 forberance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/09/2021
752193452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020. The borrower called on 11/06/2020 stating they lost their original job but found a new job in the XXXXXXXXX as a XXXXXXXX. The borrower had questions regarding their payment and was transferred to discuss the escrow account. The borrower also expressed interest in assistance options due to issues with affording the monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752191398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020. Servicer went over the payment deferral with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752191406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019. Called the borrower and went over the general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2020. The borrower called in to confirm active forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. The borrower called for general account information. The borrower requested a deferral in which was granted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752191390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2019. The borrower inquired about acceleration letter received; agent advised funds need to be received by 10/17/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191389	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2021. The borrower called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2020
752191427	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. The borrower called to cancel recurring withdrawals.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/25/2018. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower concerned about prior servicer reporting account as delinquent. Borrower advised XXXXX is not placing a dispute on the account and can follow up with the credit agencies if desired. Resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2020. The borrower called about the status of the loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752191388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2020. Borrower requested to be removed from from CoVID-19 Forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2021. Authorized third party called in to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2020. borrower called in to schedule payment of 1755.04 for 8/11/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752191370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. Borrower stated will make payment by 09/07/2020. Servicer advised forbearance plan is approved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted on XX/XX/XXXX; no evidence of damages.	04/30/2021	04/09/2021
752193496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2021. On 05/01/2021, the borrower contacted the servicer to schedule a payment in the amount of $464.36.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752191376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2020. Borr called in wanted to pay the rest of Oct. and then the full amount of Nov. Servicer took payment for $1,599 .65 and advised borr next payment due is for Dec. Also verified customer still wants to be in payment suspension, just incase spouse looses job again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2021. Borrower called and requested deferral for delinquent payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752193512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2021. Borrower called in to inquire of the escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020. An authorized third party called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2020. The borrower called to authorize a third party
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020. The borrower called on 12/17/2020 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster Area XXX noted on XX/XX/XXXX. No damages were reported.	04/30/2021	04/15/2021
752193511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2020. Borrower called to set up auto-draft payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. The borrower called in to setup a payment to be drafted on 01/14/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752191374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. Servicer call spoke with borr, borr stated made a payment online today 4/29/2021 for the amount of $960.49. Borr mentioned father passed away and had to pay something thing due to the funeral also in the past wanted us to give a lower interest rate and we didn't give it, and will try again. Borr doesn't want payment assistance and mention if we dont give a better interest rate will go with another company who will.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2020. Third party called regarding final mod documents. She wanted to know if we could wait to fie the final mod documents as the BK is almost completed. Advised that the borrower has 60 days to file the motion with the bankruptcy court. Also advised that the bankruptcy docket has to show the case as discharged and terminated. She stated that she will give us a call back in about a month with information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Unable to locate details of BK in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752191354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752191362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191363	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2020. The borrower was advised the loan has been updated to reflect the deceased borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191351	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. The borrower called in regards to the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/17/2021
752191339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752191334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/04/2021
752191353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020. Borrower promise top pay $733.08 drafting on 10/15/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2021. Borrower advised that they received the modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. The co-borrower called in regarding document needed from the trial period that she refused back in November stating needs to show tax advisor. The agent sent email to address on file via secure email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A claim was filed for XXX damage that occurred on XX/XX/XXXX. The claim was closed on XX/XX/XXXX with all funds released and a 100% inspection noted on XX/XX/XXXX.	04/30/2021	04/14/2021
752191333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020. Borrower called to resume payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752191323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020. The borrower called to request a payment deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Commentary reflects a discharged bankruptcy but did not contain the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2020. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XX/XX/XXXX-The property was located in a XXX declared disaster area due to XXX. No property damages were reported.	04/30/2021	04/17/2021
752191318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Borrower promise to pay on 01/15/2021 the amount of $575.77.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2020. The servicer discussed the forbearance and the deferral with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193439	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2020. 08/13/2020 - Borrower sent email to ask why was there a negative reporting to the credit bureau. Payments are being reported as past due. There are multiple late payments for the months of April through September 2020. The borrower requested to opt of the forbearance plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/13/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower disputed credit reporting while set up on a forbearance plan for the months of XXX through XXX XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2020. The agent informed the borrower that the deferral has processed and the account is now due for XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/29/2021
752191337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. The borrower called to inquire about the post forbearance status. The agent advised that a deferral was processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191313	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. The borrower called in to a return envelope to send in the documents.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/08/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A credit dispute was received on 09/08/2020 regarding the bankruptcy reporting. The account was updated and corrected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was dismissed on XX/XX/XXXX. A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191348	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2021. Borrower stated payment was already mailed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/31/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower disputed credit reporting. Servicer updated transaction history and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2021. 01/21/2021 - Borrower called in with promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752191304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2021. The borrower was contacted regarding the payment and learned the payment was mailed 1/22/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. Borrower stated is able to see why the payments increased
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020. The customer made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	01/12/2021
752191293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191306	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2021. Borrower called in and made promise to pay. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191287	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020. Borrower promise to pay the amount of $1,799.63.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/08/2021. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower letter received 04/08/2021 regarding their credit reporting and stated they were reported late incorrectly. Servicer research was completed 04/23/2021 in which the credit reporting was updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191316	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020. The borrower called to inquire about interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2020. The Borrower called in regarding escrow shortage. The Borrower was advised this is due to an increase of taxes and insurance. The Borrower advised they would call back to see if they can pay towards shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. Borrower called to confirm account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Property was in XXX disaster area (XXX) noted on XX/XX/XXXX; no evidence of damages.	04/30/2021	04/09/2021
752193436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Borrower called in and provided a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2021. The borrower called in to be removed from forbearance and wants to opt out due to ability to make monthly payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752193616	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2020. The successor in interest called in to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752191267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2018. The borrower called on 02/11/2018 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191290	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020. The borrower called to make two payments and advise of having been sick and affected by COVID along with additional obligations and expenses from surgeries. The borrower also wanted to schedule a payment for 01/02/2021 which would cover through 10/2020. The servicer advised account would be due for 11/2020 through 01/2021 and would have to call back the 3rd week of January to make the next payments. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. A claim was filed for XXX damage that occurred on XX/XX/XXXX with a claim amount of $X.XX per notes dated XX/XX/XXXX. A claim check for $X.XX was branch endorsed per notes dated XX/XX/XXXX. The claim was classified as enhanced endorse and release on XX/XX/XXXX. A drive-by inspection dated XX/XX/XXXX reported 0% completed repairs as the borrower did not comply with the agreed upon inspection. The claim was closed on XX/XX/XXXX. The damage repair amount is estimated at $X.XX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191291	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/01/2022.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2021. The borrower was concerned about a payment that was intended for the escrow shortage but was applied to principal curtailment. The servicer advised the borrower they should speak with the trustee to see how funds should be applied per the proof of claim. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan. The proof of claim was filed XX/XX/XXXX. On XX/XX/XXXX the plan confirmed arrears are $X.XX which is different than the amended POC of $X.XX. The commentary does not provide the reason for the difference. On XX/XX/XXXX the Servicer noted that the difference of $X.XX is due to the amended POC not being filed on time and the trustee was contacted XX/XX/XXXX and they advised they would not be paying any more. The adjustment is noted as being required on XX/XX/XXXX at the end of the plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191268	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2021. Authorized third party called for account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752191284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2020. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752191273	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Commentary reflects a discharged bankruptcy but did not contain the case-specific details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The borrower requested a payoff on 1/5/21.	04/30/2021	03/31/2021
752191263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2020. The servicer contacted the borrower tom advise they received signed documents and is currently completing the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2021. The borrower made a one time draft payment in the amount of $640.01
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2020. Borrower called to make a payment but did not have the banking information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. A payment in the amount of $901.58 was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/01/2021
752191300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020. The borrower called in to speak with a home equity department representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/18/2021
752191294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/23/2021
752191255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020. Outbound contact was made with the co-borrower, who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752191236	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. Co-Borrower called to schedule a payment for $1,608.84.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191244	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2020. The borrower called in to restart automatic drafts. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193419	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020. The borrower called to confirm receipt of the signed modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021. Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2020. Borrower called in to make a payment. No interest in home preservation option
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2021. Borrower called to confirm her payments were deferred. Agent confirmed per letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property may be located in an area impacted by a XXX disaster (XXX); XXX was damage and repairs were completed.	04/30/2021	04/24/2021
752191232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020. Borrower discussed information and changed checking account number for account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2020. The borrower opted out of the covid forbearance,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2021. Borrower called for year end information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752191269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. An authorized third party called in to get the payment mailing address and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX-The property was located in a XXX declared disaster area due to XXX. No property damages were reported.	04/30/2021	04/08/2021
752191233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752191242	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020. An authorized third party called on 12/30/2020 stating they were still interested in being appointed the successor and is working with their attorney. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/23/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Comments dating back to 05/23/2019 referenced the borrower disputing multiple issues regarding the application of the reinstatement funds, balance, credit reporting, and fraud claim. The borrower was informed on 05/23/2019 of the reinstatement process and loan was now due for 05/01/2019; as well as there was no error with the balance. A response was issued on 06/21/2019 confirming no fraud and no credit corrections were needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comments on 12/03/2020 stated a successor in interest/Executor of the Estate has not been appointed due to the requested documents were not received.	04/30/2021	04/28/2021
752191303	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. The borrower made payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2020. The borrower advised does not need forbearance extension and will resume making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191238	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2020. The borrower called in and made a payment in amount of $1500.00 and was provided with the confirmation number. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021. The servicer contacted the borrower regarding assistance options. The borrower stated that they can resume making payments and no longer needed assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752191276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2020. Borr called and made one time PBP of $2677.95, scheduled for 10/7/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191219	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2021. The borrower made a promise to pay. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2021. Inbound call from Authorized 3rd party to inquire about loan status, escrow shortage and payments. Servicer provided detailed information and amount needed to make the 3/1/2021 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752191216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2020. The borrower called and stated that she would like to resume making payments and would like to end forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2020. Borrower request to be removed from forbearance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752191240	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2021. The servicer called and spoke with borrower regarding payment. Borrower made a promise to pay $1073.96 at bank branch on 03/11/2021. Borrower stated that there is no hardship and is using grace period.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/06/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower disputed credit reporting. Servicer updated transaction history and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2018. Contact made with the power of attorney third party to discuss resetting and removal of the password on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2021. Borrower called and requested forbearance extension On 4/1/2021, authorized party called regarding the calls he received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2021. On 03/04/2021 the borrower advised their hardship due to COVID was resolved and requested an extension/deferment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019. Borrower called to modify a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Damage from XX/XX/XXXX reflects completed and claim is non-monitored.	04/30/2021	02/10/2021
752191249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2020. The borrower made a payment via wire
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/24/2021
752191211	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020. The borrower called to discuss collection calls and letters received. Stated has received calls since the loan was modified. Also discussed a cease and desist but unable to obtain the ex-spouse signature.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019. Borrower called to have 5/10/19 funds be refunded IAO 735.91.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019. The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193421	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. The borrower called in regarding escrow shortage payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752193615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. A payment in the amount of $1,997.76 was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments on 10/23/2020 indicated the servicer did not offer the borrower assistance options as the loan was is in charged off status. There was no further mention about the loan being charged off and the borrower is continuing to make payments	04/30/2021	04/09/2021
752191197	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2021. 03/15/2021- Borrower called in with promise to pay
02/19/2020 -Authorized third party called to make payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/15/2021
752193490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. The borrower was contacted for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021. The borrower called in regarding the modification and stated is not wanting to move forward with the modification or any other loss mitigation options at this time. The borrower stated will continue to pay and bring the account current without assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2018. The borrower called in about the payment increase and cited excessive obligations as the reason for default. The borrower is not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752193614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2020. 09/21/2020 - Borrower called in to request reinstatement quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752191222	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2020. The borrower was contacted in regards to getting modification paperwork signed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020. The borrower indicated regular payments could resume in 07/2020 and requested to set up recurring drafts; agent discussed deferring payments missed during forbarance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. The borrower was contacted and stated is still unable to locate a new job and decided to move forward with the deferral program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2020. The borrower called to confirm if any payment pending for March, was advised scheduled for 3/16 and has already been applied to the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2018. On 12/1/2018, the borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193409	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2020. The most recent contact was a call out to collect on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/29/2021. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower was disputing the the account history, status and ratings data. The servicer reviewed all of the date an determined it to be correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2021. Borrower called in to see why principle balance went up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020. Borrower promise to pay the amount of $405.03 drafting on 11/16/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2018. Servicer attempted to speak with Borrower but the connection was poor and the call was disconnected. No information was obtained and the Servicer has been unable to reach Borrower since.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is average. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2021. Borrower called to find out why receiving phone calls and letter saying the Forbearance was extended when it was not requested. Agent apologized and reassured borrower will not continue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191160	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/23/2021
752191187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2020. Borrower called and accepted deferral offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Pay history reflects evidence of delinquency during thy review period; however, no collection activity was provided for review.	04/30/2021	04/09/2021
752193400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2021. The borrower called to request a deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area for XXX as of XX/XX/XXXX; no damage reported.	04/30/2021	04/18/2021
752193399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2020. On 12/21/2020 XXX made a payment. She called her bank to remove the stop payment on her checking account. Scheduled to bring loan current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2021. The borrower called to confirm the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020. The borrower was contact for a payment. The borrower promised a payment of $1925.60 online on 11/6/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752191158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2021. The borrower called in a payment by phone in the amount of $594.57.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2021. Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2021. Borrower called in to discuss payoff/finance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2020. Customer requested COVID19 Deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752193410	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. Called and spoke to borrower who promised to pay $620.68 on 04/07/2021. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/26/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower stated fees were already paid via wire. Breakdown of the corporate advance balance provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752191163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752191168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. Borrower called in to request that the automated payments be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2020. The servicer went over several loss mitigation options. The borrower declined the forbearance extension and accepted the payment deferral workout plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. Borrower inquiry in regards to letter received in regards to recast and balance. Each explained to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2020. Borrower called to advise able to resume payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019. The most recent contact was a call in to discuss the repayment plan at the time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2020. The borrower accepted the Fannie Mae Covid-19 payment deferral plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2020. The borrower stated they no longer need forbearance after it ends.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/02/2021
752191132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2020. The borrower called to make a payment for the escrow shortage and declined the Covid-19 Forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2020. The borrower called in with the insurance company to discuss the insurance payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193491	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2021. On 03/22/2021, the borrower informed the servicer of being ready to resume payments in April and accepted a deferral for the payments missed during the forbearance. The borrower also inquired about the insurance policy and reported XXX damage from XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower reported XXX damage due to the XXX on XX/XX/XXXX. No evidence a claim was filed or funds received. No further updates provided. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX-declared disaster area for XXX, and incurred XXX damage, as reported on XX/XX/XXXX. No active claim was opened and the damage is not repaired.	04/30/2021	04/20/2021
752191152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2021. Borrower called to have funds in suspense applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752192455	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2020. The last contact with the borrower they wanted information on a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020. On 12/14/2020 the borrower called to make a payment of $3018.33.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020. On 4/9/2020, borrower called and promise to pay $1085.25
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752191127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752191359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020. Inbound call from borrower on 12/17/2020 in response to notice received regarding confirmation of debt. Also borrower requested a better interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752192453	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020. Spoke to the borrower and they set up a payment for 12/15/2020 and discussed special forbearance claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752191150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2021. The borrower called to update their contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752192451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/18/2021
752192456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2020. On 07/24/2020 Inbound call from borrower and called to discuss the forbearance plan repayment, selected the XXX payment deferral resolution: Also notify her july payment were not made and she would be charged late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2020. The borrower called in requesting payment deferral option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019. Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020. On 9/29/2020, the borrower called in to bring the loan current and requested another extension for the forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752191096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/22/2021
752191082	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2018. Borrower advised of resolution of credit dispute.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021. The servicer cvontacted the borrower for payment. The borrower made a promise to pay $2445.80 online on 01/15/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752191103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Pay history reflects evidence of delinquency during thy review period; however, no collection activity was provided for review.	04/30/2021	04/09/2021
752191072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2019. The borrower called to discuss the incentive plan for the modification. The agent advised that the payment will be amortized during the interest rate change and a new payment will be reflected on the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752193384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020. Inbound call from borrower on 10/2/2020 to request missed payments be deferred. Servicer processed deferral request and advised borrower to await confirmation letter from XXXXXXX it will provide next payment date for November 1.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752193392	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. On 04/05/2021, the borrower contacted the servicer to schedule a payment in the amount of $1,161.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191074	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2021. The borrower called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752191070	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2021. The authorized third party called in and made a payment in amount of $6729.42 and was provided with the confirmation number. The borrower advised that since the loan was brought current no longer needs the forbearance plan. On 4/20/2021, borrower called and promised to pay $1097.24. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. Borrower called to discuss the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752191086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2020. Borrower requested payoff. Comment dated 08/30/2019 borrower inquired about deferring the September payment. Associate informed borrower deferment is not available and offered a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/16/2021
752191079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2020. The borrower called in and enrolled in recurring withdrawal
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020. the customer provided a payment in the amount of $499.42
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2020. The borrower contacted the servicer of a notice they received from the county about discounted school taxes due by a certain date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy details were not clearly stated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021. The borrower called for the Welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752191091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2021. Inbound call from borrower on 4/8/2021 returning a call from XXXXXXX. Borrower made promise to pay on 4/10/2021 IAO $1,332.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2020. Borrower stated they are receiving billing statements when it has been paperless and hopes it is not fraud.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/16/2021
752191065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2021. Borrower called in to discuss general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. On 4/23/2021, the co-borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752191036	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2020. Borrower chose payment deferral and made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752191043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2020. The borrower inquired about refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2020. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2020. Spoke to the borrower and they set up a one time payment for 07/01/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752191038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752193381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020. The most recent contact was a call in to opt out of the forbearance plan, resume payments and to request that the balance be deferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752191019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Borrower called to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/31/2021
752193386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020. Inbound call from borrower on 12/15/2020 to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2020. On 11/25/2020 Borrower called to inquire about applied funds and was provided with the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752191054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/01/2021
752191077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2020. The most recent contact was a call in to request an reapplication of a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752191007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191004	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/02/2018. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower submitted a credit bureau dispute through credit reporting on 4/2/2018. Responded/resolved 4/12/2018
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2020. Inbound call from borrower on 7/20/2020 to inquire about payment. Customer made payment and funds were in suspense and requested they be applied to her monthly payment to lower the amount owed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A loss draft claim was filed, due to XXX damage to the subject property, on XX/XX/XXXX. As of XX/XX/XXXX, all loss draft funds were disbursed and the claim was classified as non-monitored. As of the review date, there is no evidence of unresolved property damage.	04/30/2021	04/06/2021
752191013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020. 04/17/2020 - The borrower called in to inquire about options for a refinance. The agent transferred the borrower to the appropriate department for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area XXX declared on XX/XX/XXXX. No damages were noted.	04/30/2021	04/22/2021
752193497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2020. The last contact was with authorized third party and they stated no longer need the forbearance and can get caught up..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190992	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. the borrower provided a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021. 01/08/2021 - Borrower called in with promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191124	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2019. Borrower promise to pay the amount of $65.00. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752190988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2020. the customer called to discuss if the insurance was in place
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2020. On 12/22/2020 Borrower called was advised of past due amount and inquired about Refinancing loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/01/2021
752191055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2021. The borrower called and stated the monthly statement did not reflect the funds that were sent in for the March payment. Agent advised the payment was short by $41.74.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/09/2021
752190996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2021. The borrower called to verify receipt of updated tax information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/15/2021
752192457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2020. The borrower called in to make a payment an review the loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/29/2021
752193369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190997	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752193370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020. The most recent contact was a call out to the borrower to answer general questions about the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2020. The borrower called regarding the deferral amount of the loan. The borrower was advised of the deferral process and was provided the unpaid principal balance and confirmation of paid insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193374	3	[3] Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date [3] Title Issue -: Legal Description	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2018. The most recent contact was to discuss payments on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. The legal description is missing the mobile home information and there is no commentary indicating that the issue was resolved. The legal description is missing the mobile home information and there is no commentary indicating that the issue was resolved.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752193426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2020. The servicer called and spoke with borrower to collect on past due loan and call was transferred to home preservation department. Borrower is seeking payment deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment XX/XX/XXXX: Loss draft check for $X.XX, received XX/XX/XXXX, for XXX XX/XX/XXXX, issued XX/XX/XXXX. Non-Monitored loss check Endorsed and Released by Branch.	04/30/2021	04/09/2021
752193471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. The most recent contact was a call in for general account information and maintenance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190974	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/23/2021
752191053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2021. The borrower called in regarding letter received. The agent advised letter dated 02/24/2021 states loan is under review for payment assistance and new letter dated 03/02/2021 reflects payments were deferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Comment dated XX/XX/XXXX references a discharged bankruptcy but the chapter filed, filing date, case number, and discharge date not located in updated comments provided for retouch review period XX/XX/XXXX - XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018. On 3/30/2018 borrower accepted workout options and reason for default: Excessive Obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190998	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. 01/07/2021 - Borrower called with a service complaint because borrower upset denied for a refinance - discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752191025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021. the customer provided a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2018. Spoke to the borrower and they wanted to know if they were set up on auto pay. The customer was advised do not have the ability to set that up and would need to transfer to the bankruptcy department. The call was disconnected prior to the transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752191026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020. The borrower was contacted regarding the payment and learned from the borrower that the payment was made online yesterday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020. The borrower called to confirm forbearance was removed and deferral completed and then made the November payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752193368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2019. The borrower called in and made a payment in amount of $712.86 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752190980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021. The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752190939	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2020. Borrower called in to get steps for check endorsement, servicer advised of procedures. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752191308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2018. On 08/01/2018 Advised XXXXXXX of the assigned specialist and continued to assit XXXXXX regarding payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190951	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. The borrower was contacted for payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/18/2021
752190943	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190979	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2018. 06/07/2018 - Borrower called regarding $3300.00 payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/03/2021
752190931	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752191029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2021. Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. The borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752190963	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/19/2021
752190917	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019. Borrower made a payment in the amount of $920.18.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/07/2019. The dispute type is Written and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Payment dispute was noted on 01/07/2019. Dispute was resolved and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2020. Outbound contact was made with the borrower to discuss assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a XXX zone for XXX as of XX/XX/XXXX; no damage was reported.	04/30/2021	04/09/2021
752190925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. The borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. The customer provided a payment in the amount of $338.56
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752193444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2021. On 03/29/21 the borrower called to make a payment of $863.79.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/29/2021
752190901	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. The borrower called about escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752190889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021. The borrower called in with payment questions. The agent advised that the $100.00 payment went to the holding account and was applied to principal on 01/06/2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. Comments reference a bankruptcy by the chapter filed, filing date, case number, and status was not located in comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752193371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020. 11/09/2020 - borrower called to check on next due date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193465	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2020. Borrower opt out of Forbearance Plan, not interested in Loss Mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020. Borrower scheduled payment. Comment dated 11/16/2020 borrower called regarding being denied modification assistance and wanted to know the amount past due and how long they have before going into foreclosure. Associate informed they are due for December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752190884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2020. The borrower called in regarding the covid-19 XXX solicitation post forbearance letter received. Borrower advised is ready to resume making payments and accepted the deferral solicitation offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Comments reference a discharged bankruptcy but the chapter filed, filing date, case number, and discharge date not located within comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects that the property is located in a XXX disaster area due to XXX. No damage reported.	04/30/2021	04/13/2021
752190907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2020. On 10/12/2020 Borrower called in reference to account and was provided with the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a XXX zone for XXX as of XX/XX/XXXX; no damage was reported.	04/30/2021	04/29/2021
752190876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/01/2021
752190860	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2018. The borrower made a payment of $795.02 and declined loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021. Authorized third party son called to schedule a payment and stated that the payments would be called in each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The comments indicate that there was a prior bankruptcy filed in XX/XXXX and discharged in XX/XXXX. The specific dates and details were not clearly stated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190863	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020. The borrower called to advise the Servicer of the death of co-borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2020. An agent called for late payments and the borrower advised she had mailed checks for both accounts on 12/10/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2018. Borrower called Servicer on 7/16/2018 to make a payment over the phone in the amount of $567.81.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/02/2021
752190837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752193507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2020. Borrower request to be removed from the forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2020. Borrower called with general escrow questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX Declaration XXX - Incident Period: XX/XX/XXXX - XX/XX/XXXX with no reported damage.	04/30/2021	04/09/2021
752190839	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020. 12/14/2020 - borrower called for escrow information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190833	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. On 04/12/2021, the borrower informed the servicer of receiving the check and will take it to the bank. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752190827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2020. Borrower stated is now able to resume payments and accepted deferral offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752190821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020. The borrower called and with questions regarding refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. Executive complaint due to escrow on the account, resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2019. Borrower called and discussed tax information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752190815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted on XX/XX/XXXX; no evidence of damages.	04/30/2021	02/23/2021
752193413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2019. The borrower called to verify insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2018. The borrower called to discuss the documents needed to progress the modification review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190804	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2020. The borrower called to discuss the hazard policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. During a call on XX/XX/XXXX the borrower advised of XXX damage repairs in progress. The commentary provided does not reflect that a claim was ever filed, the damage details or if repairs were started. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. On 12/03/20 the borrower called to remove recurring payments and to make a payment of $746.06.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752190768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2020. The borrower called in to get some general information on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752190759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/23/2021
752191675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752190761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2020. The servicer called and spoke with borrower and went over assistance options and offered deferment. The borrower accepted covid deferment and was advised of account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752190752	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. The servicer advised the borrower the deferral was processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. Borrower stated they were affected by the natural disaster and had issues with XXX. No indication of a claim filed or repairs completed. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752190750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2021. Borrower advised the reason for hardship has been resolved and cannot make payments once again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020. Unauthorized 3rd party called to see if payment cleared and was advised will need to contact his bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2018. The borrower called to make a promise to pay and declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190740	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020. Borrower called on 3/13/20 to request assistance with 1099 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2019. Borrower asked how to go about leaving home to children.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/01/2021
752193402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. Borrower called for his year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190731	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2021. The borrower called regarding multiple attempts for automatic withdraw causing non-sufficient fund notices.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. During a call on XX/XX/XXXX the borrower advised of XXX damage that was repaired. The commentary provided does not reflect that a claim was ever filed, the damage details or if repairs were started. Property repair is complete. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/03/2021
752193406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2020. Outbound call to borrower on 12/18/2020 to collect payment. Borrower promised to make payment IAO $1,399.12 at local branch on 12/31/2020. Borrower advised reason for default: Excessive Obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193506	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2020. Borrower called to verify their one time payment to cure the forbearance delinquency and was to set up auto draft.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/02/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower reported multiple late payments and borrower opted out of the forbearance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190722	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. The borrower called to request loan information and payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Commentary reflects a bad mailing address.	04/30/2021	04/05/2021
752190717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2020. The borrower called to make a promise to pay and declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2021. Inbound call from borrower on 3/29/2021 to update account information and online password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2020. Borrower called to schedule payment. On 07/10/2020 borrower declined forbearance extension and accepted the deferral offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190700	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2021. Inbound call from borrower on 2/10/2021 to make one time payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/16/2019. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. The account information was reviewed and cerifified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2020. Borrower made payment in the amount of $2381.04.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/02/2021
752193343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. The Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752193453	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/26/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/13/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752190693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2021. The most recent contact was a call in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752190692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/19/2021
752190683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020. the customer was contacted and the terms of the loan modification was confirmed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2020. The authorized third party called with payment questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190682	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. Inbound call from Auth 3rd party called in a promise to pay Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2021. Borrower called to discuss the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752190679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2021. The authorized third party called in and made a payment in amount of $968.07 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2020. Inbound call from borrower to modify scheduled payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/10/2021
752190670	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020. Outbound contact was made with the co-borrower, who inquired about the payments and stated will send the death certificate for the deceased borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752190766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752190663	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020. On 12/14/2020, the borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752190662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021. Inbound call from Borrower, wants to delete taxes from their escrow and pay on their own
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2020. Contact with borrower shows they requested to be removed from forbearance, borrower advised cannot promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2018. Spoke with borrower in regards to payment due
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752193405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2021. The borrower wanted to resume payments and end forbearance. The borrower requested a payment deferral and move payments to the end of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to XXX as cited on XX/XX/XXXX, with no property damage cited.	04/30/2021	05/01/2021
752190646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2021. Inbound call from borrower 3/1/2021 to inquire about recurring payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020. Borrower requested review for XXX payment deferral in portal, declined forbearance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752190642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752191366	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020. Outbound call made to borrower to follow up on disaster impact. Borrower has requested to opt out of forbearance plan. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/29/2021
752193335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/16/2021
752190638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752193340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2018. Spoke with casework agent, stated wanted to reach a certain agent, was not available at time
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/03/2021
752190635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2020. Borrower called regarding notice they received from their insurance company and informed of the carrier change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Bankruptcy was released on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190629	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2021. Inbound call from borrower on 4/17/2021 to inquire about Escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752190624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2019. The servicer discussed Chapter XX bankruptcy and processed the borrower's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752190627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/17/2021
752190628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2020. Inbound call from borrower on 10/2/2020 to discuss Final Modification documents, and to make a payment. Servicer advised final documents are not yet available and next payment due is 10/2/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/03/2021
752190620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2020. Borrower called in for general information and to discuss another loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/10/2021
752190625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2020. On 07/30/2020 Borrower called in reference to letter receive about the account and was advised of Recast mod incentive information on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. XX/XX/XXXX Commentary states discharged Bankruptcy. There was no other information located on the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/02/2021
752190616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190617	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019. The agent advised that they are researching the inquiry that was received regarding a missing payment. The borrower stated that they sent the funds elsewhere and no longer require additional research. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/03/2021
752190655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2020. The servicer spoke to borrower and he stated he received the letter regarding assistance options and that he had reduced work hours. He is still recovering from XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2020. Borrower called about recast letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Case specifics were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/03/2021
752193333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752190619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020. Borrower called in to make a payment through the automated system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190602	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021. The borrower stated that their ex-spouse has passed away and is requesting that their name be removed from the account. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2018. Authorized third party request to have the mortgage reinstated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752190590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020. Inbound call from borrower on 3/11/2020 to inquire if there have been any calls from a third party, borrower was advised no.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193331	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2020. Contact with borrower to collect past due amount, promise to pay taken. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/01/2021
752190589	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2020. Authorized third party (Successor-in-interest) cited death of borrower as the reason for default and provided Successor documentation. The ATP intends to retain the property. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2020. Borrower called and was advised modification approved and pending review of signed documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190592	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. The potential Successor In Interest called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/24/2019. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A credit dispute form was received 06/24/2019. The Servicer completed research 06/27/2019 in which the servicer determined there was no error in credit reporting due to the Chapter XX bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Notation confirms a chapter XX discharged bankruptcy but does not provide the details of the case.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752190588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in as XXX declared disaster area due to XXX as cited on XX/XX/XXXX, no property damage evident.	04/30/2021	03/22/2021
752193329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2020. The Borrower called in to confirm the deferral, they were advised that the letter of confirmation was sent 2 days prior.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020. Servicer spoke with authorized third party, mom who stated they are not sure why payment was not made and will check with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752190583	2	[2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2021. The potential successor in interest called to make a payment and a payoff estimate was provided. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX. Bankruptcy dismissed. Bankruptcy cramdown completed per comments on XX/XX/XXXX; the amount was not noted. On XX/XX/XXXX the XXX case was dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752190581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2020. Borrower called to make a payment and to verify an automatic payment request that was set up on previous call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 08/26/2020-The property was located in a XXX declared disaster area due to XXX. No property damages were reported.	04/30/2021	03/15/2021
752190580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. Borrower called to inquire about billing statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2021. On 1/31/2021, the borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752190578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. the customer provided a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020. 01/24/2020 - borrower called for general account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX - XXX declared disaster area for XXX XX/XX/XXXX - XX/XX/XXXX. No damage noted.	04/30/2021	02/26/2021
752190572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2018. Servicer spoke with Borrower on 8/17/2018 and Borrower made a payment in the amount of $517.63 over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary on 10/8/2019 indicates that Customer may have been impacted by Disaster DR 4466. There are no property damages noted.	04/30/2021	04/09/2021
752190571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2020. Borrower called to get year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2020. The Borrower called in to make a payment for July. The Borrower was advised of the forbearance on the loan through September. The Borrower stated there was a miscommunication and that they wish to resume payments and complete a deferral. The payment was processed on the call, and the deferral was later approved on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2020. Called borrower to follow up on disaster impact. Extended the forbearance for borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2020. The borrower called in and made a payment in amount of $730.00 and was provided with the confirmation number. The agent went over covid assistance options and protections and borrower requested to have the amount pushed to the end of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2020. The customer called concerning the endorsement of the insurance claim check. The claim was classified as non-monitored and the check was endorsed and mailed to the customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190556	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2020. The borrower called in regards to status of the claim. The borrower stated went to a branch to have the check endorsed, was advised to call while at the branch so that they can give the branch the okay to endorse the check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower called on XX/XX/XXXX to discuss a claim due to XXX on XX/XX/XXXX. Damages details not provided. The claim was classified as monitored on XX/XX/XXXX. The agent advised the borrower to go to the branch office for endorsement and have the agent call for approval. No further updates provided. Property repair is in process. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster impacted area by (XXX) XXX on XX/XX/XXXX. No notes regarding damage.	04/30/2021	02/23/2021
752190564	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021. Borrower called in to make a payment through the automated system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/17/2021
752190565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/03/2021
752190659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752190560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020. The borrower called in and made a payment in amount of $1556.04 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/24/2021
752190561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2019. Borrower was advised of payment due. Borrower stated payment was made on 09/23/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. On 01/15/21 the borrower called to make a payment of $475.89.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190553	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. Borrower called in payment for $365.13 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020. The servicer discussed the loan modification, quit claim deed and credit reporting with the borrower. The servicer advised the borrower that the account is updated and current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2021. the customer provided a one time draft in the amount of $1487.69
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752190546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020. Borrower called about automated payments and to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2021. Inbound call from borrower on 2/11/2021 to inquire about escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/31/2021
752190548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020. Borrower called in to make a payment through the automated system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2020. The borrower called ot make a payment in the amount of $1350.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752190538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752190536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020. The borrower scheduled a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752193330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2020. Inbound call from borrower to request removal from forbearance plan and resume regular payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752191274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2020. The borrower confirmed payments current and not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019. Co borrower scheduled payment. Comment dated 07/02/2018 borrower called to provide confrirmation number of payment process. Associate informed servicer will begin the process to finalize the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190532	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in a XXX Disaster event due to XXX noted on XX/XX/XXXX.	04/30/2021	03/03/2021
752190529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. The borrower called to see if the payment deferral was processed. The agent confirmed that it had been and that the loan is next due for XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752190528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX reflects that the property is located in a disaster area due to XXX declared XX/XX/XXXX. No damage reported.	04/30/2021	02/22/2021
752190522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2020. Authorized 3rd party called to make a promise to pay and update all contact information, also updated the online login information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752190520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190912	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2021. The borrower called in regarding account. No further details provided. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018. The borrower called and advised a payment was made at the bank and reason for default was duet to curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2020. The borrower set up a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2020. the customer called to add names to the account and to inquire about the correspondence sent via mail
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/24/2021
752190515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190510	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019. Borrower called to make a pay by phone IAO: 2327.19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. The authorized third party called in regards to general information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752191104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2019. The servicer discussed refinance with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Per comments dated XX/XX/XXXX, the property was damaged by XXX on XX/XX/XXXX. Claim was filed and check was received. Check endorsed and released.	04/30/2021	05/01/2021
752190507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019. Inbound call from borrower 4/11/2019 to inquire about escrow and pr0mise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. The borrower called in and made a payment in amount of $472.18 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/05/2021
752193443	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2018. The borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752190651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2021. Inbound call from borrower to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752190509	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2021. The borrower called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/01/2018. The dispute type is Written and the reason is Loss Mit Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower was disputing through their attorney and the congressman for their district the loan being referred to foreclosure and the escrow amounts, insurance coverage and force placed insurance and loss mitigation. Servicer approved a loan modification with a trial, the trial was paid but the Borrower reinstated the loan and the foreclosure was closed on XX/XX/XXXX. File was closed on XX/XX/XXXX. There was no further communication.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2021. Inbound call from borrower to request payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2018. Outbound call to borrower regarding past-due loan status; borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018. Borrower called about payment application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752190499	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2021. The borrower discussed general account information via chat.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The commentary dated XX/XX/XXXX reflects a discharged bankruptcy. The case details are not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is in a XXX disaster area affected by XXX, XXX, per notes dated XX/XX/XXXX. No property damage was reported.	04/30/2021	05/01/2021
752190504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. 04/16/2021 - Borrower called in with promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020. The borrower stated reason for default as servicing problems and that they are not in need of a forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/05/2021
752190494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2020. The borrower requested the deletion of the escrow account. The request was honored on 03/09/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/16/2021
752193379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019. The authorized third party called to to discuss the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752190490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019. Borrower stated he just mailed his July payment and asked could he make payments toward his late fees, servicer agreed and customer said he'd send $500.00 towards the late fees he owe.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. 04/30/21 Contact with the borrower was noted when they made a payment by phone draft and loan is current.

The authorized third party called in and made a payment in amount of $614.96 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2018. The servicer discussed and answered the borrower's questions regarding Chapter XX bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190491	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2020. Authorized third party requested that a payoff statement be provided vial email. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019. On 07/05/2019 Borrower called in reference to status of Modification documents. Borrower was advised there was no further clarification needed at the time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/05/2021
752190488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2020. Borrower called and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/02/2021
752190483	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2021. On 04/02/21 the borrower called to make a payment of $203.19. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per notation XX/XX/XXXX, the property is located in a XXX Disaster Area for XXX. There is no evidence of property damage.	04/30/2021	05/01/2021
752190485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020. The borrower called in and made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/03/2021
752190478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020. 06/16/2020 - The borrower called in and to change the auto withdraw to pay additional towards the principal. Also, the borrower needs the maturity date of the loan and amortization to pay mortgage off two years early. The information was provided and the borrower occupies the property and intends to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. All comments were not provided for the discharge bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2021. Borrower called Servicer on 1/22/2021 and made a payment in the amount of $1,247.85.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/03/2021
752190476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/22/2021
752190484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020. Inbound call from borrower 9/8/2020 advising of promise to make online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190470	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD. A claim check for $X.XX was received on XX/XX/XXXX, which was endorsed and sent to the borrower an a non-monitored claim. Neither he nature of the damage nor date of loss were not indicated in the commentary. On XX/XX/XXXX, the servicer received a letter from the city for violations due to the disrepair of XXX which indicated that it had XXX damage. The violations declare the property unfit for human habitation. There is no evidence of repair. Property repairs have not started. The property condition is fair. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752190471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752190468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2020. Borrower called about wiring $18,660.46 to reinstate account. Curtailed income was cited as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Case specifics were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752190474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020. The borrowers called for assistance with getting registration sticker for their mobile home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190563	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2021. 02/15/21 Successor in interest called inbound to review the loan and to review the applied funds summary

The verified Successor called in servicer waived late fee due to borrower passing away and processed address change. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752190469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190466	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/05/2021
752190467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/02/2021
752193575	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190463	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2020. Borrower spoke with Servicer on 8/17/2020 and had questions why there was no reporting to the credit bureau on their timely payments. Servicer requested review by the QC department and the issue has been resolved.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/17/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower disputed lack of credit reporting on 8/17/2020. Servicer investigated and submitted necessary revisions on 10/16/202020 and there was no further communication from Borrower regarding credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2021. Inbound call from borrower on 4/19/2021 to inquire about principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752193344	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. On 04/22/2021, the borrower contacted the servicer to schedule a payment in the amount of $296.57.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/03/2020. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Payment dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752190462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2021. Borrower called in to opt out of forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2019. The borrower called to request to have a payment reversed and applied to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/16/2021
752190460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752191674	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193424	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2021. Borrower called to get the amount due on the HELOC.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/11/2020. The dispute type is Verbal and the reason is Billing Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower concerned regarding billing statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2021. On 02/12/2021, the borrower contacted the servicer to add a new contact phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2021. A payment in the amount of $799.92 was made and inquired about information / maintenance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is in a XXX disaster area affected by XXX, XXX, per notes dated XX/XX/XXXX. No property damage was reported.	04/30/2021	04/09/2021
752190458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/31/2021
752193318	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019. Called and spoke to borrower who was unable to provide the information necessary to make a workout decision..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2020. Borrower called Servicer on 8/19/2020 to make a payment in the amount of $652.66 over the phone. Borrower advised on 2/18/2018 that the reason for default was terminal illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/03/2021
752190452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2018. The servicer spoke with borrower and advised that they have the August payment and it should be a few more days for the modification to post then everything should be updated and will follow up next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2021. The borrower called for general information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019. The most recent contact was a call in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2020. Borrower promise to pay $636.96 drafting on 01/30/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2021. The borrower called regarding previous year 1098 tax information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190453	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019. The borrower made a payment over the phone. The servicer set the borrower up on automatic draft payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752193425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/15/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021. The borrower called in with payment questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2020. The borrower called and advised that paid at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752190450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020. Co-borrower called about COVID assistance options and escrow shortage. Servicer explained forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2019. Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752190445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190443	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/18/2021
752191361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/16/2021
752190440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2021. Went over policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 10/26/2018 Property is located in a disaster area due to XXX. No evidence of damage.	04/30/2021	04/29/2021
752190439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/24/2021
752190438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018. Borrower stated will make payment by 05/30/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190437	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. The borrower called in reference to the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Payoff statement requested 4/16/2021.	04/30/2021	04/29/2021
752190435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2020. The borrower called in to go over post forbearance options and opted for COVID deferral plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. On XX/XX/XXXX comments indicate discharged BK but no other information provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752190652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2020. Borrower stated will make payment online by 09/25/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752190501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2020. Notes indicated servicer received letter from borrower regarding overpayment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752190427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/03/2021
752190594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2021. Borrower called to request a escrow analysis and the reason for that is a change in the taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2021. Borrower called in regards to insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/03/2021
752190423	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/15/2020. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/03/2021
752190311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2021. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2021. 01/15/2021 - Borrower called in with promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020. The servicer advised borrower that online payments are not available due to the forbearance. Borrower advised not interested in the plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190420	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2020. Borrower called Servicer on 10/29/2020 regarding the escrow refund check. Servicer advised that they were in the process of having it reissued in a different name and overages cannot be held in the escrow account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/14/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower submitted a credit bureau dispute on 8/14/2020. Servicer completed research and made necessary corrections to the credit bureau on 2/7/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190419	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/23/2021
752190430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/18/2021
752190593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/17/2021
752190418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2019. The most recent contact was a call out to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/04/2021
752190415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2020. Borrower called regarding billing statement and escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/05/2021
752190417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. Borrower called for escrow information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2021. The borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752190414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/16/2021
752190425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. Borrower was advised of the account status, last payment received and next due. Billing statement will be mailed out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752190412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190410	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/10/2021
752190409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752190405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2018. The borrower called in to inquire about their escrow balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2019. Spoke to borrower regarding payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021. Borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021. Borrower advised a check was reissued last summer but the check has since expired and the funds returned to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752190308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019. Borrower stated they forgot they had auto pay, scheduled the February and March payment and reset the auto draft for weekly payments in the of $130/week with additional funds going towards principal to begin 03/22/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190402	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2021. Borrower called and made a promise to pay. Last skip trace noted 01/04/2021. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/02/2021
752190404	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2020. Borrower stated that they were set-up on auto draft payments but the payment for November was not taken out. Advised the borrower that research would be done of the issue. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/05/2021
752190403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2018. Borrower called in regarding the loss draft letter received. The borrower stated the repairs will be complete XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Per notation XX/XX/XXXX and XX/XX/XXXX, the servicer approved the borrower for a non-monitored claim. The servicer allowed the insurance company to write the claim check directly to the borrower so all funds were disbursed to the borrower and the claim was closed on XX/XX/XXXX. Per notation 10XX/XX/XXXX, the property is located in a XXX Disaster Area for XXX. An insurance claim was filed by the borrower but all funds were released with no final inspection needed to close the claim.	04/30/2021	02/10/2021
752190401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020. The borrower made a promise to pay 12/18/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190400	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Payoff requested via email on 3/3/21	04/30/2021	04/09/2021
752190396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2019. 01/08/2019 - Outbound call to the borrower to collect on past due account, The borrower is unable to commit to pay and is not interested in home preservations. The borrower is waiting on information on recoverable fees and the reason for default is due to excessive obligations. The borrower was unable to provide necessary information to make a workout decision. The property is not owner occupied and vacant but intends to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is fair. The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752190398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752190322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2020. Borrower called for covid assistance and accepted deferral option
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190911	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2021. Servicer spoke with Borrower on 12/31/2020 and Borrower advised that they would prefer to make payments on their own and had Servicer delete the auto draft. Servicer spoke with Borrower after the review period and Borrower made a promise to catch up payments by the end of February, 2021. On 4/3/2021, borrower called and promised to pay . Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/03/2021
752190397	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2021. The borrower made a promise to pay. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/04/2021
752190393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2021. The borrower called to inquire about recent payment that was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018. Customer calling in to reach their single point of contact. Requested a call back via customer service
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/18/2021
752190392	3	[3] Title Issue -: Senior Liens	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2021. The borrower called in to make a payment and declined auto pay. On 4/1/2021, borrower called and promised to pay $780.89.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Comments on XX/XX/XXXX state discharged but no other case details located.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property. Lien found on title. Borrower was advised the lien was still on title but was removed only for the purpose of modification.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752190307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752190387	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2020. The borrower made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/12/2020. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. 10/12/2020 Payment dispute noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019. Borrower set up automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2020. The borrower called to request a deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2020. Borrower made a draft payment in the amount of $1,247.29.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190379	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2021. Borrower called about the payoff amount, maturity date and interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2021. The borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190882	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. The borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2018. The borrower called to make a payment for October but did not have the correct n=banking information the borrower stated will be through automated phone system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/01/2021
752190376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2018. The borrower called in to delete automatic payments. The agent advised that the 01/02/2019 and future payments will be deleted. Borrower asked about recent payment for today and the agent advised borrower may want to reach out to their bank to possibly complete a stop payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/12/2021
752190300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2020. the customer called and stated that he got a threatening letter. The customer was told that the missed payment per her deferral agreement would be put at the end of the contract
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752190321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2018. Borrower called with a statement problem/concern.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752190372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2021. Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was impacted by XXX as noted on XX/XX/XXXX. No damage was noted.	04/30/2021	03/18/2021
752190310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020. Borrower called as they were not able to make payment online, advised they wanted to be removed, opted out of the forbearance plan and scheduled payment. Comment dated XX/XX/XXXX borrower rejected modification offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/11/2021
752190366	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2021. The borrower made a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752190365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020. Borrower called for the general status of the loan. the borrow was advised of temporary assistance. The borrower was advised to call back once financial circumstances change
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752190364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190320	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. The successor in interest (son) called to report the passing of the co-borrower and wants to make the payments to keep the account current. The intent to keep the property is not known at this time. Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/23/2021
752190359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752190654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/24/2021
752190354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2021. The borrower called to make a payment and discuss escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752190357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2021. The borrower called in a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/12/2021
752190356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752190361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2021. The borrower called about lender placed insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/05/2021
752190316	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 10/22/2020 unauthorized party informed of the passing of borrower.	04/30/2021	04/23/2021
752190355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/16/2021
752190351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2018. 11/15/2018 - The borrower called in about the escrow and the agent ran an escrow analysis on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752190353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752190350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019. The borrower called to make a payment over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752190349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/01/2021
752190347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752190314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018. Borrower wanted funds applied towards fees to be reversed in order to have late fee waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190346	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2019. Inbound call from borrower on 12/11/2019 to inquire about process/procedure on loss due to XXX. Date of loss: XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. XX/XX/XXXX Claim filed date of loss XX/XX/XXXX for XXX damage in amount of $X.XX. Unable to determine if repairs are complete. The damage repair amount is estimated at $X.XX. Property repair is in process. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/16/2021
752190345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. The borrower called about assumption and was advised the loan is not assumable.
02/14/2018 - The borrower called in to confirm the payment mailing address. The borrower stated the money order was mailed to the payment center and returned back to the mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2020. The borrower called to discuss options for removing their ex-spouse from the loan due to a recent divorce. The agent explained general options and an assumption or refinance. The borrower stated that they will leave the loan as is for now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/31/2021
752190339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190340	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018. The borrower called in regarding the modification documents, borrower was concerned regarding the notary because they have not reached out yet. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190344	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752190337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752190334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/15/2021
752190306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2021. A payment in the amount of $958.19 was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752190650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. Inbound call from borrower to changed the amount on their auto payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2019. 10/01/2019 - Inbound call from the borrower regarding the status of the loan. Borrower wanted to know when a payment can be made and the agent informed on 11/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752190330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019. The most recent contact was a call in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190328	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2020. Unauthorized 3rd party called regarding documents and insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752191668	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2019. 11/04/2019 - The borrower called in to make a payment in the amount of $ 445.40 scheduled for the date of 11/04/2019. The borrower intends to keep the property and the home is owner cooupied. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/02/2021
752190327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/01/2021
752191758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/10/2021
752190325	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020. 11/06/2020 - Inbound call from third party to inform borrower is deceased and stated at some point the home will be placed on the market. The caller also advised will send in death certificate and deed and was not sure if property was in a trust. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752190657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2018. On 7/16/2018, the co-borrower called in about a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752190323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752190324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. Borrower called to verify insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752190319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752190301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2021. the customer provided a one time draft in the amount of $318.29
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752190317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2020. Borrower called to confirm they are resuming making their payments and requested a deferment for the missing payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752190426	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2021. Borrower called in payment for $267.29 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX. The borrower requested the loss draft department regarding a new claim for XXX damage. They stated the XXX. Property repairs have not started. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/16/2021
752193749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2020. Spoke to borrower and he stated he wanted to go back to paying but was unable to discuss right now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. The borrower called regarding general information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193751	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2021. Inbound call from borrower on 2/11/2021 to make a payment and inquire about why automatic payments were stopped. Servicer advised that due to the delinquency of the account the auto draft was deleted and cannot be reinstated until the loan is brought current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/29/2021. The dispute type is Verbal and the reason is Payment Dispute. The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve. Borrower payment dispute in regards to the amount being drafted bi weekly. Borrower states not the agreed upon amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2020. On 12/07/2020 Borrower was called in reference to payment due and stated made the payment on 12/01/2020. Borrower inquired about principal balance increase and call was transferred to another department for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. Borrower called in for general status of account and to schedule a payment for $1,374.98.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2020. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193739	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2021. On 04/05/21 the borrower called to make a payment of $2730.98.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752193744	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2020.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/17/2020. The dispute type is Verbal and the reason is Payment Dispute. Unable to determine if the dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve. 9/17/2020 Borrower called in concerned about his payment on credit report when he as paid on time .
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. 04/06/2021 -Borrower called in with promise to pay.
09/04/2020 -The borrower called and discussed workout options. The borrower requested deferment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2020. Borrower called to check on his payment deferral and was advised it is still i process and should not take much longer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752193737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2020. The borrower was called for disaster assistance ad ending but stated will bring account current on own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2021. The borrower called in for general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2020. Borrower called to confirm payments were deferred and wanted to know the payment due date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2020. 12/16/2020 - Borrower set up a promise to pay for the amount of $1013.64 on 12/24/2020 by mail. Reason for default is due to curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2020. The borrower called regarding the general status of the loan, servicer advised of foreclosure status. The borrower advised currently on forbearance plan and he is ready to resume payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2021. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020. 11/17/2020 - Borrower called in reference to process of loan modification and to inform servicer the hardship has been resolved. The borrower is interested in being reviewed for the deferral program instead of the modification. The borrower was eligible for the deferral program before accepting modification assistance. The agent educated the borrower that the past due payments will be moved to the end of the loan and bring the account current. The payments will be moved into a non interest bearing balance that wont be due until the loan is paid off, refinanced or reach the final term of the loan. The borrower intends on keeping the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/02/2021
752193743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2020. The authorized third party called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2020. Borrower escrow inquiry. Borrower stated that the escrow was paid in full but shows as short. Advised that the amount of $132.30 is correct.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2020. The borrower sent an email inquiring as to where to send the tax bill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2020. On 10/29/2021 Declined further assistance at this time home was hit by XXX states will still be able to pay on time
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2021. Contact with borrower inquiring about deferred balances disbursed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2020. Borrower called regarding questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2020. Called borrower and he took advantage of a deferral program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2020. 12/03/2020 - The borrower called in regarding the loan status and to decline the modification agreement. The borrower decided to apply for the deferral. The borrower declined the forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2020. Outbound call to borrower to discuss the escalation resolution. The borrower was disputing the reporting of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193723	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2021. The borrower called in and made a payment in amount of $1296.23 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752193721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2020. On 09/25/2020 XXXXXXX XXXXXXX customer received voicemail about recurring withdrawals and checking on properties due dates and fixing any issues on them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2020. On 11/17/2020 Borrower was called to follow up with disaster impact. Borrower was advised payment was received on 11/16/2020 and next payment due 12/01/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2020. Borrower wanted suspended funds applied to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2020. Borrower inquiry in regards to options once the forbearance plan comes to an end.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020. The borrower called and advised the Servicer they will make a payment by March 15th. The Servicer discussed mortgage assistance but the borrower was not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193716	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2021. The borrower called in regarding escrow and was advised not eligible to cancel escrow.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/23/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2021. On 04/25/2021, the borrower contacted the servicer to schedule a payment in the amount of $3,568.94.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/25/2021
752193713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2020. The borrower called in regards to the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193714	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2020. The borrower scheduled a payment for 12/16/20 in the amount of $1925.28.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area XXX declared on XX/XX/XXXX No damages were noted.	04/30/2021	04/14/2021
752193715	2	[2] Payoff has been requested within the last 60 days [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2021. Borrower called in and wanted to know his principle balance and if payment was received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/20/2020. The dispute type is Verbal and the reason is Force place escrows on account. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower is upset that force place escrow is on account, the servicer advised this agreed to on loan when docs are signed. Borrower eventually made payment to bring account current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193712	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2020. Borrower called to clarify that they are current. Advised that they are a small amount of a full payment. The borrower would like to pay that amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752193711	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2020. On6/12/2020, Servicer discussed the relief plan. Borrower stated they can resume making payments July 1.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2021. The borrower called for general information through the IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2020. Spoke tot he borrower and they stated the payment was made the information is incorrect. The call did get disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2021. Borrower called to discuss the escrow account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752193701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020. The borrower stated accountant makes the payments as out of the country, was advised within grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2020. The borrower called and declined the forbearance extension and accepted the modification offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020. The borrower stated that they are good for now and does not need to extend the pandemic forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193699	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. Borrower was advised of payment and stated was on another call and will callback.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/11/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Credit Reporting
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193694	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. Inbound call from borrower in regards to escrow account
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/25/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower disputing credit reporting for August 2019 through December 2019
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2021. The authorized third party called to request a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2020. Borower called in and gave reason for default as Illness, loss of work and loss of father. Servicer advised of options and provided foreclosure status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752193700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2020. Borrower advised loan modification documents will be returned today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2020. On 09/30/20 the borrower called stating ready to resume payments, however still needing assistance of past due payments and wanting to bring loan current. Loss mitigation discuss deferment and the borrower accepted offer. The servicer advised would 7 to 10 business days to complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a XXX Disaster Area due to XXX noted in XX/XX/XXXX. No damages were reported.	04/30/2021	04/30/2021
752193696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2020. Borrower scheduled payment to bring loan current and set up auto drafting to begin 10/01/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. The borrower called regarding the general status of the loan and inquired about a letter they received. Loss mitigation assistance was declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752193692	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020. The authorized third party called to make a payment. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752193691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2020. 08/26/2020 - borrower called to verify payment detail - advised account is due for October payment and wanted to set up automatic payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2021. The borrower stated they did not want a review and was advised of lowering payments and interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2020. Borrower contact made 7/3/2020 borrower accepted 1 payment repayment plan. Borrower not eligible for Forbearance customer agreed to pay $5,895.15, borrower informed COVID reduced income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2020. Borrower called to delete a payment that was schedule for today. Borrower schedule a payment for 12/18/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193684	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2021. Borrower requested a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. On 04/15/2021, the borrower contacted the servicer to schedule a payment in the amount of $1,623.98.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2020. The borrower made a promise to pay $2520.99 via the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2021. Inbound call from borrower on 4/7/2021 to advise the payment made 4/1/2021 is showing NSF with her bank. Servicer advised check will be present 3 x's before it is considered NSF. Borrower informed funds are available now and payment should go through.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to XXX as cited on XX/XX/XXXX, with no property damage cited.	04/30/2021	04/30/2021
752193689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2020. 11/12/2020 - Outbound call to the borrower to collect on the past due amount. The borrower set up a promise to pay online in the amount of $653.88 on 11/13/2020. The reason for default is due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2020. 12/01/2020 - borrower called for general account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193683	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2021. the customer made a payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/01/2021. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. reporting dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/18/2021
752193676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020. The borrower called in to make a payment in the amount of $500.36. The borrower requested assistance with their payments due to not being able to care for their patients due to COVID -19 virus.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2020. Borrower called to discuss escrow account, transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2021. Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020. Borrower inquired about a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2020. Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2020. 01/09/2020 - Called borrower to collect on past due account - borrower promises to make a payment in the amount of $1260.81 at the bank branch on 01/15/2020 - discussed options but borrower not interested at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2020. 07/27/2020 - Borrower called in regarding loan modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752193669	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2020. The servicer advised the borrower of the modification process. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2020. The borrower called in to make a payment IAO $602.78.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2021. Borrower called to advised will make a payment online today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/05/2021
752193665	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2021. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019. The most recent contact was a call in to discuss the trial plan for the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2020. The borrower called to inquire about refinancing and was advised they would have to wait 3 months after extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020. Borrower called in to make a payment and scheduled November and December repayment plan payments. Servicer advised this may result in broken plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2020. The borrower called in to authorize his wife.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193314	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2020. The borrower called in to discuss post forbearance options and was not interested in extending the forbearance plan. A XXX deferral was requested.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/17/2018. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. A credit reporting dispute was received and the reporting was found to be accurate. The issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193658	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2021. The borrower inquired if the insurance refund was included in the year end statement for 2020. The servcier provided the details of the refund and dispute resolution.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/05/2021. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. On 02/05/2021, the borrower disputed the amount listed on 1098 form. The homeowner stated that had already paid for the hazard policy and should not have been charged $1,101.00 for the lender placed policy. The servcier confirmed on 02/22/2021 that the refund had been issued and applied on 09/08/2020 towards the unpaid principal balance. However, this amount was included in the deferment; and therefore the 1098 form is accurate. On 02/22/2021, the customer understood the explanation. A resolution letter was sent on 02/24/2021.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2021. Inbound call from borrower on 4/28/2021 to inquire about a check issued by the insurance company. Servicer advised check needed to be endorsed and provided endorsement procedures.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193315	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020. Borrower called and wanted to confirm trial payment dates and amounts. Borrower made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/09/2020. The dispute type is Written and the reason is FCRA dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2020. Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. On 04/16/2021, the borrower contacted the servicer to schedule a payment in the amount of $2,559.07.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2020. Called borrower to collect past due amount and she could not commit to pay. Borrower stated husband made a payment online before the 15th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2020. The borrower called regarding their upcoming payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193307	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2020. The borrower scheduled recurring payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/16/2020. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Previous payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020. Borrower called in regards to increased principal balance; servicer explained it was due to forbearance payments being deferred to end of loan term.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2020. 04/08/2021- Borrower called in with promise to pay.
09/01/2020 -The borrower called to confirm the payment will resume in October.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2020. the customer called and inquired about the new servicer and the account status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2021. The borrower called in for general information and escrow information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2020. Borrower called to make a payment and set up an automatic draw.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2020. 06/17/2020 - Outbound call to the borrower to discuss the April, May and June payment. Discussed the escrow account and post forbearance options. The borrower accepted the deferral option to cure the loan and declined the forbearance extension, The borrower's hardship is resolved and is ready to resume making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2020. Servicer contacted borr to collect on past-due loan. Borr made a promised to pay $566.95 on 12/11/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2021. 03/29/2021 - Borrower contacted regarding past due and made promise to pay.
01/25/2021 -Inbound call from borrower to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2019. Spoke to Borrower and they stated that they had to cover some school expenses and is now just catching up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752193289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2021. Inbound call from borrower on 2/17/2021 to make payment. Servicer waived fee and processed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2021. Borrower inquiring about a letter received. Advised the letter was introducing the new specialist but the deferral has already been completed and the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193287	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. The servicer called and spoke with borrower regarding payment. Borrower stated did not realize has not paid the mortgage and advised will go online today and make the payment and stated no assistance is needed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/01/2021. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower is disputing reporting stating inaccurate information. The servicer reviewed account and dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193288	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2018. Authorized third party called in and states funds were debited from her XXXXXXX bank account with the first presentment on 9/4/18.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/05/2018. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower called in and reported a payment dispute. Appears the payment was NSF.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/07/2021
752193284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. On 04/15/2021, the borrower contacted the servicer to schedule a payment in the amount of $923.02.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2021. The borrower stated they are current and are unable to discuss account since they are at work; borrower indicated would call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193281	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. The servicer called and spoke with borrower to collect payment and borrower made a promise to pay $1769.50 on 04/21/2021 via online payment. The agent went over the possibility of repayment or payment deferral but borrower advised was not interested. Borrower stated reason for late payment is due to a slip and was hospitalized and had to go to physical therapy. Borrower stated has now recovered and trying to catch up. Borrower advised waiting on social security which is received 3rd Wednesday of the month.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/27/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower was upset that payment came back insuffecent funds states the funds were in the account the servicer advised to check with bank to see what happened.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/22/2021
752193280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2020. The borrower called for post forbearance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2018. Borrower called regarding status of premium payment. Borrower advised had received call from the agent and spoke with Jolie who advised the payment was not issued..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193278	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2020. Borrower called to see when credit would e removed off of reporting and wanted general status of loan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/01/2020. The dispute type is Written and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower being reported as late but was paying on time. The dispute was resolved on 08/14/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2021. Inbound call from borrower on 4/26/2021 for general account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2020. The borrower confirmed their modification documentation had been received and it may be another week before the modification closes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2021. The borrower called to request a new billing statement and updated mailing preferences.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2020. Inbound call from borrower went over mod process, borrower wanted to apply
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/11/2021
752193268	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/30/2021
752193267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/16/2021
752193270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2021. The borrower called in and made a payment in the amount of $1440.91
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2021. The borrower called in reference to the mortgage insurance removal requirements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018. the borrower called regarding automated foreclosure letter being sent. The customer was worried regarding the process and went to branch to make a $1,000.00 payment. Servicer offered modification to help assist in bringing the account current. Servicer is mailing out approval for trial payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193264	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2020. Borrower called Servicer on 12/14/2020 regarding the forbearance extensions. Borrower advised that they had requested an extension and they should not be receiving collection calls. Servicer approved a forbearance extension on XX/XX/XXXX for the term XX/XX/XXXX - XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752193258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2020. The borrower called for a payoff amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/03/2021
752193259	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2021. The borrower called in and made a payment in amount of $2110.86 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided. The current foreclosure is on hold and the hold reason is bankruptcy filing. The next projected foreclosure step is first legal/NOD. Foreclosure milestones not noted as foreclosure was placed on hold for bankruptcy filing prior to beginning of servicing comments provided and defaulted to first legal.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. Active Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/27/2021
752193260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2021. Spoke to the borrower and they were checking on their modification. The customer was advised the paperwork is still being reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752193263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018. The borrower called confirming signed the loan modification agreement and returned documents back to the servicer on 05/14/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/08/2021
752193257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020. Payment drafted by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2020. Borrower request for an update on the requested payment deferral reversal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2021. The borrower called to request copies of the loan documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193256	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2020. Servicer contacted borr to collect on past-due loan. Borr cannot commit to pay. Borr stated is ready to resume making payments starting next month no longer needs assistance things are back to normal. Servicer went over all options. Borr stated the best option would be adding the payments towards the end of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193650	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2021. The servicer contacted the borrower regarding the deferment approval.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/20/2021. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Borrower submitted a dispute through the credit reporting agencies. Servicer responded accordingly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193254	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/22/2018. The dispute type is Verbal and the reason is Credit Reporting. The dispute is not resolved and the status indicates Servicer responded and appears issue is closed. Borrower is disputing the credit report and after research, it was found that there was a name differential.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2019. On 12/2/2019, borrower called and requested Bi weekly drafting delay until 12/13/2019. On 8/16/2019 the borrower wanted to reinstate the loan instead of proceed with the modification due to being unable to contact the other borrower to sign the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/03/2021
752193251	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2021. The authorized third party called in and made a payment in amount of $1024.66 and was provided with the confirmation number. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2020. Servicer called Borrower on 11/6/2020 and Borrower indicated that they would like to cancel the forbearance and move forward with the deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2021. The servicer called and spoke with the borrower regarding payment and borrower stated payment was scheduled online on 02/13/2021. The agent advised that no payment is showing scheduled. Borrower made a promise to pay $935.00 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193243	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2021. The Servicer spoke with the borrower about general account information. The borrowers advised the Servicer they did not need work out options since the account is now current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/15/2021
752193649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2021. Borrower called in upset getting messages, calls, letters and emails and wanted to know why. Borrower stated makes all monthly payments and does not like getting the mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/23/2021
752193244	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is filed/under plan. The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2020. The servicer discussed payment information and NSF with the borrower. The borrower scheduled a payment over the phone. The servicer informed the borrower that the notifications will stop within 24 to 48 hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/12/2021
752193648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2021. 04/19/2021 - Borrower called in for account status information.
12/07/2020 -The borrower set up payment for 12/26/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752193647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2021. The customer opted out of the COVID-19 forbearance and requested removal of payment suspension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2020. 11/30/2020 - The borrower called in with the questions about the payments and status of the loan. The agent went over the customer payment history and advised of November's payment is sitting in unapplied funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	05/01/2021
752193236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2021. Outbound contact was made with the borrower, who advised the hardship is resolved and requested a deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193237	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. The borrower called to discuss the escrow account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/19/2019. The dispute type is Verbal and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. On 9/19/2019, the borrower stated they already paid but was advised of the previous payment reversal.
REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2021. The borrower called to request a copy of a prior modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/19/2021
752193233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2020. The borrower was called to review the trial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2021. Outbound contact was made with the borrower, who provided updated banking information for auto-draft and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2021. The borrower called to review the payment history and requested a transaction correction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2020. Inbound call from borrower 10/1/2020 for general loan information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/03/2021
752193228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	03/18/2021
752193227	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2020. Borrower called in inquiring of the the forbearance being removed from both accounts.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/27/2020. The dispute type is Verbal and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded and appears issue is closed. Borrower stated that he wanted the forbearance removed from both accounts due to him not knowing it will reflect on his credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/06/2021
752193226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2020. The borrower called in to discuss post forbearance options and verbally accepted a payment deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2019. Borrower called stating they have been trying to make the December payment. Associate assisted in completing the payment and informed borrower still waiting to finalize the modificatiom.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193645	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2020. The most recent contact was to discuss the borrowers current situation and extend the forbearance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/23/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower was disputing the reporting information to the credit bureaus. The servicer reviewed the account and determined that it was reporting correctly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2021. Borrower advised payment delays due to pay periods and had been reached by prior agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2020. The borrower made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/13/2021
752193220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2020. The borrower called to discuss post forbearance options. The reason for default was due to the Government shutdown. A deferral was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2020. 12/02/2020 - Borrower called to make a payment - cannot commit to pay but not interested in home preservation options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2020. The borrower declined an extension to their forbearance plan and accepted a deferral of missed payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/10/2021
752193215	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019. The borrower discussed the escrow analysis. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/21/2021
752193214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2021. On 04/16/21 the borrower called to make a payment of $1824.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/26/2021
752193213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2020. The borrower called in to discuss the payment details, the borrower agreed to a forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193207	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2020. The Authorized Third Party called to inquire about status on account in reference to payments made and call was transferred for assistance. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/20/2021
752193208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Pay history reflects evidence of delinquency during thy review period; however, no collection activity was provided for review.	04/30/2021	04/09/2021
752193644	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2020. Borrower called in and made promise to pay. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/28/2021
752193205	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2021. 01/07/2021 - Borrower called in regarding payment information
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/09/2020. The dispute type is Written and the reason is Payment Dispute. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The dispute was resolved on 09/25/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193204	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2021. The borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/25/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. Forbearance flag removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/29/2021
752193203	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2020. The borrower stated that they already scheduled a payment with another agent and the funds are in a holding account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/14/2020. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The borrower disputed the date of the first delinquency. The delinquency was validated with the proper documentation and the issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/30/2021
752193201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2021. Borrower called in payment for $843.69 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/14/2021
752193197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable. Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	04/09/2021
752193202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 05/01/2021.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	04/30/2021	02/26/2021
752189825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020. Borrower called in regards to an auto call left for her.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment 11/07/2018, Received inspection, 100% of work completed. Final draw check for $21,331.49 sent payable to Homeowner sent via regular mail.	05/31/2020	03/31/2020
752189917	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018. Successor was advised that they need to send in the modification documents in order to complete the modification process. Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented. The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020